UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22652
                                                    -----------

                      First Trust Variable Insurance Trust
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period:   June 30, 2019
                                             -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2019

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2019

Shareholder Letter..........................................................   1
Portfolio Management........................................................   2
Performance Summary and Portfolio Components
     First Trust/Dow Jones Dividend & Income Allocation Portfolio...........   5
     First Trust Multi Income Allocation Portfolio..........................   7
     First Trust Dorsey Wright Tactical Core Portfolio......................   9
Understanding Your Fund Expenses............................................  11
Portfolio of Investments
     First Trust/Dow Jones Dividend & Income Allocation Portfolio...........  12
     First Trust Multi Income Allocation Portfolio..........................  40
     First Trust Dorsey Wright Tactical Core Portfolio......................  50
Statements of Assets and Liabilities........................................  51
Statements of Operations....................................................  52
Statements of Changes in Net Assets.........................................  53
Financial Highlights........................................................  56
Notes to Financial Statements...............................................  59
Additional Information......................................................  72

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor"), Energy Income Partners, LLC ("EIP" or a "Sub-Advisor"), Stonebridge Advisors LLC ("Stonebridge" or a "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of the First Trust Variable Insurance Trust (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any series (individually called a "Fund" and collectively the "Funds") of the Trust will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust and/or the Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2019


Dear Shareholders:

One thing we can all agree on and expect: headline news coming out of Washington, DC continues to influence the financial markets. As January 2019 unfolded, the longest partial government shutdown in U.S. history was wrapping up while we were beginning to learn about President Trump's approach to international trade policy. By June's end, trade talks with China were reengaging and the threat of 5% tariffs on Mexican imports was averted. Investors breathed a collective sigh of relief and, once again, the free market began to rally.

At the Markets' close on June 28, 2019, U.S. equities, as indicated by the S&P 500(R) Index, returned 7.05% for the month of June, and 18.54% for the calendar year-to-date. Bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 1.26% and 6.11%, respectively, for the same periods. The 10-Year U.S. Treasury Note yield fell from over 3% in late 2018 to just above 2% for the six-month period ended June 30, 2019 and the Federal Reserve has clearly indicated that another rate cut is on the way.

Despite the ongoing bluster of the news cycle, the economy is doing well and productivity growth, due to deregulation and lower taxes on corporate profits, has improved over the last two years.

      o     The Consumer Confidence Index of 121.5 for June remains strong.

      o The U.S. inflation rate hovers near 2%, on average, as it has for the last decade.

      o June's unemployment rate of 3.7% barely moved from May's 3.6%, the lowest level since December of 1969.

Before you reach for the antacids due to the latest political equivocation, keep a balanced perspective in view. Remember, no one can predict the inevitable and expected market fluctuations. Speak periodically with your investment professional who can provide insight when it comes to investing and discovering opportunities when they arise.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2019

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is a registered investment advisor based in Wheaton, IL and is the investment advisor to First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director,
   First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing
   Director, First Trust
Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
Todd Larson, Senior Vice President, First Trust
Chris A. Peterson, Senior Vice President, First Trust
Eric Maisel, Senior Vice President, First Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2019

                                    ADVISOR

First Trust is a registered investment advisor based in Wheaton, IL and is the investment advisor to First Trust Multi Income Allocation Portfolio (the "Fund"). First Trust manages the Fund's fixed income investments, as well as a portion of the Fund's equity investments.

                                  SUB-ADVISORS

Stonebridge Advisors LLC ("Stonebridge" or a "Sub-Advisor") is a sub-advisor to the Fund and is a registered investment advisor based in Wilton, CT. Stonebridge specializes in the management of preferred securities and North American equity income securities.

Energy Income Partners, LLC ("EIP" or a "Sub-Advisor"), is a sub-advisor to the Fund and is a registered investment advisor based in Westport, CT. EIP was founded in 2003 to provide professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities, YieldCos, and energy infrastructure real estate investment trusts ("REITs").

                           PORTFOLIO MANAGEMENT TEAMS

FIRST TRUST

Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director,
   First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing
   Director, First Trust
Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
William Housey, Senior Vice President, First Trust
Chris A. Peterson, Senior Vice President, First Trust
Todd Larson, Senior Vice President, First Trust
James Snyder, Senior Vice President, First Trust
Jeremiah Charles, Senior Vice President, First Trust

STONEBRIDGE

Scott Fleming, Portfolio Manager, President and Chief Investment Officer of
   Stonebridge
Robert Wolf, Senior Portfolio Manager and Senior Vice President of Stonebridge

EIP

James J. Murchie, Portfolio Manager, Founder, Principal and CEO of EIP Eva Pao, Co-Portfolio Manager, Principal of EIP
John Tysseland, Co-Portfolio Manager, Principal of EIP

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2019

                                    ADVISOR

First Trust is a registered investment advisor based in Wheaton, IL and is the investment advisor to First Trust Dorsey Wright Tactical Core Portfolio (the "Fund"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director,
   First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing
   Director, First Trust
Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
Todd Larson, Senior Vice President, First Trust
Chris A. Peterson, Senior Vice President, First Trust

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2019 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                      PERIOD ENDED JUNE 30, 2019
                                                                                          1 YEAR         5 YEAR      SINCE INCEPTION
                                                              INCEPTION   SIX MONTH       ANNUAL     AVERAGE ANNUAL  AVERAGE ANNUAL
                                                                DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
   PORTFOLIO - CLASS I                                         5/1/12       14.08%         9.34%          7.67%           8.40%
Blended Benchmark (a)                                                       14.40%        10.30%          7.29%           8.74%
Bloomberg Barclays U.S. Corporate Investment-Grade Index (b)                 9.85%        10.72%          4.08%           4.30%
Russell 3000(R) Index (c)                                                   18.71%         8.98%         10.19%          12.98%
Secondary Blended Benchmark (d)                                             14.85%        10.74%          7.48%           8.90%
Dow Jones Equal Weight U.S. Issued Corporate Bond
   Index(SM) (e)                                                            10.85%        11.86%          4.32%           4.48%
Dow Jones U.S. Total Stock Market Index(SM) (f)                             18.70%         8.88%         10.12%          12.90%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          1 YEAR         5 YEAR      SINCE INCEPTION
                                                              INCEPTION   SIX MONTH       ANNUAL     AVERAGE ANNUAL   AVERAGE TOTAL
                                                                DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
   PORTFOLIO - CLASS II                                        5/1/14       14.18%         9.59%          7.95%           8.18%
Blended Benchmark (a)                                                       14.40%        10.30%          7.29%           7.64%
Bloomberg Barclays U.S. Corporate Investment-Grade Index (b)                 9.85%        10.72%          4.08%           4.17%
Russell 3000(R) Index (c)                                                   18.71%         8.98%         10.19%          10.83%
Secondary Blended Benchmark (d)                                             14.85%        10.74%          7.48%           7.82%
Dow Jones Equal Weight U.S. Issued Corporate Bond
   Index(SM) (e)                                                            10.85%        11.86%          4.32%           4.38%
Dow Jones U.S. Total Stock Market Index(SM) (f)                             18.70%         8.88%         10.12%          10.77%
------------------------------------------------------------------------------------------------------------------------------------

(a) The Blended Benchmark returns are a 50/50 split between the Russell 3000(R) Index and the Bloomberg Barclays U.S. Corporate Investment-Grade Index returns.

(b) Bloomberg Barclays U.S. Corporate Investment-Grade Index measures the performance of investment grade U.S. corporate bonds. The index includes all publicly issued, dollar-denominated corporate bonds with a minimum of $250 million par outstanding that are investment grade-rated (Baa3/BBB- or higher). The index excludes bonds having less than one year to final maturity as well as floating rate bonds, non-registered private placements, structured notes, hybrids, and convertible securities. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(d) The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market Index(SM) and the Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) returns.

(e) The Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) measures the return of readily tradable, high-grade U.S. corporate bonds. The index includes an equally weighted basket of 96 recently issued investment-grade corporate bonds with laddered maturities. (The index reflects no deduction for fees, expenses or taxes).

(f) The Dow Jones U.S. Total Stock Market Index(SM) measures all U.S. equity securities that have readily available prices. (The index reflects no deduction for fees, expenses or taxes).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                              May 1, 2012 - June 30, 2019

                                                    Bloomberg                               Dow Jones
                 First Trust/Dow                  Barclays U.S.                            Equal Weight     Dow Jones
                Jones Dividend &                    Corporate       Russell   Secondary    U.S. Issued      U.S. Total
                Income Allocation     Blended    Investment-Grade   3000(R)    Blended    Corporate Bond   Stock Market
               Portfolio - Class I   Benchmark        Index          Index    Benchmark     Index(SM)       Index(SM)
5/1/2012             $10,000          $10,000        $10,000        $10,000    $10,000       $10,000         $10,000
6/30/2012             10,020            9,925         10,135          9,701      9,933        10,152           9,702
12/31/2012            10,438           10,495         10,636         10,331     10,519        10,677          10,322
6/30/2013             10,904           11,026         10,273         11,784     11,047        10,290          11,786
12/31/2013            11,770           12,055         10,472         13,798     12,088        10,523          13,777
6/30/2014             12,318           12,823         11,067         14,756     12,844        11,083          14,733
12/31/2014            12,951           13,269         11,254         15,531     13,336        11,336          15,493
6/30/2015             12,989           13,350         11,150         15,832     13,409        11,215          15,790
12/31/2015            12,962           13,286         11,177         15,606     13,402        11,315          15,559
6/30/2016             13,806           14,046         12,035         16,171     14,214        12,239          16,110
12/31/2017            14,484           14,554         11,859         17,592     14,672        11,975          17,521
6/30/2017             15,285           15,478         12,310         19,163     15,592        12,395          19,093
12/31/2017            16,436           16,531         12,621         21,309     16,643        12,691          21,228
6/30/2018             16,306           16,529         12,208         21,995     16,638        12,239          21,916
12/31/2018            15,628           15,936         12,304         20,191     16,042        12,350          20,101
6/30/2019             17,828           18,231         13,516         23,969     18,424        13,690          23,860

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2019 (UNAUDITED)

------------------------------------------------------
                                           % OF TOTAL
TOP EQUITY HOLDINGS                       INVESTMENTS
------------------------------------------------------
Erie Indemnity Co., Class A                    0.5%
HEICO Corp.                                    0.5
Tetra Tech, Inc.                               0.5
Walt Disney (The) Co.                          0.5
Broadridge Financial Solutions, Inc.           0.4
UniFirst Corp.                                 0.4
Allegion PLC                                   0.4
Northrop Grumman Corp.                         0.4
Gentex Corp.                                   0.4
TE Connectivity, Ltd.                          0.4
------------------------------------------------------
    Total                                      4.4%
                                             ======

------------------------------------------------------
                                           % OF TOTAL
TOP FIXED-INCOME HOLDINGS BY ISSUER       INVESTMENTS
------------------------------------------------------
U.S. Government                                2.6%
Bank of America Corp.                          1.8
Citigroup, Inc.                                1.6
JPMorgan Chase & Co.                           1.5
Goldman Sachs Group (The), Inc.                1.3
Morgan Stanley                                 1.1
Wells Fargo & Co.                              0.8
UnitedHealth Group, Inc.                       0.8
Duke Energy Corp.                              0.8
AT&T, Inc.                                     0.7
------------------------------------------------------
    Total                                     13.0%
                                             ======

------------------------------------------------------
                                           % OF TOTAL
                                          FIXED-INCOME
CREDIT QUALITY(1)                         INVESTMENTS
------------------------------------------------------
AAA                                            7.4%
AA+                                            1.5
AA                                             6.5
AA-                                            8.7
A+                                            15.3
A                                             17.4
A-                                            16.4
BBB+                                           9.2
BBB                                           12.7
BBB-                                           4.8
A-2 (short-term)                               0.1
------------------------------------------------------
    Total                                    100.0%
                                             ======

------------------------------------------------------
                                           % OF TOTAL
SECTOR ALLOCATION                         INVESTMENTS
------------------------------------------------------
Common Stocks:
  Financials                                  15.4%
  Industrials                                 13.7
  Information Technology                       7.9
  Consumer Discretionary                       5.9
  Health Care                                  4.1
  Consumer Staples                             3.5
  Materials                                    2.6
  Communication Services                       1.2
  Real Estate                                  1.1
  Utilities                                    0.7
  Energy                                       0.4
------------------------------------------------------
Total Common Stocks                           56.5
------------------------------------------------------
Corporate Bonds & Notes:
  Financials                                  11.0
  Utilities                                    5.5
  Health Care                                  4.2
  Energy                                       3.4
  Industrials                                  3.2
  Information Technology                       3.1
  Consumer Staples                             2.9
  Communication Services                       2.7
  Consumer Discretionary                       1.0
  Materials                                    0.8
------------------------------------------------------
Total Corporate Bonds & Notes                 37.8
------------------------------------------------------
Foreign Corporate Bonds & Notes:
  Financials                                   1.3
  Energy                                       0.5
  Communication Services                       0.4
  Health Care                                  0.3
  Materials                                    0.3
  Industrials                                  0.2
  Utilities                                    0.0*
------------------------------------------------------
Total Foreign Corporate Bonds & Notes          3.0
------------------------------------------------------
U.S. Government Bonds & Notes                  2.7
------------------------------------------------------
Commercial Paper:
  Utilities                                    0.0*
------------------------------------------------------
Total Commercial Paper                         0.0*
------------------------------------------------------
    Total                                    100.0%
                                             ======

* Amount is less than 0.1%.

(1) The credit quality and ratings information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2019 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                      PERIOD ENDED JUNE 30, 2019
                                                                                          1 YEAR         5 YEAR      SINCE INCEPTION
                                                              INCEPTION   SIX MONTH       ANNUAL     AVERAGE ANNUAL  AVERAGE ANNUAL
                                                                DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN    TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO - CLASS I        5/1/14       11.08%        7.19%           3.82%           4.33%
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO - CLASS II       5/1/14       11.20%        7.46%           4.08%           4.58%
Broad Blended Benchmark (a)                                                 11.23%        8.81%           6.00%           6.30%
Bloomberg Barclays U.S. Aggregate Bond Index (b)                             6.11%        7.87%           2.95%           3.04%
Russell 3000(R) Index (c)                                                   18.71%        8.98%          10.19%          10.83%
Multi Asset Class Blended Benchmark (d)                                     12.19%        7.31%           3.93%           4.47%
------------------------------------------------------------------------------------------------------------------------------------


(a) The Broad Blended Benchmark return is split between the Bloomberg Barclays U.S. Aggregate Bond Index (60%) and the Russell 3000(R) Index (40%).

(b) The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criteria for minimum amount of outstanding par value. (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(d) The Multi Asset Class Blended Benchmark is weighted to include nine indexes: Russell 3000(R) Index (15%), ICE BofAML Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofAML U.S. High Yield Index (8%), S&P/LSTA Leveraged Loan Index (15%), Bloomberg Barclays U.S. Corporate Investment-Grade Index (8%), ICE BofAML U.S. MBS Index (8%), and ICE BofAML U.S. Inflation-Linked Treasury Index (8%).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         May 1, 2014 - June 30, 2019

                First Trust Multi       Broad      Bloomberg Barclays
                Income Allocation      Blended       U.S. Aggregate      Russell 3000(R)    Multi Asset Class
               Portfolio - Class I    Benchmark        Bond Index             Index         Blended Benchmark
5/1/2014             $10,000           $10,000          $10,000              $10,000             $10,000
6/30/2014             10,320            10,245           10,096               10,470              10,334
12/31/2014            10,457            10,582           10,295               11,020              10,428
6/30/2015             10,383            10,667           10,284               11,234              10,278
12/31/2015            10,119            10,662           10,354               11,073               9,933
6/30/2016             10,900            11,168           10,904               11,474              10,744
12/31/2016            11,057            11,384           10,628               12,483              10,958
6/30/2017             11,437            11,942           10,869               13,598              11,299
12/31/2017            11,725            12,556           11,004               15,121              11,585
6/30/2018             11,611            12,601           10,826               15,608              11,681
12/31/2018            11,205            12,328           11,006               14,328              11,173
6/30/2019             12,447            13,712           11,678               17,009              12,535

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2019 (UNAUDITED)

------------------------------------------------------
                                           % OF TOTAL
TOP 10 HOLDINGS                           INVESTMENTS
------------------------------------------------------
First Trust Senior Loan Fund                  13.8%
First Trust Tactical High Yield ETF            9.0
First Trust Preferred Securities and
   Income ETF                                  6.8
iShares iBoxx $ Investment Grade Corporate
   Bond ETF                                    5.9
iShares MBS ETF                                5.1
First Trust Institutional Preferred
   Securities and Income ETF                   2.3
Enterprise Products Partners, L.P.             1.7
Invesco Bulletshares 2020 Corporate
   Bond ETF                                    1.4
Magellan Midstream Partners, L.P.              1.1
TC Energy Corp.                                1.0
------------------------------------------------------
    Total                                     48.1%
                                             ======

------------------------------------------------------
                                           % OF TOTAL
SECTOR ALLOCATION                         INVESTMENTS
------------------------------------------------------
Exchange-Traded Funds                         44.7%
------------------------------------------------------
Common Stocks:
  Information Technology                       4.0
  Energy                                       4.0
  Health Care                                  3.2
  Utilities                                    3.2
  Financials                                   2.1
  Consumer Staples                             1.9
  Industrials                                  1.9
  Consumer Discretionary                       1.8
  Materials                                    0.7
  Communication Services                       0.4
------------------------------------------------------
Total Common Stocks                           23.2
------------------------------------------------------
U.S. Government Bonds & Notes                 10.2
------------------------------------------------------
Real Estate Investment Trusts:
  Financials                                   8.8
Total Real Estate Investment Trusts            8.8
Master Limited Partnerships:
  Energy                                       6.9
  Utilities                                    0.6
  Materials                                    0.3
------------------------------------------------------
Total Master Limited Partnerships              7.8
------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                  5.2
------------------------------------------------------
Mortgage-Backed Securities                     0.1
------------------------------------------------------
Asset-Backed Securities                        0.0*
------------------------------------------------------
    Total                                    100.0%
                                             ======

* Amount is less than 0.1%.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2019 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                      PERIOD ENDED JUNE 30, 2019
                                                                                          1 YEAR            SINCE INCEPTION
                                                              INCEPTION   SIX MONTH       ANNUAL             AVERAGE ANNUAL
                                                                DATE     TOTAL RETURN  TOTAL RETURN           TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO - CLASS I   10/30/15      16.55%         2.56%                  6.58%
FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO - CLASS II  10/30/15      16.68%         2.73%                  6.83%
Broad Blended Benchmark (a)                                                 13.64%         9.87%                  8.72%
Bloomberg Barclays U.S. Aggregate Bond Index (b)                             6.11%         7.87%                  3.17%
S&P 500(R) Index (c)                                                        18.54%        10.42%                 12.22%
------------------------------------------------------------------------------------------------------------------------------------


(a) The Broad Blended Benchmark return is split between the Bloomberg Barclays U.S. Aggregate Bond Index (40%) and the S&P 500(R) Index (60%).

(b) The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criteria for minimum amount of outstanding par value. (The index reflects no deduction for fees, expenses or taxes).

(c) The S&P 500(R) Index is an unmanaged index of 500 stocks used to measure large-cap U.S. stock market performance. (The index reflects no deduction for fees, expenses or taxes).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            October 30, 2015 - June 30, 2019

               First Trust Dorsey Wright      Broad      Bloomberg Barclays
               Tactical Core Portfolio -     Blended       U.S. Aggregate      S&P 500(R)
                        Class I             Benchmark        Bond Index          Index
10/30/15                $10,000              $10,000          $10,000           $10,000
12/31/15                  9,940                9,900            9,941             9,872
6/30/16                   9,807               10,347           10,469            10,251
12/31/16                 10,035               10,722           10,204            11,053
6/30/17                  10,773               11,417           10,436            12,085
12/31/17                 11,791               12,246           10,565            13,465
6/30/18                  12,317               12,368           10,394            13,822
12/31/18                 10,838               11,957           10,567            12,875
6/30/19                  12,632               13,588           11,213            15,262

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2019 (UNAUDITED)

------------------------------------------------------
                                           % OF TOTAL
TOP 10 HOLDINGS                           INVESTMENTS
------------------------------------------------------
First Trust Large Cap Growth AlphaDEX(R)
   Fund                                       10.4%
First Trust Mid Cap Growth AlphaDEX(R)
   Fund                                       10.2
First Trust Small Cap Growth AlphaDEX(R)
   Fund                                        9.8
First Trust NASDAQ-100-Technology Sector
   Index Fund                                  9.3
First Trust Technology AlphaDEX(R) Fund        9.3
First Trust Dow Jones Internet Index Fund      9.2
First Trust Utilities AlphaDEX(R) Fund         8.5
First Trust NYSE Arca Biotechnology Index
   Fund                                        8.3
iShares Core U.S. Aggregate Bond ETF           6.1
SPDR Portfolio Intermediate Term Corporate
   Bond ETF                                    3.5
------------------------------------------------------
    Total                                     84.6%
                                             ======

FIRST TRUST VARIABLE INSURANCE TRUST
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2019 (UNAUDITED)

As a shareholder of First Trust/Dow Jones Dividend & Income Allocation Portfolio, First Trust Multi Income Allocation Portfolio or First Trust Dorsey Wright Tactical Core Portfolio (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, if any; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2019.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      HYPOTHETICAL
                                               ACTUAL EXPENSES                 (5% RETURN BEFORE EXPENSES)
                                     -----------------------------------   -----------------------------------
                                                             EXPENSES                              EXPENSES
                                     BEGINNING   ENDING     PAID DURING    BEGINNING   ENDING     PAID DURING    ANNUAL-
                                      ACCOUNT    ACCOUNT      PERIOD        ACCOUNT    ACCOUNT      PERIOD         IZED
                                       VALUE      VALUE      1/1/2019-       VALUE      VALUE      1/1/2019-     EXPENSE
                                     1/1/2019   6/30/2019  6/30/2019 (a)   1/1/2019   6/30/2019  6/30/2019 (a)  RATIO (b)
                                     ---------  ---------  -------------   ---------  ---------  -------------  ----------
First Trust/Dow Jones Dividend &
  Income Allocation Portfolio
    Class I .......................  $1,000.00  $1,140.80     $ 6.37       $1,000.00  $1,018.84     $ 6.01        1.20%
    Class II ......................  $1,000.00  $1,141.80     $ 5.04       $1,000.00  $1,020.08     $ 4.76        0.95%

First Trust Multi Income Allocation
  Portfolio (c)
    Class I .......................  $1,000.00  $1,110.80     $ 4.34       $1,000.00  $1,020.68     $ 4.16        0.83%
    Class II ......................  $1,000.00  $1,112.00     $ 3.04       $1,000.00  $1,021.92     $ 2.91        0.58%

First Trust Dorsey Wright Tactical
  Core Portfolio (c)
    Class I .......................  $1,000.00  $1,165.50     $ 4.08       $1,000.00  $1,021.03     $ 3.81        0.76%
    Class II ......................  $1,000.00  $1,166.80     $ 2.74       $1,000.00  $1,022.27     $ 2.56        0.51%

(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 1, 2019 through June 30, 2019), multiplied by 181/365 (to reflect the six-month period).

(b) The expense ratios reflect an expense cap. First Trust Multi Income Allocation Portfolio expense ratios reflect an additional waiver. See Note 3 in the Notes to Financial Statements.

(c) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS - 56.2%

             AEROSPACE & DEFENSE - 2.5%
     18,964  General Dynamics Corp........................................................  $   3,448,034
     33,839  HEICO Corp...................................................................      4,527,997
     46,420  Hexcel Corp..................................................................      3,754,450
     15,495  Huntington Ingalls Industries, Inc...........................................      3,482,346
     11,908  Northrop Grumman Corp........................................................      3,847,594
     17,632  Raytheon Co..................................................................      3,065,852
                                                                                            -------------
                                                                                               22,126,273
                                                                                            -------------
             AIR FREIGHT & LOGISTICS - 0.7%
     42,298  Expeditors International of Washington, Inc..................................      3,208,726
     49,597  Forward Air Corp.............................................................      2,933,663
                                                                                            -------------
                                                                                                6,142,389
                                                                                            -------------
             AUTO COMPONENTS - 0.8%
    155,241  Gentex Corp..................................................................      3,820,481
     23,656  Lear Corp....................................................................      3,294,571
                                                                                            -------------
                                                                                                7,115,052
                                                                                            -------------
             BANKS - 4.1%
     40,705  Bank of Hawaii Corp..........................................................      3,374,852
     59,265  Banner Corp..................................................................      3,209,200
     94,674  Cathay General Bancorp.......................................................      3,399,743
     55,294  Commerce Bancshares, Inc.....................................................      3,298,840
     33,072  Cullen/Frost Bankers, Inc....................................................      3,097,523
    229,641  First Horizon National Corp..................................................      3,428,540
     80,622  First Interstate BancSystem, Inc., Class A...................................      3,193,437
     87,121  First Merchants Corp.........................................................      3,301,886
     26,172  PNC Financial Services Group (The), Inc......................................      3,592,892
     66,619  US Bancorp...................................................................      3,490,836
     70,697  Zions Bancorp N.A............................................................      3,250,648
                                                                                            -------------
                                                                                               36,638,397
                                                                                            -------------
             BEVERAGES - 0.8%
     18,309  Constellation Brands, Inc., Class A..........................................      3,605,774
     26,196  PepsiCo, Inc.................................................................      3,435,082
                                                                                            -------------
                                                                                                7,040,856
                                                                                            -------------
             BUILDING PRODUCTS - 0.7%
     35,393  Allegion PLC.................................................................      3,912,696
     60,211  AO Smith Corp................................................................      2,839,551
                                                                                            -------------
                                                                                                6,752,247
                                                                                            -------------
             CAPITAL MARKETS - 3.4%
      7,513  BlackRock, Inc...............................................................      3,525,851
     75,079  Charles Schwab (The) Corp....................................................      3,017,425
     96,873  Franklin Resources, Inc......................................................      3,371,181
     70,019  Houlihan Lokey, Inc..........................................................      3,117,946
     42,164  Intercontinental Exchange, Inc...............................................      3,623,574
     35,510  Northern Trust Corp..........................................................      3,195,900
     39,925  Raymond James Financial, Inc.................................................      3,375,659
     61,443  SEI Investments Co...........................................................      3,446,952
     32,065  T Rowe Price Group, Inc......................................................      3,517,851
                                                                                            -------------
                                                                                               30,192,339
                                                                                            -------------


Page 12                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             CHEMICALS - 1.9%
     16,812  Air Products & Chemicals, Inc................................................  $   3,805,732
     32,557  Celanese Corp................................................................      3,509,645
     42,309  Eastman Chemical Co..........................................................      3,292,909
     38,183  LyondellBasell Industries N.V., Class A......................................      3,288,702
     28,443  PPG Industries, Inc..........................................................      3,319,583
                                                                                            -------------
                                                                                               17,216,571
                                                                                            -------------
             COMMERCIAL SERVICES & SUPPLIES - 2.0%
     15,885  Cintas Corp..................................................................      3,769,352
     77,136  Rollins, Inc.................................................................      2,766,868
     53,874  Tetra Tech, Inc..............................................................      4,231,803
     20,914  UniFirst Corp................................................................      3,943,753
     30,895  Waste Management, Inc........................................................      3,564,356
                                                                                            -------------
                                                                                               18,276,132
                                                                                            -------------
             COMMUNICATIONS EQUIPMENT - 0.7%
     59,463  Cisco Systems, Inc...........................................................      3,254,410
    121,284  Juniper Networks, Inc........................................................      3,229,793
                                                                                            -------------
                                                                                                6,484,203
                                                                                            -------------
             CONTAINERS & PACKAGING - 0.3%
     32,304  Packaging Corp. of America...................................................      3,079,217
                                                                                            -------------
             DIVERSIFIED CONSUMER SERVICES - 0.8%
      4,700  Graham Holdings Co., Class B.................................................      3,243,141
     79,959  Service Corp. International..................................................      3,740,482
                                                                                            -------------
                                                                                                6,983,623
                                                                                            -------------
             ELECTRIC UTILITIES - 0.7%
     16,607  NextEra Energy, Inc..........................................................      3,402,110
     74,452  OGE Energy Corp..............................................................      3,168,677
                                                                                            -------------
                                                                                                6,570,787
                                                                                            -------------
             ELECTRICAL EQUIPMENT - 0.8%
     38,694  AMETEK, Inc..................................................................      3,514,963
     39,850  Eaton Corp PLC...............................................................      3,318,708
                                                                                            -------------
                                                                                                6,833,671
                                                                                            -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.6%
     33,994  Amphenol Corp., Class A......................................................      3,261,384
     33,313  CDW Corp.....................................................................      3,697,743
     50,982  Dolby Laboratories, Inc., Class A............................................      3,293,437
     39,757  TE Connectivity, Ltd.........................................................      3,807,926
                                                                                            -------------
                                                                                               14,060,490
                                                                                            -------------
             ENTERTAINMENT - 0.4%
     28,914  Walt Disney (The) Co.........................................................      4,037,551
                                                                                            -------------
             EQUITY REAL ESTATE INVESTMENT TRUSTS - 1.1%
     20,472  PS Business Parks, Inc.......................................................      3,450,146
     14,742  Public Storage...............................................................      3,511,102
    109,308  Weingarten Realty Investors..................................................      2,997,226
                                                                                            -------------
                                                                                                9,958,474
                                                                                            -------------
             FOOD PRODUCTS - 1.7%
     71,724  Hormel Foods Corp............................................................      2,907,691
     33,904  Ingredion, Inc...............................................................      2,796,741


                        See Notes to Financial Statements                Page 13

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             FOOD PRODUCTS (CONTINUED)
     20,211  J&J Snack Foods Corp.........................................................  $   3,252,960
     20,490  Lancaster Colony Corp........................................................      3,044,814
     64,311  Mondelez International, Inc., Class A........................................      3,466,363
                                                                                            -------------
                                                                                               15,468,569
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
     3,654   Atrion Corp..................................................................      3,115,912
     39,484  Baxter International, Inc....................................................      3,233,740
     16,252  Stryker Corp.................................................................      3,341,086
                                                                                            -------------
                                                                                                9,690,738
                                                                                            -------------
             HEALTH CARE PROVIDERS & SERVICES - 1.5%
     10,030  Chemed Corp..................................................................      3,619,225
     12,069  Humana, Inc..................................................................      3,201,906
     35,702  Quest Diagnostics, Inc.......................................................      3,634,820
     12,983  UnitedHealth Group, Inc......................................................      3,167,982
                                                                                            -------------
                                                                                               13,623,933
                                                                                            -------------
             HOTELS, RESTAURANTS & LEISURE - 1.7%
     65,625  Cheesecake Factory (The), Inc................................................      2,869,125
     19,865  Cracker Barrel Old Country Store, Inc........................................      3,391,551
     26,430  Darden Restaurants, Inc......................................................      3,217,324
     73,582  International Speedway Corp., Class A........................................      3,303,096
     51,622  Texas Roadhouse, Inc.........................................................      2,770,553
                                                                                            -------------
                                                                                               15,551,649
                                                                                            -------------
             HOUSEHOLD DURABLES - 0.4%
     77,583  DR Horton, Inc...............................................................      3,346,155
                                                                                            -------------
             HOUSEHOLD PRODUCTS - 0.3%
     18,947  WD-40 Co.....................................................................      3,013,331
                                                                                            -------------
             INDUSTRIAL CONGLOMERATES - 1.1%
     15,452  3M Co........................................................................      2,678,450
     20,200  Honeywell International, Inc.................................................      3,526,718
      9,387  Roper Technologies, Inc......................................................      3,438,082
                                                                                            -------------
                                                                                                9,643,250
                                                                                            -------------
             INSURANCE - 7.1%
     64,209  Aflac, Inc...................................................................      3,519,295
     34,087  Allstate (The) Corp..........................................................      3,466,307
     33,369  American Financial Group, Inc................................................      3,419,321
     72,258  Assured Guaranty, Ltd........................................................      3,040,617
    108,789  Brown & Brown, Inc...........................................................      3,644,431
     80,039  Employers Holdings, Inc......................................................      3,383,249
     17,983  Erie Indemnity Co., Class A..................................................      4,572,717
     87,835  Fidelity National Financial, Inc.............................................      3,539,750
     62,338  First American Financial Corp................................................      3,347,551
     64,569  Hartford Financial Services Group (The), Inc.................................      3,597,785
     34,189  Marsh & McLennan Cos., Inc...................................................      3,410,353
     63,964  Principal Financial Group, Inc...............................................      3,704,795
     44,533  Progressive (The) Corp.......................................................      3,559,523
     22,612  Reinsurance Group of America, Inc............................................      3,528,150
     50,733  Selective Insurance Group, Inc...............................................      3,799,394
     39,175  Torchmark Corp...............................................................      3,504,596
     23,407  Travelers (The) Cos., Inc....................................................      3,499,815
     56,840  WR Berkley Corp..............................................................      3,747,461
                                                                                            -------------
                                                                                               64,285,110
                                                                                            -------------


Page 14                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             IT SERVICES - 3.1%
     18,238  Accenture PLC, Class A.......................................................  $   3,369,835
     20,097  Automatic Data Processing, Inc...............................................      3,322,637
     30,961  Broadridge Financial Solutions, Inc..........................................      3,953,101
     23,138  Jack Henry & Associates, Inc.................................................      3,098,641
     13,635  Mastercard, Inc., Class A....................................................      3,606,867
     45,229  MAXIMUS, Inc.................................................................      3,280,912
     40,029  Paychex, Inc.................................................................      3,293,986
     20,555  Visa, Inc., Class A..........................................................      3,567,320
                                                                                            -------------
                                                                                               27,493,299
                                                                                            -------------
             LIFE SCIENCES TOOLS & SERVICES - 0.3%
     39,940  Agilent Technologies, Inc....................................................      2,982,320
                                                                                            -------------
             MACHINERY - 3.4%
     32,122  Alamo Group, Inc.............................................................      3,209,952
     20,335  Cummins, Inc.................................................................      3,484,199
     64,830  Graco, Inc...................................................................      3,253,169
     22,367  Illinois Tool Works, Inc.....................................................      3,373,167
     29,739  Ingersoll-Rand PLC...........................................................      3,767,039
     38,278  Lincoln Electric Holdings, Inc...............................................      3,151,045
     47,114  PACCAR, Inc..................................................................      3,376,189
     20,512  Snap-on, Inc.................................................................      3,397,608
     46,636  Toro (The) Co................................................................      3,119,948
                                                                                            -------------
                                                                                               30,132,316
                                                                                            -------------
             MEDIA - 0.8%
    152,803  Interpublic Group of (The) Cos., Inc.........................................      3,451,819
     43,984  Omnicom Group, Inc...........................................................      3,604,489
                                                                                            -------------
                                                                                                7,056,308
                                                                                            -------------
             METALS & MINING - 0.4%
     35,568  Reliance Steel & Aluminum Co.................................................      3,365,444
                                                                                            -------------
             MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.7%
    441,593  MFA Financial, Inc...........................................................      3,170,638
    237,278  Two Harbors Investment Corp..................................................      3,006,312
                                                                                            -------------
                                                                                                6,176,950
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS - 0.3%
     33,733  Phillips 66..................................................................      3,155,385
                                                                                            -------------
             PERSONAL PRODUCTS - 0.3%
     42,315  Inter Parfums, Inc...........................................................      2,813,524
                                                                                            -------------
             PHARMACEUTICALS - 1.1%
     22,965  Johnson & Johnson............................................................      3,198,565
     75,592  Pfizer, Inc..................................................................      3,274,646
     31,890  Zoetis, Inc..................................................................      3,619,196
                                                                                            -------------
                                                                                               10,092,407
                                                                                            -------------
             PROFESSIONAL SERVICES - 0.4%
     55,620  Exponent, Inc................................................................      3,255,995
                                                                                            -------------
             ROAD & RAIL - 1.4%
     29,348  Landstar System, Inc.........................................................      3,169,290
     17,178  Norfolk Southern Corp........................................................      3,424,091
     19,201  Union Pacific Corp...........................................................      3,247,081


                        See Notes to Financial Statements                Page 15

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             ROAD & RAIL (CONTINUED)
     94,008  Werner Enterprises, Inc......................................................  $   2,921,769
                                                                                            -------------
                                                                                               12,762,231
                                                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
     10,677  Broadcom, Inc................................................................      3,073,481
     59,783  Intel Corp...................................................................      2,861,812
     17,934  Lam Research Corp............................................................      3,368,723
     60,380  Maxim Integrated Products, Inc...............................................      3,611,932
     23,695  Monolithic Power Systems, Inc................................................      3,217,307
     30,267  Texas Instruments, Inc.......................................................      3,473,441
                                                                                            -------------
                                                                                               19,606,696
                                                                                            -------------
             SOFTWARE - 0.4%
     12,280  Intuit, Inc..................................................................      3,209,132
                                                                                            -------------
             SPECIALTY RETAIL - 1.5%
     45,178  Best Buy Co., Inc............................................................      3,150,262
     16,731  Home Depot (The), Inc........................................................      3,479,546
     34,483  Ross Stores, Inc.............................................................      3,417,955
     60,335  TJX (The) Cos., Inc..........................................................      3,190,515
                                                                                            -------------
                                                                                               13,238,278
                                                                                            -------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.7%
     31,852  Carter's, Inc................................................................      3,106,844
     30,816  Columbia Sportswear Co.......................................................      3,086,531
                                                                                            -------------
                                                                                                6,193,375
                                                                                            -------------
             TOBACCO - 0.3%
     55,900  Altria Group, Inc............................................................      2,646,865
                                                                                            -------------
             TRADING COMPANIES & DISTRIBUTORS - 0.7%
     38,815  MSC Industrial Direct Co., Inc., Class A.....................................      2,882,402
     22,418  Watsco, Inc..................................................................      3,666,015
                                                                                            -------------
                                                                                                6,548,417
                                                                                            -------------
             TOTAL COMMON STOCKS..........................................................    504,859,949
             (Cost $442,251,320)                                                            -------------


 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES - 37.6%

             AEROSPACE & DEFENSE - 0.8%
$   500,000  Boeing (The) Co.....................................    3.45%      11/01/28          526,334
    250,000  Boeing (The) Co.....................................    3.50%      03/01/39          250,285
    308,000  Boeing (The) Co.....................................    3.38%      06/15/46          295,360
    250,000  Boeing (The) Co.....................................    3.65%      03/01/47          252,269
    500,000  Boeing (The) Co.....................................    3.63%      03/01/48          501,965
    500,000  General Dynamics Corp...............................    3.38%      05/15/23          522,918
    500,000  General Dynamics Corp...............................    3.50%      05/15/25          533,170
    500,000  General Dynamics Corp...............................    3.75%      05/15/28          547,724
    250,000  Lockheed Martin Corp................................    3.55%      01/15/26          265,912
    248,000  Lockheed Martin Corp................................    4.09%      09/15/52          276,342
    250,000  Northrop Grumman Corp...............................    2.08%      10/15/20          249,690


Page 16                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             AEROSPACE & DEFENSE (CONTINUED)
$   500,000  Northrop Grumman Corp...............................    2.55%      10/15/22    $     501,232
    250,000  Northrop Grumman Corp...............................    2.93%      01/15/25          254,801
    500,000  Northrop Grumman Corp...............................    3.25%      01/15/28          513,722
    500,000  Northrop Grumman Corp...............................    4.03%      10/15/47          534,199
    750,000  United Technologies Corp............................    3.35%      08/16/21          766,818
    250,000  United Technologies Corp............................    3.65%      08/16/23          262,000
    250,000  United Technologies Corp............................    3.95%      08/16/25          269,808
                                                                                            -------------
                                                                                                7,324,549
                                                                                            -------------
             AIR FREIGHT & LOGISTICS - 1.0%
    850,000  FedEx Corp..........................................    3.30%      03/15/27          872,213
    500,000  FedEx Corp..........................................    4.20%      10/17/28          546,205
    648,000  FedEx Corp..........................................    4.55%      04/01/46          663,824
    550,000  FedEx Corp..........................................    4.40%      01/15/47          548,698
    500,000  FedEx Corp..........................................    4.05%      02/15/48          481,535
    500,000  FedEx Corp..........................................    4.95%      10/17/48          546,844
  1,000,000  United Parcel Service, Inc..........................    2.05%      04/01/21          998,677
    500,000  United Parcel Service, Inc..........................    2.35%      05/16/22          503,204
    545,000  United Parcel Service, Inc..........................    2.45%      10/01/22          551,026
    500,000  United Parcel Service, Inc..........................    2.50%      04/01/23          505,729
    250,000  United Parcel Service, Inc..........................    2.80%      11/15/24          255,724
    500,000  United Parcel Service, Inc..........................    2.40%      11/15/26          494,401
    250,000  United Parcel Service, Inc..........................    3.05%      11/15/27          258,636
    500,000  United Parcel Service, Inc..........................    3.40%      03/15/29          529,044
    500,000  United Parcel Service, Inc..........................    3.40%      11/15/46          478,521
    500,000  United Parcel Service, Inc..........................    4.25%      03/15/49          549,316
                                                                                            -------------
                                                                                                8,783,597
                                                                                            -------------
             AIRLINES - 0.1%
    420,000  Southwest Airlines Co...............................    2.65%      11/05/20          421,843
    250,000  Southwest Airlines Co...............................    3.00%      11/15/26          250,054
                                                                                            -------------
                                                                                                  671,897
                                                                                            -------------
             AUTO COMPONENTS - 0.1%
    250,000  Lear Corp...........................................    4.25%      05/15/29          252,765
    250,000  Lear Corp...........................................    5.25%      05/15/49          247,691
                                                                                            -------------
                                                                                                  500,456
                                                                                            -------------
             AUTOMOBILES - 0.1%
    250,000  General Motors Co...................................    5.00%      10/01/28          262,786
    250,000  General Motors Co...................................    5.95%      04/01/49          262,333
                                                                                            -------------
                                                                                                  525,119
                                                                                            -------------
             BANKS - 5.9%
    600,000  Bank of America Corp................................    2.63%      04/19/21          603,940
    500,000  Bank of America Corp. (a)...........................    2.37%      07/21/21          499,543
    250,000  Bank of America Corp. (a)...........................    2.33%      10/01/21          249,745
    500,000  Bank of America Corp. (a)...........................    2.74%      01/23/22          502,362
    250,000  Bank of America Corp................................    2.50%      10/21/22          250,728
    500,000  Bank of America Corp. (a)...........................    2.88%      04/24/23          505,488
    500,000  Bank of America Corp. (a)...........................    2.82%      07/21/23          505,270
  1,207,000  Bank of America Corp. (a)...........................    3.00%      12/20/23        1,229,828
    250,000  Bank of America Corp. (a)...........................    3.55%      03/05/24          259,312


                        See Notes to Financial Statements                Page 17

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             BANKS (CONTINUED)
$   450,000  Bank of America Corp................................    4.00%      04/01/24    $     479,849
    500,000  Bank of America Corp. (a)...........................    3.86%      07/23/24          525,462
    500,000  Bank of America Corp. (a)...........................    3.46%      03/15/25          519,333
    500,000  Bank of America Corp. (a)...........................    3.09%      10/01/25          512,708
    250,000  Bank of America Corp. (a)...........................    3.37%      01/23/26          258,162
    400,000  Bank of America Corp................................    4.45%      03/03/26          431,807
    950,000  Bank of America Corp................................    3.50%      04/19/26          995,665
    500,000  Bank of America Corp. (a)...........................    3.56%      04/23/27          522,368
    150,000  Bank of America Corp................................    3.25%      10/21/27          153,813
    250,000  Bank of America Corp................................    4.18%      11/25/27          265,056
    500,000  Bank of America Corp. (a)...........................    3.82%      01/20/28          529,691
    500,000  Bank of America Corp. (a)...........................    3.71%      04/24/28          525,779
    500,000  Bank of America Corp. (a)...........................    3.59%      07/21/28          521,744
  1,091,000  Bank of America Corp. (a)...........................    3.42%      12/20/28        1,123,581
    250,000  Bank of America Corp. (a)...........................    3.97%      03/05/29          267,419
    500,000  Bank of America Corp. (a)...........................    4.27%      07/23/29          546,532
    500,000  Bank of America Corp. (a)...........................    3.97%      02/07/30          536,381
    250,000  Bank of America Corp. (a)...........................    4.24%      04/24/38          272,626
    500,000  Bank of America Corp. (a)...........................    4.08%      04/23/40          534,153
    225,000  Bank of America Corp................................    5.88%      02/07/42          299,424
    250,000  Bank of America Corp. (a)...........................    4.44%      01/20/48          284,337
    500,000  Bank of America Corp. (a)...........................    3.95%      01/23/49          528,096
    500,000  Bank of America Corp. (a)...........................    4.33%      03/15/50          558,247
    250,000  Citibank N.A........................................    3.40%      07/23/21          255,401
    500,000  Citibank N.A. (a)...................................    3.17%      02/19/22          506,379
    500,000  Citibank N.A. (a)...................................    2.84%      05/20/22          503,944
    500,000  Citigroup, Inc......................................    2.45%      01/10/20          500,142
    250,000  Citigroup, Inc......................................    2.40%      02/18/20          250,038
    600,000  Citigroup, Inc......................................    2.70%      03/30/21          603,286
    350,000  Citigroup, Inc......................................    2.35%      08/02/21          349,892
    250,000  Citigroup, Inc......................................    2.90%      12/08/21          252,687
    775,000  Citigroup, Inc......................................    4.50%      01/14/22          814,974
    500,000  Citigroup, Inc......................................    2.75%      04/25/22          504,769
    500,000  Citigroup, Inc......................................    2.70%      10/27/22          504,424
    500,000  Citigroup, Inc. (a).................................    2.88%      07/24/23          506,722
    250,000  Citigroup, Inc. (a).................................    4.04%      06/01/24          264,416
    500,000  Citigroup, Inc. (a).................................    3.35%      04/24/25          516,856
    450,000  Citigroup, Inc......................................    4.60%      03/09/26          487,276
    300,000  Citigroup, Inc......................................    3.40%      05/01/26          310,780
    250,000  Citigroup, Inc......................................    3.20%      10/21/26          255,185
    300,000  Citigroup, Inc......................................    4.30%      11/20/26          318,868
    350,000  Citigroup, Inc......................................    4.45%      09/29/27          377,418
    500,000  Citigroup, Inc. (a).................................    3.89%      01/10/28          529,398
  1,000,000  Citigroup, Inc. (a).................................    3.67%      07/24/28        1,044,449
    500,000  Citigroup, Inc......................................    4.13%      07/25/28          530,024
    500,000  Citigroup, Inc. (a).................................    3.52%      10/27/28          516,109
    250,000  Citigroup, Inc. (a).................................    4.08%      04/23/29          268,774
    500,000  Citigroup, Inc. (a).................................    3.98%      03/20/30          534,472
    500,000  Citigroup, Inc. (a).................................    3.88%      01/24/39          519,886
    200,000  Citigroup, Inc......................................    5.88%      01/30/42          264,470
    100,000  Citigroup, Inc......................................    6.68%      09/13/43          138,925


Page 18                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             BANKS (CONTINUED)
$   750,000  Citigroup, Inc......................................    4.75%      05/18/46    $     849,576
    500,000  Citigroup, Inc. (a).................................    4.28%      04/24/48          560,506
    500,000  Citigroup, Inc......................................    4.65%      07/23/48          582,590
    250,000  Citizens Bank N.A...................................    3.25%      02/14/22          254,944
    250,000  Comerica, Inc.......................................    4.00%      02/01/29          268,801
    600,000  HSBC Bank USA N.A...................................    4.88%      08/24/20          616,713
    250,000  Huntington National Bank (The)......................    3.55%      10/06/23          261,891
    150,000  JPMorgan Chase & Co.................................    2.55%      03/01/21          150,571
    550,000  JPMorgan Chase & Co.................................    4.63%      05/10/21          572,732
    450,000  JPMorgan Chase & Co.................................    2.40%      06/07/21          451,360
    325,000  JPMorgan Chase & Co.................................    3.20%      01/25/23          333,729
    500,000  JPMorgan Chase & Co. (a)............................    3.21%      04/01/23          510,555
    250,000  JPMorgan Chase & Co. (a)............................    2.78%      04/25/23          252,575
    500,000  JPMorgan Chase & Co.................................    2.70%      05/18/23          505,473
    400,000  JPMorgan Chase & Co.................................    3.88%      02/01/24          425,063
    250,000  JPMorgan Chase & Co. (a)............................    3.56%      04/23/24          259,336
    250,000  JPMorgan Chase & Co. (a)............................    3.80%      07/23/24          262,337
    850,000  JPMorgan Chase & Co.................................    3.30%      04/01/26          879,137
    300,000  JPMorgan Chase & Co.................................    4.13%      12/15/26          321,147
    250,000  JPMorgan Chase & Co.................................    3.63%      12/01/27          257,852
    500,000  JPMorgan Chase & Co. (a)............................    3.78%      02/01/28          530,475
    500,000  JPMorgan Chase & Co. (a)............................    3.54%      05/01/28          520,877
    500,000  JPMorgan Chase & Co. (a)............................    3.51%      01/23/29          520,240
    250,000  JPMorgan Chase & Co. (a)............................    4.01%      04/23/29          269,893
    500,000  JPMorgan Chase & Co. (a)............................    4.20%      07/23/29          547,117
    500,000  JPMorgan Chase & Co. (a)............................    3.70%      05/06/30          527,624
    400,000  JPMorgan Chase & Co.................................    6.40%      05/15/38          552,597
    250,000  JPMorgan Chase & Co. (a)............................    3.88%      07/24/38          262,467
    100,000  JPMorgan Chase & Co.................................    4.85%      02/01/44          119,241
    150,000  JPMorgan Chase & Co.................................    4.95%      06/01/45          178,361
    500,000  JPMorgan Chase & Co. (a)............................    4.26%      02/22/48          551,827
    500,000  JPMorgan Chase & Co. (a)............................    4.03%      07/24/48          536,960
    750,000  JPMorgan Chase & Co. (a)............................    3.96%      11/15/48          796,984
    500,000  JPMorgan Chase & Co. (a)............................    3.90%      01/23/49          524,973
    500,000  JPMorgan Chase Bank N.A. (a)........................    2.60%      02/01/21          500,611
    250,000  JPMorgan Chase Bank N.A. (a)........................    3.09%      04/26/21          251,443
    333,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (b)...    2.87%      02/01/21          333,202
    250,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.34% (b)...    2.93%      04/26/21          250,345
    500,000  Regions Bank........................................    2.75%      04/01/21          502,140
    500,000  Regions Financial Corp..............................    3.80%      08/14/23          523,472
    200,000  Wells Fargo & Co....................................    2.15%      01/30/20          199,829
    100,000  Wells Fargo & Co....................................    2.55%      12/07/20          100,313
    900,000  Wells Fargo & Co....................................    3.00%      01/22/21          908,494
    550,000  Wells Fargo & Co....................................    2.50%      03/04/21          551,384
    300,000  Wells Fargo & Co....................................    2.10%      07/26/21          298,476
    500,000  Wells Fargo & Co....................................    2.63%      07/22/22          503,800
    425,000  Wells Fargo & Co....................................    3.30%      09/09/24          440,075
    550,000  Wells Fargo & Co....................................    3.00%      04/22/26          556,496
    100,000  Wells Fargo & Co....................................    4.10%      06/03/26          106,139
    250,000  Wells Fargo & Co....................................    3.00%      10/23/26          252,816
    200,000  Wells Fargo & Co....................................    4.30%      07/22/27          216,253


                        See Notes to Financial Statements                Page 19

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             BANKS (CONTINUED)
$   500,000  Wells Fargo & Co. (a)...............................    3.58%      05/22/28    $     522,449
    100,000  Wells Fargo & Co....................................    4.90%      11/17/45          116,303
    275,000  Wells Fargo & Co....................................    4.40%      06/14/46          297,354
    750,000  Wells Fargo & Co....................................    4.75%      12/07/46          856,145
    250,000  Wells Fargo Bank N.A. (a)...........................    3.33%      07/23/21          252,434
  1,000,000  Wells Fargo Bank N.A................................    3.63%      10/22/21        1,028,591
    200,000  Wells Fargo Bank N.A................................    5.95%      08/26/36          255,613
                                                                                            -------------
                                                                                               53,069,114
                                                                                            -------------
             BEVERAGES - 0.9%
    875,000  Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
                Worldwide, Inc...................................    4.70%      02/01/36          961,337
  1,100,000  Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
                Worldwide, Inc...................................    4.90%      02/01/46        1,226,648
    337,000  Anheuser-Busch Inbev Finance, Inc...................    2.65%      02/01/21          338,862
    562,000  Anheuser-Busch Inbev Finance, Inc...................    3.30%      02/01/23          580,459
    200,000  Anheuser-Busch Inbev Worldwide, Inc.................    2.50%      07/15/22          201,693
    250,000  Anheuser-Busch Inbev Worldwide, Inc.................    3.50%      01/12/24          261,298
    250,000  Anheuser-Busch Inbev Worldwide, Inc.................    4.15%      01/23/25          270,986
    250,000  Anheuser-Busch Inbev Worldwide, Inc.................    4.75%      01/23/29          284,029
    250,000  Anheuser-Busch Inbev Worldwide, Inc.................    4.90%      01/23/31          288,749
    250,000  Anheuser-Busch Inbev Worldwide, Inc.................    4.38%      04/15/38          264,322
    250,000  Anheuser-Busch Inbev Worldwide, Inc.................    4.60%      04/15/48          268,020
    250,000  Anheuser-Busch Inbev Worldwide, Inc.................    5.55%      01/23/49          306,812
    250,000  Anheuser-Busch Inbev Worldwide, Inc.................    4.75%      04/15/58          264,818
    250,000  Anheuser-Busch Inbev Worldwide, Inc.................    5.80%      01/23/59          313,800
    150,000  Coca-Cola (The) Co..................................    1.88%      10/27/20          149,708
    975,000  Coca-Cola (The) Co..................................    3.20%      11/01/23        1,020,769
    250,000  Constellation Brands, Inc...........................    3.20%      02/15/23          255,768
    250,000  Constellation Brands, Inc...........................    4.10%      02/15/48          247,349
    500,000  Constellation Brands, Inc...........................    5.25%      11/15/48          580,016
                                                                                            -------------
                                                                                                8,085,443
                                                                                            -------------
             BIOTECHNOLOGY - 0.5%
    350,000  AbbVie, Inc.........................................    2.50%      05/14/20          350,025
    250,000  AbbVie, Inc.........................................    3.38%      11/14/21          254,332
    375,000  AbbVie, Inc.........................................    2.90%      11/06/22          377,763
    250,000  AbbVie, Inc.........................................    3.75%      11/14/23          260,458
    250,000  AbbVie, Inc.........................................    3.60%      05/14/25          258,504
    250,000  AbbVie, Inc.........................................    4.25%      11/14/28          267,481
    275,000  AbbVie, Inc.........................................    4.40%      11/06/42          271,574
    300,000  AbbVie, Inc.........................................    4.70%      05/14/45          305,905
    250,000  AbbVie, Inc.........................................    4.88%      11/14/48          263,540
    450,000  Amgen, Inc..........................................    2.70%      05/01/22          454,669
    500,000  Amgen, Inc..........................................    2.65%      05/11/22          503,992
    200,000  Amgen, Inc..........................................    3.63%      05/22/24          210,214
    100,000  Amgen, Inc..........................................    2.60%      08/19/26           98,542
    500,000  Amgen, Inc..........................................    3.20%      11/02/27          511,163
    350,000  Amgen, Inc..........................................    4.40%      05/01/45          372,391
                                                                                            -------------
                                                                                                4,760,553
                                                                                            -------------


Page 20                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             BUILDING PRODUCTS - 0.0%
$   250,000  Owens Corning.......................................    4.30%      07/15/47    $     211,371
                                                                                            -------------
             CAPITAL MARKETS - 2.4%
    500,000  Goldman Sachs Bank USA..............................    3.20%      06/05/20          504,345
    500,000  Goldman Sachs Group (The), Inc......................    2.60%      04/23/20          501,031
    700,000  Goldman Sachs Group (The), Inc......................    2.63%      04/25/21          702,605
    500,000  Goldman Sachs Group (The), Inc......................    2.35%      11/15/21          499,696
    500,000  Goldman Sachs Group (The), Inc......................    3.00%      04/26/22          504,906
    500,000  Goldman Sachs Group (The), Inc. (a).................    2.88%      10/31/22          504,272
    700,000  Goldman Sachs Group (The), Inc......................    3.63%      01/22/23          726,714
    250,000  Goldman Sachs Group (The), Inc. (a).................    2.91%      06/05/23          252,823
    500,000  Goldman Sachs Group (The), Inc. (a).................    2.91%      07/24/23          505,108
    500,000  Goldman Sachs Group (The), Inc......................    3.63%      02/20/24          522,019
    600,000  Goldman Sachs Group (The), Inc......................    4.00%      03/03/24          637,082
    150,000  Goldman Sachs Group (The), Inc......................    3.50%      01/23/25          155,289
    500,000  Goldman Sachs Group (The), Inc. (a).................    3.27%      09/29/25          512,066
    600,000  Goldman Sachs Group (The), Inc......................    4.25%      10/21/25          636,755
    550,000  Goldman Sachs Group (The), Inc......................    3.75%      02/25/26          574,556
    500,000  Goldman Sachs Group (The), Inc......................    3.50%      11/16/26          512,744
    750,000  Goldman Sachs Group (The), Inc......................    3.85%      01/26/27          784,510
    250,000  Goldman Sachs Group (The), Inc. (a).................    3.69%      06/05/28          258,404
    500,000  Goldman Sachs Group (The), Inc. (a).................    3.81%      04/23/29          523,012
    500,000  Goldman Sachs Group (The), Inc. (a).................    4.22%      05/01/29          536,691
    500,000  Goldman Sachs Group (The), Inc. (a).................    4.02%      10/31/38          517,388
    500,000  Goldman Sachs Group (The), Inc. (a).................    4.41%      04/23/39          541,854
    400,000  Goldman Sachs Group (The), Inc......................    6.25%      02/01/41          537,112
    400,000  Morgan Stanley......................................    2.65%      01/27/20          400,514
  1,000,000  Morgan Stanley......................................    2.50%      04/21/21        1,002,207
    550,000  Morgan Stanley......................................    5.50%      07/28/21          584,539
    500,000  Morgan Stanley......................................    2.63%      11/17/21          503,216
    500,000  Morgan Stanley......................................    2.75%      05/19/22          505,441
    500,000  Morgan Stanley......................................    3.13%      01/23/23          511,635
    300,000  Morgan Stanley......................................    3.75%      02/25/23          313,599
    500,000  Morgan Stanley (a)..................................    3.74%      04/24/24          521,549
    450,000  Morgan Stanley......................................    3.88%      04/29/24          477,261
    800,000  Morgan Stanley......................................    3.88%      01/27/26          851,101
    250,000  Morgan Stanley......................................    4.35%      09/08/26          268,297
    250,000  Morgan Stanley......................................    3.63%      01/20/27          262,618
    500,000  Morgan Stanley (a)..................................    3.59%      07/22/28          521,044
    500,000  Morgan Stanley (a)..................................    3.77%      01/24/29          524,993
    500,000  Morgan Stanley (a)..................................    4.43%      01/23/30          553,565
    500,000  Morgan Stanley (a)..................................    3.97%      07/22/38          524,645
    500,000  Morgan Stanley (a)..................................    4.46%      04/22/39          551,729
    350,000  Morgan Stanley......................................    6.38%      07/24/42          489,273
    100,000  Morgan Stanley......................................    4.30%      01/27/45          109,997
    250,000  Morgan Stanley......................................    4.38%      01/22/47          278,691
                                                                                            -------------
                                                                                               21,706,896
                                                                                            -------------
             CHEMICALS - 0.5%
    500,000  Celanese US Holdings LLC............................    3.50%      05/08/24          513,624
    200,000  Dow Chemical (The) Co...............................    3.00%      11/15/22          202,884


                        See Notes to Financial Statements                Page 21

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             CHEMICALS (CONTINUED)
$   250,000  Dow Chemical (The) Co. (c)..........................    3.15%      05/15/24    $     255,148
    250,000  Dow Chemical (The) Co. (c)..........................    4.80%      05/15/49          270,009
    500,000  DuPont de Nemours, Inc..............................    4.21%      11/15/23          535,574
    500,000  DuPont de Nemours, Inc..............................    4.49%      11/15/25          553,703
    500,000  DuPont de Nemours, Inc..............................    4.73%      11/15/28          566,656
    500,000  DuPont de Nemours, Inc..............................    5.32%      11/15/38          588,075
    500,000  DuPont de Nemours, Inc..............................    5.42%      11/15/48          608,377
    250,000  Huntsman International LLC..........................    4.50%      05/01/29          258,227
                                                                                            -------------
                                                                                                4,352,277
                                                                                            -------------
             COMMUNICATIONS EQUIPMENT - 0.2%
    800,000  Cisco Systems, Inc..................................    2.20%      09/20/23          803,474
    500,000  Cisco Systems, Inc..................................    3.63%      03/04/24          533,862
    100,000  Cisco Systems, Inc..................................    2.95%      02/28/26          103,180
    200,000  Cisco Systems, Inc..................................    2.50%      09/20/26          201,427
    225,000  Cisco Systems, Inc..................................    5.90%      02/15/39          307,887
    250,000  Motorola Solutions, Inc.............................    4.60%      05/23/29          261,712
                                                                                            -------------
                                                                                                2,211,542
                                                                                            -------------
             CONSTRUCTION MATERIALS - 0.0%
    250,000  Vulcan Materials Co.................................    4.50%      06/15/47          241,261
                                                                                            -------------
             CONSUMER FINANCE - 1.6%
    250,000  American Express Co.................................    2.20%      10/30/20          249,755
    250,000  American Express Co.................................    3.00%      02/22/21          252,816
    250,000  American Express Co.................................    2.50%      08/01/22          251,681
    250,000  American Express Co.................................    3.70%      08/03/23          262,604
    250,000  American Express Co.................................    3.40%      02/22/24          260,994
    500,000  American Express Co.................................    3.00%      10/30/24          512,900
    450,000  American Express Co.................................    3.63%      12/05/24          472,826
    250,000  American Express Co.................................    4.20%      11/06/25          273,257
    250,000  American Express Credit Corp........................    2.20%      03/03/20          249,791
    150,000  American Express Credit Corp........................    2.60%      09/14/20          150,592
    575,000  American Express Credit Corp........................    2.25%      05/05/21          575,353
    250,000  American Express Credit Corp........................    2.70%      03/03/22          252,765
    500,000  Capital One Financial Corp..........................    3.30%      10/30/24          513,234
    250,000  Capital One Financial Corp..........................    4.25%      04/30/25          268,118
    500,000  Capital One Financial Corp..........................    3.80%      01/31/28          517,219
    500,000  Capital One N.A.....................................    2.65%      08/08/22          502,839
    250,000  Caterpillar Financial Services Corp.................    1.85%      09/04/20          249,173
  1,039,000  Caterpillar Financial Services Corp.................    1.70%      08/09/21        1,028,413
  1,000,000  Caterpillar Financial Services Corp.................    2.55%      11/29/22        1,012,600
    500,000  Caterpillar Financial Services Corp.................    2.85%      05/17/24          510,177
    500,000  Discover Bank.......................................    3.35%      02/06/23          512,039
    250,000  Discover Bank.......................................    4.65%      09/13/28          273,646
    500,000  Ford Motor Credit Co., LLC..........................    2.98%      08/03/22          494,894
    250,000  Ford Motor Credit Co., LLC..........................    5.58%      03/18/24          268,525
    500,000  Ford Motor Credit Co., LLC..........................    3.82%      11/02/27          478,494
    500,000  Ford Motor Credit Co., LLC..........................    5.11%      05/03/29          511,091
    250,000  General Motors Financial Co., Inc...................    2.65%      04/13/20          249,969
    250,000  General Motors Financial Co., Inc...................    2.45%      11/06/20          249,230
    250,000  General Motors Financial Co., Inc...................    3.20%      07/06/21          252,277


Page 22                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             CONSUMER FINANCE (CONTINUED)
$   500,000  General Motors Financial Co., Inc...................    4.20%      11/06/21    $     515,015
    250,000  General Motors Financial Co., Inc...................    3.55%      07/08/22          254,571
    250,000  General Motors Financial Co., Inc...................    5.10%      01/17/24          267,516
    250,000  General Motors Financial Co., Inc...................    3.50%      11/07/24          249,690
    200,000  General Motors Financial Co., Inc...................    5.25%      03/01/26          214,704
    100,000  General Motors Financial Co., Inc...................    4.00%      10/06/26          100,919
    250,000  General Motors Financial Co., Inc...................    4.35%      01/17/27          254,879
    250,000  General Motors Financial Co., Inc...................    3.85%      01/05/28          244,721
    500,000  Synchrony Financial.................................    4.38%      03/19/24          523,921
    500,000  Synchrony Financial.................................    5.15%      03/19/29          539,252
                                                                                            -------------
                                                                                               14,822,460
                                                                                            -------------
             CONTAINERS & PACKAGING - 0.2%
    350,000  International Paper Co..............................    4.40%      08/15/47          341,902
    250,000  WRKCo, Inc..........................................    3.00%      09/15/24          252,585
    250,000  WRKCo, Inc..........................................    3.38%      09/15/27          250,628
    500,000  WRKCo, Inc..........................................    3.90%      06/01/28          514,481
    250,000  WRKCo, Inc..........................................    4.90%      03/15/29          273,535
    250,000  WRKCo, Inc..........................................    4.20%      06/01/32          258,494
                                                                                            -------------
                                                                                                1,891,625
                                                                                            -------------
             DIVERSIFIED FINANCIAL SERVICES - 0.3%
    250,000  Berkshire Hathaway Finance Corp.....................    4.20%      08/15/48          280,064
    500,000  Berkshire Hathaway Finance Corp.....................    4.25%      01/15/49          563,630
    125,000  Berkshire Hathaway, Inc.............................    2.75%      03/15/23          127,105
    425,000  Berkshire Hathaway, Inc.............................    3.13%      03/15/26          440,328
    250,000  Dell International LLC/EMC Corp. (c)................    4.42%      06/15/21          257,691
    250,000  Dell International LLC/EMC Corp. (c)................    4.00%      07/15/24          256,718
    500,000  Dell International LLC/EMC Corp. (c)................    4.90%      10/01/26          522,098
    250,000  Dell International LLC/EMC Corp. (c)................    5.30%      10/01/29          263,675
    250,000  Dell International LLC/EMC Corp. (c)................    8.35%      07/15/46          316,028
                                                                                            -------------
                                                                                                3,027,337
                                                                                            -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
    300,000  AT&T, Inc...........................................    2.45%      06/30/20          299,934
    250,000  AT&T, Inc...........................................    3.20%      03/01/22          255,416
    250,000  AT&T, Inc...........................................    3.80%      03/01/24          263,167
    150,000  AT&T, Inc...........................................    3.90%      03/11/24          158,373
    350,000  AT&T, Inc...........................................    3.40%      05/15/25          360,095
    650,000  AT&T, Inc...........................................    4.13%      02/17/26          691,976
    545,000  AT&T, Inc...........................................    4.10%      02/15/28          577,137
    500,000  AT&T, Inc...........................................    4.35%      03/01/29          539,001
    462,000  AT&T, Inc...........................................    4.30%      02/15/30          494,923
    250,000  AT&T, Inc...........................................    5.25%      03/01/37          280,983
    500,000  AT&T, Inc...........................................    4.85%      03/01/39          537,602
    425,000  AT&T, Inc...........................................    4.80%      06/15/44          449,292
    250,000  AT&T, Inc...........................................    4.35%      06/15/45          250,344
    250,000  AT&T, Inc...........................................    4.75%      05/15/46          264,428
    550,000  AT&T, Inc...........................................    5.65%      02/15/47          646,235
    250,000  AT&T, Inc...........................................    5.70%      03/01/57          294,745
    100,000  Verizon Communications, Inc.........................    2.63%      08/15/26           99,437
    250,000  Verizon Communications, Inc.........................    4.13%      03/16/27          272,131


                        See Notes to Financial Statements                Page 23

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
$   250,000  Verizon Communications, Inc.........................    3.88%      02/08/29    $     268,388
  1,119,000  Verizon Communications, Inc. (c)....................    4.02%      12/03/29        1,212,606
    231,000  Verizon Communications, Inc.........................    4.27%      01/15/36          250,588
    298,000  Verizon Communications, Inc.........................    4.13%      08/15/46          311,566
    750,000  Verizon Communications, Inc.........................    4.86%      08/21/46          874,471
    250,000  Verizon Communications, Inc.........................    4.52%      09/15/48          280,532
    249,000  Verizon Communications, Inc.........................    5.01%      08/21/54          298,482
    272,000  Verizon Communications, Inc.........................    4.67%      03/15/55          308,895
                                                                                            -------------
                                                                                               10,540,747
                                                                                            -------------
             ELECTRIC UTILITIES - 3.9%
    500,000  AEP Texas, Inc......................................    2.40%      10/01/22          501,864
    500,000  AEP Texas, Inc......................................    3.80%      10/01/47          507,067
    500,000  AEP Texas, Inc......................................    4.15%      05/01/49          541,880
    750,000  AEP Transmission Co., LLC...........................    3.10%      12/01/26          762,717
    250,000  AEP Transmission Co., LLC...........................    4.00%      12/01/46          261,971
    500,000  AEP Transmission Co., LLC...........................    3.75%      12/01/47          514,380
    500,000  AEP Transmission Co., LLC...........................    4.25%      09/15/48          549,464
    250,000  Alabama Power Co....................................    2.45%      03/30/22          251,185
    250,000  Alabama Power Co....................................    3.70%      12/01/47          253,422
    250,000  American Electric Power Co., Inc....................    2.95%      12/15/22          254,000
    500,000  American Electric Power Co., Inc....................    3.20%      11/13/27          510,653
    300,000  Appalachian Power Co................................    4.40%      05/15/44          326,786
    250,000  Appalachian Power Co................................    4.50%      03/01/49          281,178
    500,000  Atlantic City Electric Co...........................    4.00%      10/15/28          549,287
    250,000  Baltimore Gas & Electric Co.........................    2.40%      08/15/26          245,059
    250,000  Baltimore Gas & Electric Co.........................    3.50%      08/15/46          247,371
    250,000  Baltimore Gas & Electric Co.........................    3.75%      08/15/47          255,741
    240,000  CenterPoint Energy Houston Electric LLC.............    2.25%      08/01/22          239,623
    250,000  CenterPoint Energy Houston Electric LLC.............    2.40%      09/01/26          245,350
    500,000  CenterPoint Energy Houston Electric LLC.............    3.00%      02/01/27          510,205
    295,000  CenterPoint Energy Houston Electric LLC.............    4.50%      04/01/44          339,588
    250,000  CenterPoint Energy Houston Electric LLC.............    3.95%      03/01/48          267,352
    500,000  CenterPoint Energy Houston Electric LLC.............    4.25%      02/01/49          567,492
    500,000  Cleveland Electric Illuminating (The) Co. (c).......    3.50%      04/01/28          508,083
    500,000  Cleveland Electric Illuminating (The) Co. (c).......    4.55%      11/15/30          551,006
    300,000  Commonwealth Edison Co..............................    3.40%      09/01/21          306,648
    200,000  Commonwealth Edison Co..............................    2.55%      06/15/26          199,097
    250,000  Commonwealth Edison Co..............................    2.95%      08/15/27          253,732
    250,000  Commonwealth Edison Co..............................    3.70%      08/15/28          268,934
    300,000  Commonwealth Edison Co..............................    3.70%      03/01/45          305,569
    400,000  Commonwealth Edison Co..............................    3.65%      06/15/46          407,068
    500,000  Commonwealth Edison Co..............................    3.75%      08/15/47          518,997
    250,000  Commonwealth Edison Co..............................    4.00%      03/01/48          271,675
    500,000  Commonwealth Edison Co..............................    4.00%      03/01/49          537,970
    100,000  Duke Energy Carolinas LLC...........................    2.50%      03/15/23          100,966
    500,000  Duke Energy Carolinas LLC...........................    3.05%      03/15/23          514,182
    250,000  Duke Energy Corp....................................    1.80%      09/01/21          247,338
    300,000  Duke Energy Corp....................................    3.55%      09/15/21          306,781
    500,000  Duke Energy Corp....................................    2.40%      08/15/22          500,024


Page 24                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             ELECTRIC UTILITIES (CONTINUED)
$   250,000  Duke Energy Corp....................................    3.15%      08/15/27    $     253,818
    500,000  Duke Energy Corp....................................    3.40%      06/15/29          511,778
    950,000  Duke Energy Corp....................................    3.75%      09/01/46          927,769
    500,000  Duke Energy Corp....................................    3.95%      08/15/47          506,355
    500,000  Duke Energy Corp....................................    4.20%      06/15/49          526,982
     87,500  Duke Energy Florida LLC.............................    2.10%      12/15/19           87,359
    500,000  Duke Energy Florida LLC.............................    3.20%      01/15/27          516,196
    250,000  Duke Energy Florida LLC.............................    3.80%      07/15/28          269,572
    250,000  Duke Energy Florida LLC.............................    3.40%      10/01/46          244,493
    250,000  Duke Energy Florida LLC.............................    4.20%      07/15/48          277,401
    500,000  Duke Energy Progress LLC............................    3.45%      03/15/29          527,607
    250,000  Duke Energy Progress LLC............................    3.70%      10/15/46          254,365
    250,000  Duke Energy Progress LLC............................    3.60%      09/15/47          249,924
    575,000  Exelon Corp.........................................    5.15%      12/01/20          592,719
    200,000  Exelon Corp.........................................    2.45%      04/15/21          200,011
    500,000  Exelon Corp.........................................    3.50%      06/01/22          512,427
    250,000  Exelon Corp.........................................    4.45%      04/15/46          266,444
    210,000  Florida Power & Light Co............................    4.05%      06/01/42          229,899
    250,000  Florida Power & Light Co............................    3.95%      03/01/48          274,014
    500,000  Florida Power & Light Co............................    3.99%      03/01/49          549,197
    250,000  Indiana Michigan Power Co...........................    3.85%      05/15/28          268,533
    100,000  Indiana Michigan Power Co...........................    4.55%      03/15/46          112,601
    500,000  Indiana Michigan Power Co...........................    3.75%      07/01/47          506,693
    250,000  Indiana Michigan Power Co...........................    4.25%      08/15/48          275,527
    500,000  Jersey Central Power & Light Co. (c)................    4.30%      01/15/26          537,324
    410,000  Metropolitan Edison Co. (c).........................    3.50%      03/15/23          423,128
    500,000  Metropolitan Edison Co. (c).........................    4.30%      01/15/29          545,549
    500,000  Oncor Electric Delivery Co., LLC (c)................    2.75%      06/01/24          509,702
    250,000  PECO Energy Co......................................    3.70%      09/15/47          256,941
    500,000  PECO Energy Co......................................    3.90%      03/01/48          527,475
    100,000  Public Service Electric & Gas Co....................    1.90%      03/15/21           99,708
    500,000  Public Service Electric & Gas Co....................    3.25%      09/01/23          519,154
    550,000  Public Service Electric & Gas Co....................    2.25%      09/15/26          534,350
    250,000  Public Service Electric & Gas Co....................    3.00%      05/15/27          254,712
    500,000  Public Service Electric & Gas Co....................    3.65%      09/01/28          536,457
    250,000  Public Service Electric & Gas Co....................    3.20%      05/15/29          258,921
    275,000  Public Service Electric & Gas Co....................    3.95%      05/01/42          296,842
    100,000  Public Service Electric & Gas Co....................    3.80%      03/01/46          105,569
    500,000  Public Service Electric & Gas Co....................    3.60%      12/01/47          512,287
    250,000  Public Service Electric & Gas Co....................    4.05%      05/01/48          273,713
    250,000  Public Service Electric & Gas Co....................    3.85%      05/01/49          268,446
    250,000  Southern (The) Co...................................    3.25%      07/01/26          254,104
    500,000  Southwestern Electric Power Co......................    2.75%      10/01/26          487,556
    100,000  Southwestern Electric Power Co......................    6.20%      03/15/40          128,491
    500,000  Tampa Electric Co...................................    4.45%      06/15/49          558,423
    500,000  Virginia Electric & Power Co........................    2.75%      03/15/23          507,429
    200,000  Virginia Electric & Power Co........................    3.45%      02/15/24          208,498
    450,000  Virginia Electric & Power Co........................    2.95%      11/15/26          457,907
    250,000  Virginia Electric & Power Co........................    3.50%      03/15/27          263,661
    475,000  Virginia Electric & Power Co........................    4.45%      02/15/44          537,284


                        See Notes to Financial Statements                Page 25

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             ELECTRIC UTILITIES (CONTINUED)
$   250,000  Virginia Electric & Power Co........................    4.00%      11/15/46    $     264,409
    250,000  Virginia Electric & Power Co........................    3.80%      09/15/47          257,091
    500,000  Virginia Electric & Power Co........................    4.60%      12/01/48          576,678
                                                                                            -------------
                                                                                               34,685,198
                                                                                            -------------
             ELECTRICAL EQUIPMENT - 0.1%
    250,000  Rockwell Automation, Inc............................    3.50%      03/01/29          265,895
    250,000  Rockwell Automation, Inc............................    4.20%      03/01/49          279,427
                                                                                            -------------
                                                                                                  545,322
                                                                                            -------------
             ENERGY EQUIPMENT & SERVICES - 0.0%
    250,000  Halliburton Co......................................    5.00%      11/15/45          273,168
                                                                                            -------------
             ENTERTAINMENT - 0.2%
    150,000  TWDC Enterprises 18 Corp............................    3.00%      02/13/26          156,252
    350,000  TWDC Enterprises 18 Corp............................    1.85%      07/30/26          339,501
    500,000  TWDC Enterprises 18 Corp............................    2.95%      06/15/27          522,307
    475,000  TWDC Enterprises 18 Corp............................    4.13%      06/01/44          541,271
                                                                                            -------------
                                                                                                1,559,331
                                                                                            -------------
             FOOD & STAPLES RETAILING - 0.7%
    250,000  Walmart, Inc........................................    3.13%      06/23/21          255,540
  1,000,000  Walmart, Inc........................................    2.35%      12/15/22        1,011,903
    250,000  Walmart, Inc........................................    3.40%      06/26/23          262,930
    325,000  Walmart, Inc........................................    3.30%      04/22/24          341,887
    500,000  Walmart, Inc........................................    2.85%      07/08/24          516,933
    500,000  Walmart, Inc........................................    2.65%      12/15/24          511,171
    250,000  Walmart, Inc........................................    3.55%      06/26/25          267,335
    500,000  Walmart, Inc........................................    3.05%      07/08/26          524,218
    250,000  Walmart, Inc........................................    3.70%      06/26/28          273,041
    500,000  Walmart, Inc........................................    3.25%      07/08/29          527,613
    250,000  Walmart, Inc........................................    3.95%      06/28/38          278,885
  1,000,000  Walmart, Inc........................................    3.63%      12/15/47        1,070,766
    250,000  Walmart, Inc........................................    4.05%      06/29/48          286,851
                                                                                            -------------
                                                                                                6,129,073
                                                                                            -------------
             FOOD PRODUCTS - 0.7%
    500,000  Conagra Brands, Inc.................................    3.80%      10/22/21          514,100
    500,000  Conagra Brands, Inc.................................    4.30%      05/01/24          530,770
    500,000  Conagra Brands, Inc.................................    4.60%      11/01/25          544,728
    500,000  Conagra Brands, Inc.................................    4.85%      11/01/28          555,016
    500,000  Conagra Brands, Inc.................................    5.30%      11/01/38          543,356
    500,000  Conagra Brands, Inc.................................    5.40%      11/01/48          549,576
    500,000  Mars, Inc. (c)......................................    2.70%      04/01/25          510,531
    500,000  Mars, Inc. (c)......................................    3.20%      04/01/30          519,996
    500,000  Mars, Inc. (c)......................................    3.95%      04/01/49          538,783
    250,000  Nestle Holdings, Inc. (c)...........................    3.10%      09/24/21          255,280
    250,000  Nestle Holdings, Inc. (c)...........................    3.35%      09/24/23          260,786
    250,000  Nestle Holdings, Inc. (c)...........................    3.50%      09/24/25          265,665
    250,000  Nestle Holdings, Inc. (c)...........................    3.90%      09/24/38          272,768
    250,000  Nestle Holdings, Inc. (c)...........................    4.00%      09/24/48          277,618
    250,000  Tyson Foods, Inc....................................    4.55%      06/02/47          261,892
                                                                                            -------------
                                                                                                6,400,865
                                                                                            -------------


Page 26                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             GAS UTILITIES - 0.2%
$   500,000  CenterPoint Energy Resources Corp...................    3.55%      04/01/23    $     515,508
    500,000  CenterPoint Energy Resources Corp...................    4.00%      04/01/28          533,017
    500,000  Piedmont Natural Gas Co., Inc.......................    3.50%      06/01/29          523,840
    500,000  Southern Co. Gas Capital Corp.......................    4.40%      05/30/47          529,663
                                                                                            -------------
                                                                                                2,102,028
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
    250,000  Abbott Laboratories.................................    2.90%      11/30/21          254,237
    350,000  Abbott Laboratories.................................    3.40%      11/30/23          365,153
    282,000  Abbott Laboratories.................................    3.75%      11/30/26          305,148
  1,100,000  Abbott Laboratories.................................    4.90%      11/30/46        1,361,204
    550,000  Becton Dickinson and Co.............................    3.36%      06/06/24          566,848
    522,000  Becton Dickinson and Co.............................    3.70%      06/06/27          545,534
    800,000  Becton Dickinson and Co.............................    4.67%      06/06/47          897,572
    250,000  Boston Scientific Corp..............................    3.45%      03/01/24          261,111
    250,000  Boston Scientific Corp..............................    3.75%      03/01/26          266,115
    250,000  Boston Scientific Corp..............................    4.00%      03/01/29          270,669
    250,000  Boston Scientific Corp..............................    4.55%      03/01/39          276,675
    250,000  Boston Scientific Corp..............................    4.70%      03/01/49          287,325
    750,000  Medtronic, Inc......................................    3.15%      03/15/22          771,340
    600,000  Medtronic, Inc......................................    3.50%      03/15/25          636,809
    201,000  Medtronic, Inc......................................    4.63%      03/15/45          243,817
                                                                                            -------------
                                                                                                7,309,557
                                                                                            -------------
             HEALTH CARE PROVIDERS & SERVICES - 1.9%
    250,000  Anthem, Inc.........................................    4.55%      03/01/48          272,776
    500,000  Cigna Corp. (c).....................................    3.20%      09/17/20          504,725
    500,000  Cigna Corp. (c).....................................    3.40%      09/17/21          509,916
    500,000  Cigna Corp. (c).....................................    3.75%      07/15/23          520,920
    500,000  Cigna Corp. (c).....................................    4.13%      11/15/25          532,894
    500,000  Cigna Corp. (c).....................................    4.80%      08/15/38          539,852
    750,000  CVS Health Corp.....................................    3.13%      03/09/20          753,025
    750,000  CVS Health Corp.....................................    3.35%      03/09/21          760,667
    600,000  CVS Health Corp.....................................    2.13%      06/01/21          596,218
    500,000  CVS Health Corp.....................................    3.70%      03/09/23          517,421
    700,000  CVS Health Corp.....................................    4.00%      12/05/23          733,111
    500,000  CVS Health Corp.....................................    4.10%      03/25/25          527,699
    178,000  CVS Health Corp.....................................    3.88%      07/20/25          186,013
    150,000  CVS Health Corp.....................................    2.88%      06/01/26          147,210
    500,000  CVS Health Corp.....................................    4.30%      03/25/28          527,689
    350,000  CVS Health Corp.....................................    4.78%      03/25/38          365,692
  1,000,000  CVS Health Corp.....................................    5.05%      03/25/48        1,066,760
    250,000  HCA, Inc............................................    4.13%      06/15/29          257,508
    250,000  HCA, Inc............................................    5.13%      06/15/39          260,736
    250,000  HCA, Inc............................................    5.25%      06/15/49          260,917
    500,000  UnitedHealth Group, Inc.............................    1.95%      10/15/20          498,065
    275,000  UnitedHealth Group, Inc.............................    4.70%      02/15/21          284,070
    100,000  UnitedHealth Group, Inc.............................    2.13%      03/15/21           99,847
    550,000  UnitedHealth Group, Inc.............................    2.88%      12/15/21          558,336
    500,000  UnitedHealth Group, Inc.............................    2.38%      10/15/22          501,670
    250,000  UnitedHealth Group, Inc.............................    3.50%      02/15/24          262,252


                        See Notes to Financial Statements                Page 27

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
$   100,000  UnitedHealth Group, Inc.............................    3.75%      07/15/25    $     106,892
    250,000  UnitedHealth Group, Inc.............................    3.70%      12/15/25          266,464
    250,000  UnitedHealth Group, Inc.............................    3.10%      03/15/26          257,694
    500,000  UnitedHealth Group, Inc.............................    3.45%      01/15/27          526,551
    500,000  UnitedHealth Group, Inc.............................    3.38%      04/15/27          522,563
    500,000  UnitedHealth Group, Inc.............................    2.95%      10/15/27          508,945
    250,000  UnitedHealth Group, Inc.............................    3.88%      12/15/28          272,952
    150,000  UnitedHealth Group, Inc.............................    6.88%      02/15/38          217,146
    573,000  UnitedHealth Group, Inc.............................    4.75%      07/15/45          679,592
    500,000  UnitedHealth Group, Inc.............................    4.20%      01/15/47          547,285
    500,000  UnitedHealth Group, Inc.............................    4.25%      04/15/47          550,644
    250,000  UnitedHealth Group, Inc.............................    3.75%      10/15/47          256,644
    250,000  UnitedHealth Group, Inc.............................    4.45%      12/15/48          288,301
                                                                                            -------------
                                                                                               17,047,662
                                                                                            -------------
             HOTELS, RESTAURANTS & LEISURE - 0.1%
    250,000  McDonald's Corp.....................................    3.35%      04/01/23          259,654
    250,000  McDonald's Corp.....................................    3.80%      04/01/28          268,662
    100,000  McDonald's Corp.....................................    4.88%      12/09/45          114,966
    250,000  McDonald's Corp.....................................    4.45%      09/01/48          274,554
                                                                                            -------------
                                                                                                  917,836
                                                                                            -------------
             HOUSEHOLD PRODUCTS - 0.2%
    250,000  Procter & Gamble (The) Co...........................    1.70%      11/03/21          248,368
    500,000  Procter & Gamble (The) Co...........................    2.15%      08/11/22          502,982
    250,000  Procter & Gamble (The) Co...........................    2.45%      11/03/26          250,813
    500,000  Procter & Gamble (The) Co...........................    2.85%      08/11/27          518,640
    250,000  Procter & Gamble (The) Co...........................    3.50%      10/25/47          266,845
                                                                                            -------------
                                                                                                1,787,648
                                                                                            -------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
    500,000  NextEra Energy Capital Holdings, Inc................    2.80%      01/15/23          503,848
    500,000  NextEra Energy Capital Holdings, Inc................    3.15%      04/01/24          514,406
    500,000  NextEra Energy Capital Holdings, Inc................    3.55%      05/01/27          522,434
    500,000  NextEra Energy Capital Holdings, Inc................    3.50%      04/01/29          520,524
                                                                                            -------------
                                                                                                2,061,212
                                                                                            -------------
             INDUSTRIAL CONGLOMERATES - 0.3%
    250,000  3M Co...............................................    2.75%      03/01/22          254,211
    250,000  3M Co...............................................    3.25%      02/14/24          261,341
    500,000  Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor,
                Inc..............................................    2.77%      12/15/22          505,730
    500,000  Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor,
                Inc..............................................    3.34%      12/15/27          503,849
    500,000  Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor,
                Inc..............................................    4.08%      12/15/47          484,830
    425,000  General Electric Co.................................    4.50%      03/11/44          413,010
                                                                                            -------------
                                                                                                2,422,971
                                                                                            -------------
             INSURANCE - 0.6%
    300,000  AIG Global Funding (c)..............................    2.15%      07/02/20          299,233
    400,000  American International Group, Inc...................    3.38%      08/15/20          404,458
    200,000  American International Group, Inc...................    4.13%      02/15/24          212,072
    100,000  American International Group, Inc...................    3.90%      04/01/26          104,744
    250,000  American International Group, Inc...................    4.25%      03/15/29          268,777
    300,000  American International Group, Inc...................    6.25%      05/01/36          375,102


Page 28                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             INSURANCE (CONTINUED)
$   500,000  Aon Corp............................................    3.75%      05/02/29    $     521,585
    250,000  CNA Financial Corp..................................    3.90%      05/01/29          263,130
    750,000  Marsh & McLennan Cos., Inc..........................    4.38%      03/15/29          828,153
    250,000  Marsh & McLennan Cos., Inc..........................    4.90%      03/15/49          296,550
    300,000  MetLife, Inc........................................    4.88%      11/13/43          357,113
    275,000  Prudential Financial, Inc...........................    4.60%      05/15/44          316,959
    500,000  Travelers (The) Cos., Inc...........................    4.00%      05/30/47          553,807
    250,000  Travelers (The) Cos., Inc...........................    4.05%      03/07/48          277,798
    500,000  Travelers (The) Cos., Inc...........................    4.10%      03/04/49          565,349
                                                                                            -------------
                                                                                                5,644,830
                                                                                            -------------
             IT SERVICES - 1.1%
    500,000  Fiserv, Inc.........................................    2.75%      07/01/24          505,033
    500,000  Fiserv, Inc.........................................    3.20%      07/01/26          511,129
    500,000  Fiserv, Inc.........................................    3.50%      07/01/29          515,001
    500,000  Fiserv, Inc.........................................    4.40%      07/01/49          528,249
    500,000  International Business Machines Corp................    2.85%      05/13/22          508,718
    500,000  International Business Machines Corp................    3.00%      05/15/24          513,846
    500,000  International Business Machines Corp................    3.30%      05/15/26          518,736
    500,000  International Business Machines Corp................    3.50%      05/15/29          523,770
    500,000  International Business Machines Corp................    4.15%      05/15/39          535,132
    500,000  International Business Machines Corp................    4.25%      05/15/49          539,567
    600,000  Visa, Inc...........................................    2.20%      12/14/20          601,127
    500,000  Visa, Inc...........................................    2.15%      09/15/22          502,287
    950,000  Visa, Inc...........................................    2.80%      12/14/22          973,405
    550,000  Visa, Inc...........................................    3.15%      12/14/25          577,448
    250,000  Visa, Inc...........................................    2.75%      09/15/27          255,196
    303,000  Visa, Inc...........................................    4.15%      12/14/35          348,714
    450,000  Visa, Inc...........................................    4.30%      12/14/45          533,784
    500,000  Visa, Inc...........................................    3.65%      09/15/47          538,340
                                                                                            -------------
                                                                                                9,529,482
                                                                                            -------------
             MACHINERY - 0.1%
    250,000  Parker-Hannifin Corp................................    2.70%      06/14/24          253,306
    250,000  Parker-Hannifin Corp................................    3.25%      06/14/29          259,837
    250,000  Parker-Hannifin Corp................................    4.00%      06/14/49          265,688
    250,000  Wabtec Corp.........................................    4.40%      03/15/24          264,856
    250,000  Wabtec Corp.........................................    4.95%      09/15/28          268,279
                                                                                            -------------
                                                                                                1,311,966
                                                                                            -------------
             MEDIA - 1.3%
    610,000  Charter Communications Operating LLC/Charter
                Communications Operating Capital.................    4.91%      07/23/25          662,763
    250,000  Charter Communications Operating LLC/Charter
                Communications Operating Capital.................    5.05%      03/30/29          276,392
    750,000  Charter Communications Operating LLC/Charter
                Communications Operating Capital.................    6.48%      10/23/45          884,985
    250,000  Charter Communications Operating LLC/Charter
                Communications Operating Capital.................    5.38%      05/01/47          264,221
    500,000  Charter Communications Operating LLC/Charter
                Communications Operating Capital.................    5.75%      04/01/48          553,859
    600,000  Comcast Corp........................................    3.30%      10/01/20          608,352


                        See Notes to Financial Statements                Page 29

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             MEDIA (CONTINUED)
$   600,000  Comcast Corp........................................    3.45%      10/01/21    $     617,558
    575,000  Comcast Corp........................................    3.70%      04/15/24          610,684
    550,000  Comcast Corp........................................    3.95%      10/15/25          593,854
    250,000  Comcast Corp........................................    3.55%      05/01/28          263,454
    350,000  Comcast Corp........................................    4.15%      10/15/28          386,075
    100,000  Comcast Corp........................................    4.60%      08/15/45          113,827
    250,000  Comcast Corp........................................    3.40%      07/15/46          240,134
    500,000  Comcast Corp........................................    4.00%      08/15/47          527,935
    250,000  Comcast Corp........................................    4.00%      03/01/48          264,862
    400,000  Comcast Corp........................................    4.70%      10/15/48          469,153
    250,000  Comcast Corp........................................    4.95%      10/15/58          305,597
    250,000  Discovery Communications LLC........................    2.95%      03/20/23          252,452
    250,000  Discovery Communications LLC........................    3.95%      03/20/28          257,594
    500,000  Discovery Communications LLC........................    4.13%      05/15/29          521,207
    250,000  Discovery Communications LLC........................    5.00%      09/20/37          261,559
    275,000  Discovery Communications LLC........................    5.20%      09/20/47          291,115
    500,000  Discovery Communications LLC........................    5.30%      05/15/49          538,874
    500,000  Fox Corp. (c).......................................    3.67%      01/25/22          516,898
    500,000  Fox Corp. (c).......................................    4.03%      01/25/24          532,174
    250,000  Fox Corp. (c).......................................    4.71%      01/25/29          279,911
    250,000  Fox Corp. (c).......................................    5.48%      01/25/39          295,510
    250,000  Fox Corp. (c).......................................    5.58%      01/25/49          306,298
                                                                                            -------------
                                                                                               11,697,297
                                                                                            -------------
             METALS & MINING - 0.1%
    500,000  Glencore Funding LLC (c)............................    3.00%      10/27/22          504,070
    250,000  Glencore Funding LLC (c)............................    4.13%      03/12/24          259,734
                                                                                            -------------
                                                                                                  763,804
                                                                                            -------------
             MULTILINE RETAIL - 0.1%
    500,000  Target Corp.........................................    3.38%      04/15/29          530,881
                                                                                            -------------
             MULTI-UTILITIES - 1.1%
    650,000  CenterPoint Energy, Inc.............................    3.60%      11/01/21          667,966
    600,000  CenterPoint Energy, Inc.............................    3.85%      02/01/24          629,048
    500,000  CenterPoint Energy, Inc.............................    4.25%      11/01/28          540,623
    200,000  Consolidated Edison Co. of New York, Inc............    3.80%      05/15/28          216,311
    335,000  Consolidated Edison Co. of New York, Inc............    4.45%      03/15/44          369,533
    185,000  Consolidated Edison Co. of New York, Inc............    3.85%      06/15/46          190,769
    500,000  Consolidated Edison Co. of New York, Inc............    3.88%      06/15/47          515,909
    500,000  Consolidated Edison Co. of New York, Inc............    4.13%      05/15/49          539,841
    250,000  Consolidated Edison Co. of New York, Inc............    4.30%      12/01/56          269,449
    250,000  Consolidated Edison, Inc............................    2.00%      03/15/20          249,219
    100,000  Consolidated Edison, Inc............................    2.00%      05/15/21           99,542
  1,000,000  Dominion Energy, Inc................................    2.58%      07/01/20          998,768
    250,000  Dominion Energy, Inc................................    2.75%      01/15/22          251,950
    495,000  Dominion Energy, Inc................................    4.70%      12/01/44          552,061
    390,000  NiSource, Inc.......................................    2.65%      11/17/22          392,710
    750,000  NiSource, Inc.......................................    3.65%      06/15/23          777,476
    250,000  NiSource, Inc.......................................    3.49%      05/15/27          258,820
    500,000  NiSource, Inc.......................................    4.38%      05/15/47          535,552
    250,000  NiSource, Inc.......................................    3.95%      03/30/48          249,683


Page 30                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             MULTI-UTILITIES (CONTINUED)
$   250,000  Public Service Enterprise Group, Inc................    2.00%      11/15/21    $     247,757
    500,000  Public Service Enterprise Group, Inc................    2.65%      11/15/22          501,486
    500,000  Public Service Enterprise Group, Inc................    2.88%      06/15/24          507,015
    250,000  WEC Energy Group, Inc...............................    3.10%      03/08/22          254,213
                                                                                            -------------
                                                                                                9,815,701
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS - 3.4%
    250,000  Andeavor Logistics L.P./Tesoro Logistics Finance
                Corp.............................................    4.25%      12/01/27          264,534
    500,000  Boardwalk Pipelines L.P.............................    4.80%      05/03/29          522,308
  1,000,000  BP Capital Markets America, Inc.....................    3.80%      09/21/25        1,068,012
    500,000  BP Capital Markets America, Inc.....................    3.41%      02/11/26          524,433
    100,000  BP Capital Markets America, Inc.....................    3.12%      05/04/26          101,989
    500,000  BP Capital Markets America, Inc.....................    3.94%      09/21/28          545,065
    750,000  BP Capital Markets America, Inc.....................    4.23%      11/06/28          830,938
    750,000  Chevron Corp........................................    2.10%      05/16/21          750,899
    550,000  Chevron Corp........................................    2.57%      05/16/23          558,909
    500,000  Chevron Corp........................................    2.90%      03/03/24          516,840
    150,000  Chevron Corp........................................    3.33%      11/17/25          158,525
  1,360,000  Chevron Corp........................................    2.95%      05/16/26        1,404,789
    250,000  Cimarex Energy Co...................................    4.38%      03/15/29          266,028
    225,000  ConocoPhillips......................................    6.50%      02/01/39          316,375
    400,000  Energy Transfer Operating L.P.......................    3.60%      02/01/23          409,098
    150,000  Energy Transfer Operating L.P.......................    4.20%      09/15/23          157,364
    500,000  Energy Transfer Operating L.P.......................    4.50%      04/15/24          532,411
    250,000  Energy Transfer Operating L.P.......................    4.20%      04/15/27          260,028
    250,000  Energy Transfer Operating L.P.......................    4.95%      06/15/28          273,563
    250,000  Energy Transfer Operating L.P.......................    5.25%      04/15/29          279,570
    250,000  Energy Transfer Operating L.P.......................    5.80%      06/15/38          278,602
    250,000  Energy Transfer Operating L.P.......................    5.30%      04/15/47          261,186
    250,000  Energy Transfer Operating L.P.......................    6.00%      06/15/48          285,770
    250,000  Energy Transfer Operating L.P.......................    6.25%      04/15/49          296,623
    500,000  Enterprise Products Operating LLC...................    3.50%      02/01/22          513,475
    500,000  Enterprise Products Operating LLC...................    4.15%      10/16/28          544,691
    500,000  Enterprise Products Operating LLC...................    3.13%      07/31/29          502,133
    500,000  Enterprise Products Operating LLC...................    4.80%      02/01/49          555,664
    500,000  Enterprise Products Operating LLC...................    4.20%      01/31/50          513,464
    500,000  Exxon Mobil Corp....................................    2.22%      03/01/21          501,544
    150,000  Exxon Mobil Corp....................................    2.71%      03/06/25          153,330
    200,000  Exxon Mobil Corp....................................    3.04%      03/01/26          207,449
    220,000  Kinder Morgan Energy Partners L.P...................    3.50%      03/01/21          223,488
    175,000  Kinder Morgan Energy Partners L.P...................    6.95%      01/15/38          224,672
    500,000  Kinder Morgan, Inc..................................    3.15%      01/15/23          508,966
    715,000  Kinder Morgan, Inc..................................    4.30%      06/01/25          764,399
    500,000  Kinder Morgan, Inc..................................    4.30%      03/01/28          536,363
    650,000  Kinder Morgan, Inc..................................    5.05%      02/15/46          709,366
    500,000  Kinder Morgan, Inc..................................    5.20%      03/01/48          565,653
    250,000  Marathon Oil Corp...................................    4.40%      07/15/27          265,474
    450,000  Marathon Petroleum Corp.............................    3.80%      04/01/28          457,778
    250,000  Midwest Connector Capital Co., LLC (c)..............    3.63%      04/01/22          256,249
    250,000  Midwest Connector Capital Co., LLC (c)..............    3.90%      04/01/24          260,333
    250,000  Midwest Connector Capital Co., LLC (c)..............    4.63%      04/01/29          268,165


                        See Notes to Financial Statements                Page 31

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$   250,000  MPLX L.P............................................    3.38%      03/15/23    $     255,921
    500,000  MPLX L.P............................................    4.00%      03/15/28          518,287
    500,000  MPLX L.P............................................    4.80%      02/15/29          551,162
    500,000  MPLX L.P............................................    5.20%      03/01/47          538,231
    500,000  MPLX L.P............................................    5.50%      02/15/49          568,715
    400,000  ONEOK Partners L.P..................................    3.38%      10/01/22          406,578
    250,000  ONEOK, Inc..........................................    4.55%      07/15/28          271,600
    250,000  ONEOK, Inc..........................................    4.35%      03/15/29          267,419
    250,000  ONEOK, Inc..........................................    5.20%      07/15/48          275,886
    250,000  Phillips 66.........................................    4.88%      11/15/44          280,646
    300,000  Plains All American Pipeline L.P./PAA Finance Corp..    4.65%      10/15/25          320,204
    500,000  Sabine Pass Liquefaction LLC........................    5.00%      03/15/27          548,662
    250,000  Sabine Pass Liquefaction LLC........................    4.20%      03/15/28          263,399
    350,000  Sunoco Logistics Partners Operations L.P............    3.90%      07/15/26          357,699
    500,000  Sunoco Logistics Partners Operations L.P............    4.00%      10/01/27          515,585
    500,000  Sunoco Logistics Partners Operations L.P............    5.40%      10/01/47          531,873
    500,000  TC PipeLines L.P....................................    3.90%      05/25/27          509,386
    250,000  Transcontinental Gas Pipe Line Co., LLC.............    4.00%      03/15/28          261,155
    500,000  Transcontinental Gas Pipe Line Co., LLC.............    4.60%      03/15/48          531,373
    500,000  Valero Energy Corp..................................    4.35%      06/01/28          533,755
    500,000  Valero Energy Corp..................................    4.00%      04/01/29          523,936
    300,000  Williams (The) Cos., Inc............................    3.60%      03/15/22          307,958
    250,000  Williams (The) Cos., Inc............................    3.90%      01/15/25          262,361
    250,000  Williams (The) Cos., Inc............................    3.75%      06/15/27          258,340
    625,000  Williams (The) Cos., Inc............................    4.90%      01/15/45          655,928
    270,000  Williams (The) Cos., Inc............................    5.10%      09/15/45          292,073
    500,000  Williams (The) Cos., Inc............................    4.85%      03/01/48          535,610
                                                                                            -------------
                                                                                               30,540,257
                                                                                            -------------
             PHARMACEUTICALS - 0.9%
    145,000  Bristol-Myers Squibb Co. (c)........................    2.55%      05/14/21          146,096
    500,000  Bristol-Myers Squibb Co. (c)........................    2.60%      05/16/22          506,541
    500,000  Bristol-Myers Squibb Co. (c)........................    2.90%      07/26/24          512,065
    500,000  Bristol-Myers Squibb Co. (c)........................    3.20%      06/15/26          519,933
    500,000  Bristol-Myers Squibb Co. (c)........................    3.40%      07/26/29          523,930
    500,000  Bristol-Myers Squibb Co. (c)........................    4.13%      06/15/39          540,196
    500,000  Merck & Co., Inc....................................    2.90%      03/07/24          516,927
    300,000  Merck & Co., Inc....................................    2.75%      02/10/25          309,189
    500,000  Merck & Co., Inc....................................    3.40%      03/07/29          532,645
    500,000  Merck & Co., Inc....................................    3.90%      03/07/39          546,127
    500,000  Merck & Co., Inc....................................    4.00%      03/07/49          556,638
    250,000  Pfizer, Inc.........................................    3.00%      09/15/21          255,087
    250,000  Pfizer, Inc.........................................    2.80%      03/11/22          254,510
    500,000  Pfizer, Inc.........................................    3.20%      09/15/23          520,090
    250,000  Pfizer, Inc.........................................    2.95%      03/15/24          257,911
    250,000  Pfizer, Inc.........................................    3.45%      03/15/29          264,866
    250,000  Pfizer, Inc.........................................    4.10%      09/15/38          276,205
    250,000  Pfizer, Inc.........................................    3.90%      03/15/39          270,692
    500,000  Pfizer, Inc.........................................    4.20%      09/15/48          564,149
    250,000  Pfizer, Inc.........................................    4.00%      03/15/49          272,960
                                                                                            -------------
                                                                                                8,146,757
                                                                                            -------------


Page 32                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             ROAD & RAIL - 0.7%
$   500,000  CSX Corp............................................    4.25%      03/15/29    $     557,353
    250,000  CSX Corp............................................    3.80%      11/01/46          253,501
    200,000  CSX Corp............................................    4.50%      08/01/54          219,007
    250,000  CSX Corp............................................    4.25%      11/01/66          258,151
    250,000  Norfolk Southern Corp...............................    3.65%      08/01/25          263,825
    250,000  Norfolk Southern Corp...............................    2.90%      06/15/26          253,958
    500,000  Norfolk Southern Corp...............................    3.80%      08/01/28          539,429
    750,000  Norfolk Southern Corp...............................    4.15%      02/28/48          807,100
    500,000  Norfolk Southern Corp...............................    4.10%      05/15/49          533,913
    250,000  Ryder System, Inc...................................    3.50%      06/01/21          255,125
    250,000  Ryder System, Inc...................................    2.25%      09/01/21          249,288
    500,000  Ryder System, Inc...................................    2.80%      03/01/22          504,773
    500,000  Ryder System, Inc...................................    3.65%      03/18/24          523,115
    300,000  Union Pacific Corp..................................    3.75%      03/15/24          317,063
    250,000  Union Pacific Corp..................................    3.00%      04/15/27          255,369
    183,000  Union Pacific Corp..................................    4.15%      01/15/45          193,601
    225,000  Union Pacific Corp..................................    4.05%      03/01/46          236,757
    250,000  Union Pacific Corp..................................    4.10%      09/15/67          250,391
                                                                                            -------------
                                                                                                6,471,719
                                                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
    100,000  Intel Corp..........................................    1.70%      05/19/21           99,271
    250,000  Intel Corp..........................................    2.35%      05/11/22          252,082
    100,000  Intel Corp..........................................    3.10%      07/29/22          103,146
    375,000  Intel Corp..........................................    2.70%      12/15/22          381,808
    500,000  Intel Corp..........................................    2.88%      05/11/24          514,993
    100,000  Intel Corp..........................................    2.60%      05/19/26          100,755
    300,000  Intel Corp..........................................    4.10%      05/19/46          328,660
    500,000  Intel Corp..........................................    4.10%      05/11/47          549,277
    163,000  Intel Corp..........................................    3.73%      12/08/47          170,721
                                                                                            -------------
                                                                                                2,500,713
                                                                                            -------------
             SOFTWARE - 0.7%
    800,000  Microsoft Corp......................................    2.40%      02/06/22          808,695
    150,000  Microsoft Corp......................................    3.63%      12/15/23          159,708
    250,000  Microsoft Corp......................................    2.88%      02/06/24          259,208
    200,000  Microsoft Corp......................................    3.13%      11/03/25          210,713
    100,000  Microsoft Corp......................................    2.40%      08/08/26          100,591
    500,000  Microsoft Corp......................................    3.30%      02/06/27          531,741
    100,000  Microsoft Corp......................................    3.45%      08/08/36          105,977
    250,000  Microsoft Corp......................................    4.10%      02/06/37          285,654
    275,000  Microsoft Corp......................................    4.45%      11/03/45          330,251
    350,000  Microsoft Corp......................................    3.70%      08/08/46          378,848
    950,000  Microsoft Corp......................................    4.25%      02/06/47        1,121,001
    200,000  Oracle Corp.........................................    1.90%      09/15/21          199,056
    100,000  Oracle Corp.........................................    2.50%      05/15/22          101,108
    500,000  Oracle Corp.........................................    2.40%      09/15/23          501,035
    250,000  Oracle Corp.........................................    3.40%      07/08/24          262,180
    350,000  Oracle Corp.........................................    2.65%      07/15/26          351,894
    400,000  Oracle Corp.........................................    5.38%      07/15/40          507,663
    350,000  Oracle Corp.........................................    4.00%      07/15/46          375,837
                                                                                            -------------
                                                                                                6,591,160
                                                                                            -------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             SPECIALTY RETAIL - 0.8%
$   500,000  Home Depot (The), Inc...............................    2.00%      04/01/21    $     499,964
    770,000  Home Depot (The), Inc...............................    4.40%      04/01/21          797,035
    500,000  Home Depot (The), Inc...............................    3.25%      03/01/22          516,203
    550,000  Home Depot (The), Inc...............................    3.00%      04/01/26          569,834
  1,000,000  Home Depot (The), Inc...............................    2.80%      09/14/27        1,015,215
    500,000  Home Depot (The), Inc...............................    3.90%      12/06/28          550,708
    500,000  Home Depot (The), Inc...............................    4.25%      04/01/46          564,978
    500,000  Home Depot (The), Inc...............................    3.90%      06/15/47          541,985
    500,000  Home Depot (The), Inc...............................    4.50%      12/06/48          591,070
    250,000  Home Depot (The), Inc...............................    3.50%      09/15/56          247,196
    500,000  Lowe's Cos., Inc....................................    3.65%      04/05/29          522,527
    500,000  Lowe's Cos., Inc....................................    4.55%      04/05/49          537,637
                                                                                            -------------
                                                                                                6,954,352
                                                                                            -------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
    450,000  Apple, Inc..........................................    2.85%      05/06/21          456,734
    250,000  Apple, Inc..........................................    1.55%      08/04/21          247,664
    250,000  Apple, Inc..........................................    2.10%      09/12/22          250,726
    250,000  Apple, Inc..........................................    2.40%      01/13/23          252,331
    375,000  Apple, Inc..........................................    2.40%      05/03/23          378,983
    250,000  Apple, Inc..........................................    3.00%      02/09/24          258,393
    500,000  Apple, Inc..........................................    2.85%      05/11/24          515,407
    500,000  Apple, Inc..........................................    2.75%      01/13/25          511,515
    100,000  Apple, Inc..........................................    2.45%      08/04/26           99,747
    250,000  Apple, Inc..........................................    3.35%      02/09/27          262,731
    500,000  Apple, Inc..........................................    3.20%      05/11/27          521,775
    250,000  Apple, Inc..........................................    2.90%      09/12/27          256,163
    500,000  Apple, Inc..........................................    3.00%      11/13/27          515,033
    100,000  Apple, Inc..........................................    4.45%      05/06/44          115,255
    100,000  Apple, Inc..........................................    4.65%      02/23/46          118,770
    600,000  Apple, Inc..........................................    4.25%      02/09/47          675,462
    250,000  Apple, Inc..........................................    3.75%      09/12/47          262,388
    250,000  Apple, Inc..........................................    3.75%      11/13/47          263,069
    500,000  Hewlett Packard Enterprise Co. (c)..................    2.10%      10/04/19          499,331
    100,000  Hewlett Packard Enterprise Co.......................    3.60%      10/15/20          101,335
    500,000  Hewlett Packard Enterprise Co.......................    3.50%      10/05/21          512,099
                                                                                            -------------
                                                                                                7,074,911
                                                                                            -------------
             TOBACCO - 0.3%
    250,000  Altria Group, Inc...................................    3.49%      02/14/22          257,198
    250,000  Altria Group, Inc...................................    3.80%      02/14/24          260,784
    250,000  Altria Group, Inc...................................    4.40%      02/14/26          267,723
    250,000  Altria Group, Inc...................................    4.80%      02/14/29          269,172
    250,000  Altria Group, Inc...................................    5.80%      02/14/39          281,397
    250,000  Altria Group, Inc...................................    5.95%      02/14/49          285,749
    250,000  Altria Group, Inc...................................    6.20%      02/14/59          285,339
    250,000  BAT Capital Corp....................................    3.22%      08/15/24          251,819
    250,000  BAT Capital Corp....................................    3.56%      08/15/27          248,920
    250,000  BAT Capital Corp....................................    4.39%      08/15/37          237,322
    500,000  Philip Morris International, Inc....................    2.88%      05/01/24          507,810
                                                                                            -------------
                                                                                                3,153,233
                                                                                            -------------


Page 34                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             TRADING COMPANIES & DISTRIBUTORS - 0.1%
$   250,000  Air Lease Corp......................................    2.75%      01/15/23    $     250,103
    250,000  Air Lease Corp......................................    3.25%      03/01/25          251,725
                                                                                            -------------
                                                                                                  501,828
                                                                                            -------------
             WATER UTILITIES - 0.1%
    250,000  American Water Capital Corp.........................    3.45%      06/01/29          260,153
    250,000  American Water Capital Corp.........................    4.15%      06/01/49          270,788
                                                                                            -------------
                                                                                                  530,941
                                                                                            -------------
             TOTAL CORPORATE BONDS AND NOTES..............................................    337,727,947
             (Cost $322,075,373)                                                            -------------

FOREIGN CORPORATE BONDS AND NOTES - 3.0%

             BANKS - 0.9%
    400,000  Banco Santander S.A.................................    2.71%      06/27/24          400,760
    400,000  Banco Santander S.A.................................    3.31%      06/27/29          403,323
    500,000  Bank of Montreal....................................    2.90%      03/26/22          507,847
    500,000  Bank of Montreal....................................    3.30%      02/05/24          518,971
    500,000  Barclays PLC (a)....................................    4.61%      02/15/23          517,601
    500,000  Barclays PLC (a)....................................    3.93%      05/07/25          509,237
    250,000  Cooperatieve Rabobank U.A. (c)......................    3.88%      09/26/23          263,898
    475,000  HSBC Holdings PLC...................................    2.65%      01/05/22          477,029
    200,000  HSBC Holdings PLC (a)...............................    3.26%      03/13/23          203,822
    500,000  HSBC Holdings PLC (a)...............................    3.95%      05/18/24          523,388
    200,000  HSBC Holdings PLC (a)...............................    3.80%      03/11/25          208,503
    625,000  HSBC Holdings PLC...................................    3.90%      05/25/26          653,398
    350,000  HSBC Holdings PLC...................................    4.38%      11/23/26          369,944
    200,000  HSBC Holdings PLC (a)...............................    4.04%      03/13/28          210,258
    500,000  HSBC Holdings PLC (a)...............................    4.58%      06/19/29          547,256
    250,000  HSBC Holdings PLC (a)...............................    3.97%      05/22/30          261,353
  1,000,000  Royal Bank of Canada................................    2.80%      04/29/22        1,016,144
    500,000  Royal Bank of Canada................................    3.70%      10/05/23          526,541
    250,000  Royal Bank of Scotland Group PLC (a)................    3.50%      05/15/23          252,919
                                                                                            -------------
                                                                                                8,372,192
                                                                                            -------------
             CAPITAL MARKETS - 0.1%
    500,000  Credit Suisse Group AG (c)..........................    3.57%      01/09/23          510,736
    500,000  Credit Suisse Group AG (a) (c)......................    3.87%      01/12/29          515,881
                                                                                            -------------
                                                                                                1,026,617
                                                                                            -------------
             COMMERCIAL SERVICES & SUPPLIES - 0.1%
    500,000  Waste Connections, Inc..............................    3.50%      05/01/29          520,960
                                                                                            -------------
             DIVERSIFIED FINANCIAL SERVICES - 0.2%
    444,000  GE Capital International Funding Co. Unlimited Co...    4.42%      11/15/35          440,188
    500,000  Shell International Finance, B.V....................    3.50%      11/13/23          525,389
    500,000  Shell International Finance, B.V....................    3.88%      11/13/28          547,596
    250,000  Shell International Finance, B.V....................    4.00%      05/10/46          275,568
    250,000  Shell International Finance, B.V....................    3.75%      09/12/46          265,095
                                                                                            -------------
                                                                                                2,053,836
                                                                                            -------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
$   250,000  Telefonica Emisiones S.A............................    5.52%      03/01/49    $     290,015
    250,000  TELUS Corp..........................................    4.60%      11/16/48          275,636
    250,000  TELUS Corp..........................................    4.30%      06/15/49          266,542
                                                                                            -------------
                                                                                                  832,193
                                                                                            -------------
             ELECTRIC UTILITIES - 0.0%
    250,000  Enel Finance International N.V. (c).................    4.25%      09/14/23          262,714
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
    250,000  Medtronic Global Holdings SCA.......................    3.35%      04/01/27          265,892
                                                                                            -------------
             INTERACTIVE MEDIA & SERVICES - 0.1%
    250,000  Tencent Holdings, Ltd. (c)..........................    3.28%      04/11/24          255,540
    250,000  Tencent Holdings, Ltd. (c)..........................    3.58%      04/11/26          256,506
                                                                                            -------------
                                                                                                  512,046
                                                                                            -------------
             MACHINERY - 0.1%
    500,000  Ingersoll-Rand Luxembourg Finance S.A...............    3.50%      03/21/26          516,807
    500,000  Ingersoll-Rand Luxembourg Finance S.A...............    4.50%      03/21/49          539,795
                                                                                            -------------
                                                                                                1,056,602
                                                                                            -------------
             METALS & MINING - 0.2%
    250,000  Anglo American Capital PLC (c)......................    3.63%      09/11/24          255,548
    250,000  Anglo American Capital PLC (c)......................    4.00%      09/11/27          251,191
    250,000  Anglo American Capital PLC (c)......................    4.50%      03/15/28          259,484
    330,000  BHP Billiton Finance USA, Ltd.......................    5.00%      09/30/43          413,958
                                                                                            -------------
                                                                                                1,180,181
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS - 0.5%
    500,000  Canadian Natural Resources, Ltd.....................    2.95%      01/15/23          505,289
    500,000  Canadian Natural Resources, Ltd.....................    3.85%      06/01/27          519,553
    250,000  Enbridge, Inc.......................................    2.90%      07/15/22          253,780
    500,000  Eni S.p.A. (c)......................................    4.00%      09/12/23          521,338
    500,000  Eni S.p.A. (c)......................................    4.75%      09/12/28          547,548
    250,000  Saudi Arabian Oil Co. (c)...........................    3.50%      04/16/29          253,446
    500,000  Total Capital S.A...................................    3.88%      10/11/28          550,124
    500,000  TransCanada PipeLines, Ltd..........................    4.25%      05/15/28          540,987
    500,000  TransCanada PipeLines, Ltd..........................    5.10%      03/15/49          580,202
                                                                                            -------------
                                                                                                4,272,267
                                                                                            -------------
             PAPER & FOREST PRODUCTS - 0.1%
    500,000  Celulosa Arauco y Constitucion S.A. (c).............    4.25%      04/30/29          527,250
    500,000  Celulosa Arauco y Constitucion S.A. (c).............    5.50%      04/30/49          528,125
                                                                                            -------------
                                                                                                1,055,375
                                                                                            -------------
             PHARMACEUTICALS - 0.3%
    500,000  GlaxoSmithKline Capital PLC.........................    2.88%      06/01/22          508,905
    500,000  GlaxoSmithKline Capital PLC.........................    3.00%      06/01/24          515,774
    500,000  Takeda Pharmaceutical Co., Ltd. (c).................    3.80%      11/26/20          509,238
    500,000  Takeda Pharmaceutical Co., Ltd. (c).................    4.00%      11/26/21          517,539
    250,000  Takeda Pharmaceutical Co., Ltd. (c).................    4.40%      11/26/23          268,040
    250,000  Takeda Pharmaceutical Co., Ltd. (c).................    5.00%      11/26/28          283,556
                                                                                            -------------
                                                                                                2,603,052
                                                                                            -------------


Page 36                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

             TRADING COMPANIES & DISTRIBUTORS - 0.0%
$   250,000  AerCap Ireland Capital DAC/AerCap Global Aviation
                Trust............................................    3.50%      01/15/25    $     251,639
                                                                                            -------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.3%
    250,000  America Movil S.A.B. de C.V.........................    3.63%      04/22/29          259,450
    250,000  America Movil S.A.B. de C.V.........................    4.38%      04/22/49          272,538
    250,000  Vodafone Group PLC..................................    3.75%      01/16/24          261,564
    250,000  Vodafone Group PLC..................................    4.13%      05/30/25          266,024
    250,000  Vodafone Group PLC..................................    4.38%      05/30/28          270,478
    500,000  Vodafone Group PLC..................................    4.88%      06/19/49          527,492
    500,000  Vodafone Group PLC..................................    5.13%      06/19/59          534,977
                                                                                            -------------
                                                                                                2,392,523
                                                                                            -------------
             TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................     26,658,089
             (Cost $25,348,078)                                                             -------------

U.S. GOVERNMENT BONDS AND NOTES - 2.6%

  1,508,000  U.S. Treasury Bond..................................    3.00%      02/15/49        1,656,503
    500,000  U.S. Treasury Note (d)..............................    1.38%      09/30/19          498,974
    475,000  U.S. Treasury Note..................................    2.63%      08/31/20          478,951
    800,000  U.S. Treasury Note..................................    2.88%      10/31/20          810,515
  1,925,000  U.S. Treasury Note..................................    2.50%      01/31/21        1,945,340
    540,000  U.S. Treasury Note..................................    2.50%      02/28/21          546,128
    305,000  U.S. Treasury Note..................................    2.25%      03/31/21          307,406
    970,000  U.S. Treasury Note..................................    2.13%      05/31/21          976,688
  1,190,000  U.S. Treasury Note..................................    2.88%      11/15/21        1,221,540
    895,000  U.S. Treasury Note..................................    2.50%      02/15/22          912,708
  1,115,000  U.S. Treasury Note..................................    2.38%      03/15/22        1,134,970
  1,675,000  U.S. Treasury Note..................................    2.25%      04/15/22        1,698,784
  1,030,000  U.S. Treasury Note..................................    2.13%      05/15/22        1,041,688
  1,450,000  U.S. Treasury Note..................................    1.75%      06/15/22        1,452,181
  1,300,000  U.S. Treasury Note..................................    2.13%      03/31/24        1,321,887
  2,080,000  U.S. Treasury Note..................................    2.25%      04/30/24        2,127,409
  1,425,000  U.S. Treasury Note..................................    2.00%      05/31/24        1,441,894
  3,935,000  U.S. Treasury Note..................................    2.38%      05/15/29        4,066,884
                                                                                            -------------
             TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................     23,640,450
             (Cost $23,342,155)                                                             -------------


                                                                  ANNUALIZED
 PRINCIPAL                                                       YIELD ON DATE   STATED
   VALUE                         DESCRIPTION                      OF PURCHASE   MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
COMMERCIAL PAPER - 0.0%

             MULTI-UTILITIES - 0.0%
    352,000  CenterPoint Energy, Inc.............................    2.52%      07/01/19          351,927
             (Cost $352,000)                                                                -------------

             TOTAL INVESTMENTS - 99.4%....................................................    893,238,362
             (Cost $813,368,926) (e)

             NET OTHER ASSETS AND LIABILITIES - 0.6%......................................      5,823,814
                                                                                            -------------
             NET ASSETS - 100.0%..........................................................  $ 899,062,176
                                                                                            =============


                        See Notes to Financial Statements                Page 37

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

FUTURES CONTRACTS (see Note 2E - Futures Contracts in the Notes to Financial Statements):


                                                                                                             UNREALIZED
                                                                                                            APPRECIATION
                                                           NUMBER OF       EXPIRATION       NOTIONAL       (DEPRECIATION)/
FUTURES CONTRACTS                           POSITION       CONTRACTS          DATE            VALUE             VALUE
---------------------------------------   ------------    ------------    ------------    -------------    ---------------
U.S. Treasury 5-Year Notes                   Short              6           Sep 2019      $    (708,937)   $        (2,625)
U.S. Treasury 10-Year Notes                  Short              5           Sep 2019           (639,844)            (3,359)
U.S. Treasury Ultra 10-Year Notes            Short            130           Sep 2019        (17,956,250)          (115,781)
U.S. Treasury CME Ultra Long Term Bonds      Short              6           Sep 2019         (1,065,375)            (4,641)
                                                                                          -------------    ---------------
        Total Futures Contracts                                                           $ (20,370,406)   $      (126,406)
                                                                                          =============    ===============


-----------------------------

(a) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)   Floating or variable rate security.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At June 30, 2019, securities noted as such amounted to $25,752,744 or 2.9% of net assets.

(d) All or a portion of this security is segregated as collateral for open futures contracts.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $91,051,106 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,308,076. The net unrealized appreciation was $79,743,030. The amounts presented are inclusive of derivative contracts.

LIBOR London Interbank Offered Rate


Page 38                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                      6/30/2019          PRICES           INPUTS           INPUTS
                                                     ------------     ------------     ------------     ------------
Common Stocks*....................................   $504,859,949     $504,859,949     $         --     $         --
Corporate Bonds and Notes*........................    337,727,947               --      337,727,947               --
Foreign Corporate Bonds and Notes*................     26,658,089               --       26,658,089               --
U.S. Government Bonds and Notes...................     23,640,450               --       23,640,450               --
Commercial Paper*.................................        351,927               --          351,927               --
                                                     ------------     ------------     ------------     ------------
Total Investments.................................   $893,238,362     $504,859,949     $388,378,413     $         --
                                                     ============     ============     ============     ============

                                                 LIABILITIES TABLE
                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                      6/30/2019          PRICES           INPUTS           INPUTS
                                                     ------------     ------------     ------------     ------------
Futures Contracts**...............................   $   (126,406)    $   (126,406)    $         --     $         --
                                                     ============     ============     ============     ============

*     See Portfolio of Investments for industry breakout.

** Includes cumulative appreciation (depreciation) on futures contracts as reported in the Futures Contracts table. The current day's variation margin is presented on the Statements of Assets and Liabilities.


                        See Notes to Financial Statements                Page 39

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS -- 43.7%

             CAPITAL MARKETS -- 43.7%
     32,480  First Trust Institutional Preferred Securities and Income ETF (a)............  $     630,762
      1,000  First Trust Low Duration Opportunities ETF (a)...............................         51,680
     98,090  First Trust Preferred Securities and Income ETF (a)..........................      1,901,965
     82,000  First Trust Senior Loan Fund (a).............................................      3,863,840
     52,050  First Trust Tactical High Yield ETF (a)......................................      2,504,125
     18,522  Invesco Bulletshares 2020 Corporate Bond ETF.................................        393,778
        130  iShares 7-10 Year Treasury Bond ETF..........................................         14,302
        455  iShares 20+ Year Treasury Bond ETF...........................................         60,428
     13,164  iShares iBoxx $ Investment Grade Corporate Bond ETF..........................      1,637,207
     13,150  iShares MBS ETF..............................................................      1,414,940
          1  Vanguard Mortgage-Backed Securities ETF......................................             53
                                                                                            -------------
             TOTAL EXCHANGE-TRADED FUNDS..................................................     12,473,080
             (Cost $12,294,027)                                                             -------------

COMMON STOCKS -- 22.7%

             AEROSPACE & DEFENSE -- 0.3%
        406  Raytheon Co..................................................................         70,595
                                                                                            -------------
             AIR FREIGHT & LOGISTICS -- 0.3%
        843  United Parcel Service, Inc., Class B.........................................         87,057
                                                                                            -------------
             BANKS -- 1.5%
      1,246  JPMorgan Chase & Co..........................................................        139,303
        559  M&T Bank Corp................................................................         95,069
      1,676  U.S. Bancorp.................................................................         87,822
      2,028  Webster Financial Corp.......................................................         96,878
                                                                                            -------------
                                                                                                  419,072
                                                                                            -------------
             BEVERAGES -- 0.7%
        637  Diageo PLC, ADR..............................................................        109,768
        764  PepsiCo, Inc.................................................................        100,183
                                                                                            -------------
                                                                                                  209,951
                                                                                            -------------
             BIOTECHNOLOGY -- 0.2%
        805  AbbVie, Inc..................................................................         58,540
                                                                                            -------------
             CAPITAL MARKETS -- 0.3%
        160  BlackRock, Inc...............................................................         75,088
                                                                                            -------------
             CHEMICALS -- 0.7%
        454  Ecolab, Inc..................................................................         89,638
        340  International Flavors & Fragrances, Inc......................................         49,331
        757  LyondellBasell Industries N.V., Class A......................................         65,200
                                                                                            -------------
                                                                                                  204,169
                                                                                            -------------
             COMMUNICATIONS EQUIPMENT -- 0.4%
      2,185  Cisco Systems, Inc...........................................................        119,585
                                                                                            -------------
             CONSUMER FINANCE -- 0.3%
      1,070  Capital One Financial Corp...................................................         97,092
                                                                                            -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
      2,105  Verizon Communications, Inc..................................................        120,259
                                                                                            -------------


Page 40                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             ELECTRIC UTILITIES -- 2.4%
        827  Alliant Energy Corp..........................................................  $      40,589
        447  American Electric Power Co., Inc.............................................         39,340
        485  Emera, Inc. (CAD)............................................................         19,818
        528  Eversource Energy............................................................         40,001
      2,367  Exelon Corp..................................................................        113,474
      1,473  Fortis, Inc. (CAD)...........................................................         58,164
        599  NextEra Energy, Inc..........................................................        122,711
      3,317  OGE Energy Corp..............................................................        141,171
      1,859  PPL Corp.....................................................................         57,648
      1,040  Xcel Energy, Inc.............................................................         61,870
                                                                                            -------------
                                                                                                  694,786
                                                                                            -------------
             ELECTRICAL EQUIPMENT -- 0.3%
      1,103  Eaton Corp. PLC..............................................................         91,858
                                                                                            -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
        844  CDW Corp.....................................................................         93,684
      1,203  TE Connectivity Ltd..........................................................        115,223
                                                                                            -------------
                                                                                                  208,907
                                                                                            -------------
             FOOD & STAPLES RETAILING -- 0.8%
      1,496  Sysco Corp...................................................................        105,797
      1,067  Walmart, Inc.................................................................        117,893
                                                                                            -------------
                                                                                                  223,690
                                                                                            -------------
             GAS UTILITIES -- 0.1%
        192  Atmos Energy Corp............................................................         20,267
        188  New Jersey Resources Corp....................................................          9,357
                                                                                            -------------
                                                                                                   29,624
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
      1,444  Abbott Laboratories..........................................................        121,440
      2,101  Koninklijke Philips N.V......................................................         91,562
        961  STERIS PLC...................................................................        143,074
                                                                                            -------------
                                                                                                  356,076
                                                                                            -------------
             HEALTH CARE PROVIDERS & SERVICES -- 0.6%
      1,470  CVS Health Corp..............................................................         80,100
        329  UnitedHealth Group, Inc......................................................         80,279
                                                                                            -------------
                                                                                                  160,379
                                                                                            -------------
             HOTELS, RESTAURANTS & LEISURE -- 0.6%
      1,708  Carnival Corp................................................................         79,507
        504  McDonald's Corp..............................................................        104,661
                                                                                            -------------
                                                                                                  184,168
                                                                                            -------------
             INDUSTRIAL CONGLOMERATES -- 0.3%
        516  Honeywell International, Inc.................................................         90,088
                                                                                            -------------
             INTERNET & DIRECT MARKETING RETAIL -- 0.3%
        742  Expedia Group, Inc...........................................................         98,708
                                                                                            -------------
             IT SERVICES -- 1.2%
        715  Accenture PLC, Class A.......................................................        132,111
        995  Fidelity National Information Services, Inc..................................        122,067


                        See Notes to Financial Statements                Page 41

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             IT SERVICES (CONTINUED)
      9,411  Infosys Ltd., ADR............................................................  $     100,698
                                                                                            -------------
                                                                                                  354,876
                                                                                            -------------
             MACHINERY -- 0.3%
        454  Parker-Hannifin Corp.........................................................         77,185
                                                                                            -------------
             MULTI-UTILITIES -- 0.6%
      1,974  Public Service Enterprise Group, Inc.........................................        116,111
        149  Sempra Energy................................................................         20,479
        237  WEC Energy Group, Inc........................................................         19,759
                                                                                            -------------
                                                                                                  156,349
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS -- 3.9%
        610  Chevron Corp.................................................................         75,908
      1,196  ConocoPhillips...............................................................         72,956
      2,581  Enbridge, Inc................................................................         93,122
      2,658  Equitrans Midstream Corp.....................................................         52,389
      9,639  Kinder Morgan, Inc...........................................................        201,262
      1,162  ONEOK, Inc...................................................................         79,957
      5,414  TC Energy Corp...............................................................        268,101
      1,360  TOTAL S.A., ADR..............................................................         75,874
      7,034  Williams (The) Cos., Inc.....................................................        197,233
                                                                                            -------------
                                                                                                1,116,802
                                                                                            -------------
             PERSONAL PRODUCTS -- 0.4%
      1,680  Unilever PLC, ADR............................................................        104,110
                                                                                            -------------
             PHARMACEUTICALS -- 1.1%
      2,107  Bristol-Myers Squibb Co......................................................         95,552
        915  Eli Lilly & Co...............................................................        101,373
      1,443  Merck & Co., Inc.............................................................        120,996
                                                                                            -------------
                                                                                                  317,921
                                                                                            -------------
             ROAD & RAIL -- 0.4%
        647  Union Pacific Corp...........................................................        109,414
                                                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
        313  Broadcom, Inc................................................................         90,100
                                                                                            -------------
             SOFTWARE -- 0.8%
      1,011  Microsoft Corp...............................................................        135,434
      2,524  Open Text Corp...............................................................        103,989
                                                                                            -------------
                                                                                                  239,423
                                                                                            -------------
             SPECIALTY RETAIL -- 0.4%
        528  Home Depot (The), Inc........................................................        109,808
                                                                                            -------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.4%
        558  Apple, Inc...................................................................        110,439
                                                                                            -------------
             TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
      1,218  NIKE, Inc., Class B..........................................................        102,251
                                                                                            -------------
             TOTAL COMMON STOCKS..........................................................      6,488,370
             (Cost $5,602,694)                                                              -------------


Page 42                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT BONDS AND NOTES -- 10.0%

$    52,362  U.S. Treasury Inflation Indexed Bond (b)............    2.50%      01/15/29    $      63,030
     26,422  U.S. Treasury Inflation Indexed Bond (b)............    3.88%      04/15/29           35,317
      8,781  U.S. Treasury Inflation Indexed Bond (b)............    3.38%      04/15/32           12,041
     35,464  U.S. Treasury Inflation Indexed Bond (b)............    2.13%      02/15/40           45,430
     54,603  U.S. Treasury Inflation Indexed Bond (b)............    2.13%      02/15/41           70,419
     55,180  U.S. Treasury Inflation Indexed Bond (b)............    0.75%      02/15/42           55,461
     50,676  U.S. Treasury Inflation Indexed Bond (b)............    0.63%      02/15/43           49,196
     51,307  U.S. Treasury Inflation Indexed Bond (b)............    1.38%      02/15/44           58,297
     52,406  U.S. Treasury Inflation Indexed Bond (b)............    0.75%      02/15/45           51,913
     46,368  U.S. Treasury Inflation Indexed Bond (b)............    1.00%      02/15/46           48,648
     41,280  U.S. Treasury Inflation Indexed Bond (b)............    0.88%      02/15/47           42,115
     41,445  U.S. Treasury Inflation Indexed Bond (b)............    1.00%      02/15/48           43,652
     19,292  U.S. Treasury Inflation Indexed Bond (b)............    1.00%      02/15/49           20,429
     12,002  U.S. Treasury Inflation Indexed Note (b)............    0.13%      04/15/20           11,879
     72,637  U.S. Treasury Inflation Indexed Note (b)............    1.25%      07/15/20           73,134
     85,498  U.S. Treasury Inflation Indexed Note (b)............    1.13%      01/15/21           86,196
     97,024  U.S. Treasury Inflation Indexed Note (b)............    0.13%      04/15/21           96,159
     88,424  U.S. Treasury Inflation Indexed Note (b)............    0.63%      07/15/21           89,009
     95,841  U.S. Treasury Inflation Indexed Note (b)............    0.13%      01/15/22           95,282
     95,606  U.S. Treasury Inflation Indexed Note (b)............    0.13%      04/15/22           94,892
     96,662  U.S. Treasury Inflation Indexed Note (b)............    0.13%      07/15/22           96,415
     92,982  U.S. Treasury Inflation Indexed Note (b)............    0.13%      01/15/23           92,498
     99,777  U.S. Treasury Inflation Indexed Note (b)............    0.63%      04/15/23          100,992
     93,322  U.S. Treasury Inflation Indexed Note (b)............    0.38%      07/15/23           94,123
     93,078  U.S. Treasury Inflation Indexed Note (b)............    0.63%      01/15/24           94,743
     33,431  U.S. Treasury Inflation Indexed Note (b)............    0.50%      04/15/24           33,863
     91,679  U.S. Treasury Inflation Indexed Note (b)............    0.13%      07/15/24           91,572
    129,449  U.S. Treasury Inflation Indexed Note (b)............    0.25%      01/15/25          129,665
     44,053  U.S. Treasury Inflation Indexed Note (b)............    2.38%      01/15/25           49,252
     88,348  U.S. Treasury Inflation Indexed Note (b)............    0.38%      07/15/25           89,369
    116,132  U.S. Treasury Inflation Indexed Note (b)............    0.63%      01/15/26          118,988
     37,976  U.S. Treasury Inflation Indexed Note (b)............    2.00%      01/15/26           42,278
     76,746  U.S. Treasury Inflation Indexed Note (b)............    0.13%      07/15/26           76,268
    101,541  U.S. Treasury Inflation Indexed Note (b)............    0.38%      01/15/27          102,380
     28,507  U.S. Treasury Inflation Indexed Note (b)............    2.38%      01/15/27           32,942
     79,382  U.S. Treasury Inflation Indexed Note (b)............    0.38%      07/15/27           80,163
    122,228  U.S. Treasury Inflation Indexed Note (b)............    0.50%      01/15/28          124,289
     58,541  U.S. Treasury Inflation Indexed Note (b)............    1.75%      01/15/28           65,669
     84,483  U.S. Treasury Inflation Indexed Note (b)............    0.75%      07/15/28           88,077
    103,212  U.S. Treasury Inflation Indexed Note (b)............    0.88%      01/15/29          108,704
                                                                                            -------------
             TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................      2,854,749
             (Cost $2,795,989)                                                              -------------


  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS -- 8.6%

             DIVERSIFIED REITS -- 1.1%
      1,974  Liberty Property Trust.......................................................         98,779
        638  PS Business Parks, Inc.......................................................        107,522
      2,935  STORE Capital Corp...........................................................         97,413
                                                                                            -------------
                                                                                                  303,714
                                                                                            -------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

             HEALTH CARE REITS -- 1.0%
      1,282  National Health Investors, Inc...............................................  $     100,034
      2,656  Omega Healthcare Investors, Inc..............................................         97,608
      5,316  Physicians Realty Trust......................................................         92,711
                                                                                            -------------
                                                                                                  290,353
                                                                                            -------------
             HOTEL & RESORT REITS -- 0.3%
      3,965  Hospitality Properties Trust.................................................         99,125
                                                                                            -------------
             INDUSTRIAL REITS -- 1.1%
      3,138  Duke Realty Corp.............................................................         99,192
      1,329  Prologis, Inc................................................................        106,453
      3,297  STAG Industrial, Inc.........................................................         99,701
                                                                                            -------------
                                                                                                  305,346
                                                                                            -------------
             OFFICE REITS -- 0.6%
      2,202  Highwoods Properties, Inc....................................................         90,943
      1,105  SL Green Realty Corp.........................................................         88,809
                                                                                            -------------
                                                                                                  179,752
                                                                                            -------------
             RESIDENTIAL REITS -- 1.1%
      1,956  Apartment Investment & Management Co., Class A...............................         98,035
        963  Camden Property Trust........................................................        100,528
        895  Mid-America Apartment Communities, Inc.......................................        105,395
                                                                                            -------------
                                                                                                  303,958
                                                                                            -------------
             RETAIL REITS -- 1.3%
      1,853  National Retail Properties, Inc..............................................         98,228
      1,381  Realty Income Corp...........................................................         95,248
      7,901  Retail Properties of America, Inc., Class A..................................         92,916
        591  Simon Property Group, Inc....................................................         94,418
                                                                                            -------------
                                                                                                  380,810
                                                                                            -------------
             SPECIALIZED REITS -- 2.1%
        493  American Tower Corp..........................................................        100,794
      3,076  CubeSmart....................................................................        102,861
      1,823  CyrusOne, Inc................................................................        105,224
        850  Digital Realty Trust, Inc....................................................        100,121
      1,243  EPR Properties...............................................................         92,715
        953  Extra Space Storage, Inc.....................................................        101,113
                                                                                            -------------
                                                                                                  602,828
                                                                                            -------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................      2,465,886
             (Cost $2,229,309)                                                              -------------


   UNITS                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
MASTER LIMITED PARTNERSHIPS -- 7.6%

             CHEMICALS -- 0.3%
      3,362  Westlake Chemical Partners, L.P..............................................         82,672
                                                                                            -------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.6%
      3,393  NextEra Energy Partners, L.P.................................................        163,712
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS -- 6.7%
      2,035  Alliance Resource Partners, L.P..............................................         34,554
      2,587  BP Midstream Partners, L.P...................................................         40,047


Page 44                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

   UNITS                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     14,328  Energy Transfer, L.P.........................................................  $     201,738
     16,291  Enterprise Products Partners, L.P............................................        470,321
      4,854  Holly Energy Partners, L.P...................................................        133,485
      4,665  Magellan Midstream Partners, L.P.............................................        298,560
      1,764  MPLX, L.P....................................................................         56,783
      3,499  Phillips 66 Partners, L.P....................................................        172,676
      7,674  Plains All American Pipeline, L.P............................................        186,862
      3,661  Shell Midstream Partners, L.P................................................         75,856
      1,560  Tallgrass Energy, L.P........................................................         32,932
      5,960  TC PipeLines, L.P............................................................        224,215
                                                                                            -------------
                                                                                                1,928,029
                                                                                            -------------
             TOTAL MASTER LIMITED PARTNERSHIPS............................................      2,174,413
             (Cost $2,003,982)                                                              -------------


 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 5.1%

             COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%
             Fannie Mae REMICS
$        31     Series 1989-82, Class G..........................    8.40%      11/25/19               31
        569     Series 1990-109, Class J.........................    7.00%      09/25/20              575
        352     Series 1992-24, Class Z..........................    6.50%      04/25/22              363
          7     Series 1992-44, Class ZQ.........................    8.00%      07/25/22                7
      1,213     Series 1993-1, Class KA..........................    7.90%      01/25/23            1,295
        900     Series 1993-62, Class E..........................    7.00%      04/25/23              958
        301     Series 1993-119, Class H.........................    6.50%      07/25/23              318
      2,136     Series 1993-178, Class PK........................    6.50%      09/25/23            2,277
      1,927     Series 1995-24, Class G..........................    6.50%      04/25/23            2,021
      1,507     Series 1999-56, Class Z..........................    7.00%      12/18/29            1,677
     29,366     Series 2002-9, Class MS, IO, 1 Mo. LIBOR x -1 +
                   8.10% (c).....................................    5.70%      03/25/32            6,090
      1,302     Series 2002-67, Class PE.........................    5.50%      11/25/32            1,458
      4,170     Series 2002-90, Class A1.........................    6.50%      06/25/42            4,780
      2,865     Series 2003-14, Class AQ.........................    3.50%      03/25/33            2,940
      4,506     Series 2003-41, Class OA.........................    4.00%      05/25/33            4,648
     36,611     Series 2004-10, Class ZB.........................    6.00%      02/25/34           41,145
        472     Series 2004-92, Class S, IO, 1 Mo. LIBOR x -1 +
                   6.70% (c).....................................    4.30%      08/25/34                3
          7     Series 2005-46, Class LW.........................    5.00%      06/25/20                7
     16,502     Series 2005-68, Class BC.........................    5.25%      06/25/35           16,586
     14,368     Series 2005-79, Class NF, 1 Mo.
                   LIBOR + 0.41% (d).............................    2.81%      09/25/35           14,380
     34,989     Series 2007-10, Class Z..........................    6.00%      02/25/37           38,831
     55,967     Series 2009-86, Class IP, IO.....................    5.50%      10/25/39           10,805
     40,000     Series 2010-45, Class EB.........................    5.00%      05/25/40           48,169
     83,566     Series 2011-99, Class CZ.........................    4.50%      10/25/41           95,476
      2,259     Series 2012-35, Class PL.........................    2.00%      11/25/41            2,237
        847     Series 2013-14, Class QE.........................    1.75%      03/25/43              823
     85,772     Series 2013-31, Class NT.........................    3.00%      04/25/43           87,316
             Fannie Mae REMIC Trust
     12,380     Series 2007-W8, Class 1A5 (e)....................    6.36%      09/25/37           13,864


                        See Notes to Financial Statements                Page 45

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
             Fannie Mae Trust
$     4,458     Series 2004-W8, Class 3A.........................    7.50%      06/25/44    $       5,190
             FHLMC - GNMA
        233     Series 1993-5, Class HA..........................    7.50%      02/25/23              246
        620     Series 1994-27, Class D..........................    7.00%      03/25/24              667
             Freddie Mac REMICS
         78     Series 1989-84, Class F..........................    9.20%      10/15/20               78
        243     Series 1991-1074, Class I........................    6.75%      05/15/21              243
        374     Series 1991-1078, Class GZ.......................    6.50%      05/15/21              376
        367     Series 1992-1250, Class J........................    7.00%      05/15/22              383
     10,485     Series 1992-1401, Class Q, 1 Mo.
                   LIBOR + 0.60% (d).............................    2.99%      10/15/22           10,542
     18,151     Series 1993-1487, Class P, IO, 1 Mo.
                   LIBOR x -1 + 9.50% (c)........................    7.11%      03/15/23            1,740
      3,461     Series 1994-1673, Class FB, 10 Yr. U.S.
                   Treasury Yield Curve - 0.50% (d)..............    1.87%      02/15/24            3,460
        195     Series 1996-1807, Class G........................    9.00%      10/15/20              200
         56     Series 1996-1847, Class LL.......................    7.50%      04/15/26               62
     11,908     Series 1998-2033, Class IA, IO...................    7.00%      02/15/28            1,433
      2,884     Series 1999-2130, Class KB.......................    6.38%      03/15/29            3,213
     42,552     Series 1999-2174, Class PN.......................    6.00%      07/15/29           46,737
      9,539     Series 2001-2277, Class B........................    7.50%      01/15/31           11,341
        111     Series 2003-2559, Class PB.......................    5.50%      08/15/30              111
     46,000     Series 2003-2676, Class LL.......................    5.50%      09/15/33           52,110
     23,340     Series 2004-2768, Class PW.......................    4.25%      03/15/34           25,358
      5,000     Series 2004-2778, Class MM.......................    5.25%      04/15/34            5,667
        138     Series 2005-2922, Class QE.......................    5.00%      05/15/34              138
          7     Series 2005-2958, Class QJ.......................    4.00%      04/15/20                7
     28,001     Series 2006-3114, Class GI, IO, 1 Mo.
                   LIBOR x -1 + 6.60% (c)........................    4.21%      02/15/36            4,654
     37,133     Series 2006-3199, Class DS, IO, 1 Mo.
                   LIBOR x -1 + 7.15% (c)........................    4.76%      08/15/36            7,053
     32,512     Series 2006-3237, Class CB.......................    5.50%      07/15/36           33,803
     11,000     Series 2010-3626, Class ME.......................    5.00%      01/15/40           12,734
      9,391     Series 2010-3758, Class M........................    4.50%      10/15/38            9,553
      7,021     Series 2010-3775, Class KZ.......................    4.00%      08/15/25            7,348
      4,662     Series 2012-3994, Class AE.......................    1.63%      02/15/22            4,636
     21,150     Series 2013-4178, Class ZN.......................    3.50%      03/15/43           23,317
        694     Series 2013-4253, Class TD.......................    2.00%      07/15/40              694
             Freddie Mac Strips
     12,454     Series 1994-169, Class IO, IO....................    8.50%      03/01/23            1,216
             Government National Mortgage Association
     30,830     Series 2002-92, Class PB.........................    5.50%      12/20/32           33,049
      7,579     Series 2006-16, Class OP, PO.....................     (f)       03/20/36            6,808
     55,000     Series 2007-35, Class NE.........................    6.00%      06/16/37           64,513
      5,555     Series 2009-29, Class TA.........................    4.50%      03/16/39            5,758
        293     Series 2009-81, Class PA.........................    5.50%      02/16/38              296
      2,406     Series 2009-102, Class MA........................    4.00%      06/16/39            2,428
      1,097     Series 2010-121, Class PQ........................    3.00%      02/20/39            1,099
     45,365     Series 2010-164, Class LE........................    3.00%      10/20/38           45,398
     23,111     Series 2011-136, Class GB........................    2.50%      05/20/40           23,173


Page 46                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
             Government National Mortgage Association (Continued)
$    24,020     Series 2013-20, Class KI, IO.....................    5.00%      01/20/43    $       4,085
                                                                                            -------------
                                                                                                  859,997
                                                                                            -------------
             PASS-THROUGH SECURITIES -- 2.1%
             Federal Home Loan Mortgage Corporation
     15,174     Pool A47829......................................    4.00%      08/01/35           15,780
      6,725     Pool C01252......................................    6.50%      11/01/31            7,688
     49,327     Pool G01731......................................    6.50%      12/01/29           55,865
     29,888     Pool G06358......................................    4.00%      04/01/41           31,556
      2,699     Pool O20138......................................    5.00%      11/01/30            2,904
     18,807     Pool U90316......................................    4.00%      10/01/42           19,855
             Federal National Mortgage Association
     17,027     Pool 890383......................................    4.00%      01/01/42           17,965
     22,234     Pool AA9393......................................    4.50%      07/01/39           23,880
     18,946     Pool AD0659......................................    6.00%      02/01/23           19,574
     10,151     Pool AE0050......................................    5.50%      12/01/22           10,463
     25,392     Pool AL0791......................................    4.00%      02/01/41           26,790
     44,501     Pool AU4289......................................    4.00%      09/01/43           46,951
      6,808     Pool MA0561......................................    4.00%      11/01/40            7,183
     31,053     Pool MA1028......................................    4.00%      04/01/42           32,765
             Government National Mortgage Association
      9,706     Pool 3428........................................    5.00%      08/20/33           10,474
     20,921     Pool 3500........................................    5.50%      01/20/34           22,897
      7,481     Pool 3711........................................    5.50%      05/20/35            8,192
     25,019     Pool 667422......................................    5.00%      10/15/39           27,533
     10,314     Pool 706201......................................    5.50%      04/20/39           11,062
     12,680     Pool 736558......................................    5.00%      02/15/40           13,760
     23,924     Pool 759248......................................    4.00%      02/15/41           25,392
     88,298     Pool 769055......................................    3.75%      07/15/41           91,694
     49,651     Pool 770005......................................    4.00%      11/15/33           53,025
     15,905     Pool MA3525......................................    5.50%      03/20/46           17,318
                                                                                            -------------
                                                                                                  600,566
                                                                                            -------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................      1,460,563
             (Cost $1,436,886)                                                              -------------

MORTGAGE-BACKED SECURITIES -- 0.1%

             COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
             Credit Suisse First Boston Mortgage Securities Corp.
        299     Series 2004-6, Class 2A1.........................    4.75%      09/25/19                1
             MASTR Alternative Loan Trust
        692     Series 2004-10, Class 2A1........................    5.50%      10/25/19              691
        122     Series 2005-1, Class 5A1.........................    5.50%      01/25/20              125
             MASTR Asset Securitization Trust
      4,666     Series 2004-1, Class 5A4.........................    5.50%      02/25/34            4,945
             RAAC Trust
        139     Series 2005-SP1, Class 2A1.......................    5.25%      09/25/34              140
             Structured Asset Mortgage Investments Trust
      7,113     Series 1999-1, Class 2A (g)......................    6.67%      06/25/29            7,035


                        See Notes to Financial Statements                Page 47

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
             Wells Fargo Mortgage Backed-Securities Trust
$       677     Series 2006-17, Class A4.........................    5.50%      11/25/21    $         677
                                                                                            -------------
             TOTAL MORTGAGE-BACKED SECURITIES.............................................         13,614
             (Cost $13,730)                                                                 -------------

ASSET-BACKED SECURITIES -- 0.1%

             California Republic Auto Receivables Trust
     12,174     Series 2016-1, Class A4..........................    2.24%      10/15/21           12,167
                                                                                            -------------
             TOTAL ASSET-BACKED SECURITIES................................................         12,167
             (Cost $12,096)                                                                 -------------

             TOTAL INVESTMENTS -- 97.9%...................................................     27,942,842
             (Cost $26,388,713) (h)
             NET OTHER ASSETS AND LIABILITIES -- 2.1%.....................................        610,956
                                                                                            -------------
             NET ASSETS -- 100.0%.........................................................  $  28,553,798
                                                                                            =============

-----------------------------

(a)   Investment in an affiliated fund.

(b) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(c)   Inverse floating rate security

(d)   Floating or variable rate security.

(e) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f)   Zero coupon security.

(g) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(h) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,847,305 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $293,176. The net unrealized appreciation was $1,554,129.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR London Interbank Offered Rate

PO    Principal-Only Security


Page 48                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2019 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                      6/30/2019          PRICES           INPUTS           INPUTS
                                                     ------------     ------------     ------------     ------------
Exchange-Traded Funds*............................   $ 12,473,080     $ 12,473,080     $         --      $        --
Common Stocks*....................................      6,488,370        6,488,370               --               --
U.S. Government Bonds and Notes...................      2,854,749               --        2,854,749               --
Real Estate Investment Trusts*....................      2,465,886        2,465,886               --               --
Master Limited Partnerships*......................      2,174,413        2,174,413               --               --
U.S. Government Agency Mortgage-Backed
   Securities.....................................      1,460,563               --        1,460,563               --
Mortgage-Backed Securities........................         13,614               --           13,614               --
Asset-Backed Securities...........................         12,167               --           12,167               --
                                                     ------------     ------------     ------------     ------------
Total Investments.................................   $ 27,942,842     $ 23,601,749     $  4,341,093     $         --
                                                     ============     ============     ============     ============

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 49

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2019 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS - 97.6%

             CAPITAL MARKETS - 97.6%
      8,613  First Trust BICK Index Fund (a)..............................................  $     231,087
     15,795  First Trust Brazil AlphaDEX(R) Fund (a)......................................        249,561
     15,387  First Trust Developed Markets ex-US AlphaDEX(R) Fund (a).....................        830,744
     31,303  First Trust Dow Jones Internet Index Fund (a) (b)............................      4,501,997
     23,472  First Trust Emerging Markets AlphaDEX(R) Fund (a)............................        591,494
      5,696  First Trust Germany AlphaDEX(R) Fund (a).....................................        238,150
     72,764  First Trust Large Cap Growth AlphaDEX(R) Fund (a)............................      5,118,947
    110,982  First Trust Mid Cap Growth AlphaDEX(R) Fund (a)..............................      5,019,716
     53,486  First Trust NASDAQ-100-Technology Sector Index Fund (a)......................      4,572,518
     28,885  First Trust NYSE Arca Biotechnology Index Fund (a) (b).......................      4,068,163
    103,297  First Trust Small Cap Growth AlphaDEX(R) Fund (a)............................      4,803,311
      5,003  First Trust Switzerland AlphaDEX(R) Fund (a).................................        256,504
     68,626  First Trust Technology AlphaDEX(R) Fund (a)..................................      4,566,374
    145,929  First Trust Utilities AlphaDEX(R) Fund (a)...................................      4,189,622
     26,809  iShares Core U.S. Aggregate Bond ETF.........................................      2,985,182
     36,045  SPDR Blackstone/GSO Senior Loan ETF..........................................      1,666,000
     15,665  SPDR Bloomberg Barclays High Yield Bond ETF..................................      1,706,545
     34,433  SPDR Nuveen Bloomberg Barclays Municipal Bond ETF............................      1,726,471
     49,678  SPDR Portfolio Intermediate Term Corporate Bond ETF..........................      1,735,253
                                                                                            -------------
             TOTAL INVESTMENTS - 97.6%....................................................     49,057,639
             (Cost $45,313,576) (c)
             NET OTHER ASSETS AND LIABILITIES - 2.4%......................................      1,218,403
                                                                                            -------------
             NET ASSETS - 100.0%..........................................................  $  50,276,042
                                                                                            =============

-----------------------------

(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,155,385 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $411,322. The net unrealized appreciation was $3,744,063.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                         LEVEL 2          LEVEL 3
                                                        TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                      6/30/2019          PRICES           INPUTS           INPUTS
                                                     ------------     ------------     ------------     ------------
Exchange-Traded Funds*............................   $ 49,057,639     $ 49,057,639     $         --     $         --
                                                     ============     ============     ============     ============

* See Portfolio of Investments for industry breakout.


Page 50                 See Notes to Financial Statements

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2019 (UNAUDITED)

                                                                           FIRST TRUST/DOW
                                                                           JONES DIVIDEND      FIRST TRUST       FIRST TRUST
                                                                              & INCOME        MULTI INCOME      DORSEY WRIGHT
                                                                             ALLOCATION        ALLOCATION       TACTICAL CORE
                                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                           ---------------   ---------------   ---------------
ASSETS:
Investments, at value - Unaffiliated....................................   $   893,238,362   $    18,990,470   $     9,819,451
Investments, at value - Affiliated......................................                --         8,952,372        39,238,188
Cash and cash equivalents...............................................         3,787,963           733,973         1,330,090
Receivables:
   Interest.............................................................         3,289,650            13,641                --
   Dividends............................................................           778,779            17,256                --
   Investment securities sold...........................................           423,559                 6                --
   Fund shares sold.....................................................            82,349            18,738             1,279
   Reclaim..............................................................                --             2,690                --
   From investment advisor..............................................                --               251             6,031
Prepaid expenses........................................................             3,781                64               140
                                                                           ---------------   ---------------   ---------------
   Total Assets.........................................................       901,604,443        28,729,461        50,395,179
                                                                           ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment securities purchased......................................         1,388,095            91,692                --
   Investment advisory fees.............................................           424,687                --                --
   12b-1 service fees (Class I).........................................           180,725             5,792            10,078
   Administrative service fees..........................................           144,613             9,366             8,080
   Accounting and administration fees...................................            80,029             7,036                84
   Fund shares redeemed.................................................            76,838             8,956            59,928
   Licensing fees.......................................................            70,504                --            12,149
   Custodian fees.......................................................            66,262             5,728               793
   Shareholder reporting fees...........................................            47,384             5,861             6,025
   Legal fees...........................................................            23,229               805             1,486
   Audit and tax fees...................................................            18,057            31,646            14,360
   Transfer agent fees..................................................            13,398             4,737             4,710
   Commitment fees......................................................             4,073             1,648                --
   Variation margin.....................................................             3,094                --                --
   Financial reporting fees.............................................               771                --               918
   Trustees' fees and expenses..........................................               306                 5               185
Other liabilities.......................................................               202             2,391               341
                                                                           ---------------   ---------------   ---------------
   Total Liabilities....................................................         2,542,267           175,663           119,137
                                                                           ---------------   ---------------   ---------------
NET ASSETS..............................................................   $   899,062,176   $    28,553,798   $    50,276,042
                                                                           ===============   ===============   ===============
NET ASSETS CONSIST OF:
Paid-in capital.........................................................   $   809,841,331   $    26,947,593   $    46,501,587
Accumulated distributable earnings (loss)...............................        89,220,845         1,606,205         3,774,455
                                                                           ---------------   ---------------   ---------------
NET ASSETS..............................................................   $   899,062,176   $    28,553,798   $    50,276,042
                                                                           ===============   ===============   ===============
Investments, at cost - Unaffiliated.....................................   $   813,368,926   $    17,460,975   $     9,514,609
                                                                           ===============   ===============   ===============
Investments, at cost - Affiliated.......................................   $            --   $     8,927,738   $    35,798,967
                                                                           ===============   ===============   ===============
CLASS I SHARES:
NET ASSETS..............................................................   $   898,839,060   $    28,400,770   $    50,170,797
                                                                           ===============   ===============   ===============
NET ASSET VALUE, per share..............................................   $         13.97   $         11.16   $         11.97
                                                                           ===============   ===============   ===============
Number of Shares outstanding............................................        64,360,044         2,544,768         4,192,826
                                                                           ===============   ===============   ===============
CLASS II SHARES:
NET ASSETS..............................................................   $       223,116   $       153,028   $       105,245
                                                                           ===============   ===============   ===============
NET ASSET VALUE, per share..............................................   $         14.00   $         11.16   $         11.97
                                                                           ===============   ===============   ===============
Number of Shares outstanding............................................            15,940            13,713             8,795
                                                                           ===============   ===============   ===============


                        See Notes to Financial Statements                Page 51

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

                                                                           FIRST TRUST/DOW
                                                                           JONES DIVIDEND      FIRST TRUST       FIRST TRUST
                                                                              & INCOME        MULTI INCOME      DORSEY WRIGHT
                                                                             ALLOCATION        ALLOCATION       TACTICAL CORE
                                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                           ---------------   ---------------   ---------------
INVESTMENT INCOME:
Interest................................................................   $     6,495,316   $        58,859   $         8,538
Dividends - Unaffiliated................................................         6,207,022           202,060           145,463
Dividends - Affiliated..................................................                --           219,781            82,851
Foreign withholding tax on dividend income..............................                --            (2,802)               --
                                                                           ---------------   ---------------   ---------------
   Total investment income..............................................        12,702,338           477,898           236,852
                                                                           ---------------   ---------------   ---------------
EXPENSES:
Investment advisory fees................................................         2,507,774            80,234            82,014
12b-1 distribution and service fees (Class I)...........................         1,044,798            33,243            58,457
Administrative service fees.............................................           835,947            26,636            46,805
Accounting and administration fees......................................           248,593            12,250            26,033
Licensing fees..........................................................           140,075                --            23,433
Custodian fees..........................................................            94,401             9,778             4,228
Shareholder reporting fees..............................................            59,876            10,601            11,709
Transfer agent fees.....................................................            47,664            26,934            27,036
Legal fees..............................................................            24,889               560             1,120
Commitment fees.........................................................            24,724             9,960                --
Audit and tax fees......................................................            14,484            25,439            11,229
Trustees' fees and expenses.............................................             8,986             8,098             8,295
Financial reporting fees................................................             4,625                --             4,587
Other...................................................................             6,715               137               432
                                                                           ---------------   ---------------   ---------------
   Total expenses.......................................................         5,063,551           243,870           305,378
   Fees waived and expenses reimbursed by the investment advisor........           (48,382)         (133,068)         (127,618)
                                                                           ---------------   ---------------   ---------------
Net expenses............................................................         5,015,169           110,802           177,760
                                                                           ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)............................................         7,687,169           367,096            59,092
                                                                           ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated...........................................        10,201,054           131,687           (30,390)
   Investments - Affiliated.............................................                --           (17,508)           72,902
   Futures..............................................................        (1,404,549)               --                --
   Foreign currency transactions........................................                --                 4                --
                                                                           ---------------   ---------------   ---------------
Net realized gain (loss)................................................         8,796,505           114,183            42,512
                                                                           ---------------   ---------------   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated...........................................        91,978,554         1,809,885           477,401
   Investments - Affiliated.............................................                --           464,882         6,027,854
   Futures..............................................................           290,149                --                --
   Foreign currency translation.........................................                --                 1                --
                                                                           ---------------   ---------------   ---------------
Net change in unrealized appreciation (depreciation)....................        92,268,703         2,274,768         6,505,255
                                                                           ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS).................................       101,065,208         2,388,951         6,547,767
                                                                           ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................................   $   108,752,377   $     2,756,047   $     6,606,859
                                                                           ===============   ===============   ===============


Page 52                 See Notes to Financial Statements

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        FIRST TRUST/DOW JONES DIVIDEND
                                                                                        & INCOME ALLOCATION PORTFOLIO
                                                                                       --------------------------------
                                                                                         SIX MONTHS
                                                                                           ENDED              YEAR
                                                                                         6/30/2019           ENDED
                                                                                        (UNAUDITED)        12/31/2018
                                                                                       --------------    --------------
OPERATIONS:
Net investment income (loss).........................................................  $    7,687,169    $   11,802,416
Net realized gain (loss).............................................................       8,796,505        33,480,402
Net change in unrealized appreciation (depreciation).................................      92,268,703       (86,358,578)
                                                                                       --------------    --------------
Net increase (decrease) in net assets resulting from operations......................     108,752,377       (41,075,760)
                                                                                       --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I..............................................................................     (40,016,445)      (13,489,067)
Class II.............................................................................         (10,172)           (1,119)
                                                                                       --------------    --------------
Total distributions to shareholders..................................................     (40,026,617)      (13,490,186)
                                                                                       --------------    --------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................      50,280,408       142,387,501
Proceeds from shares reinvested......................................................      40,026,039        13,489,949
Cost of shares redeemed..............................................................     (27,630,607)      (71,173,469)
                                                                                       --------------    --------------
Net increase (decrease) in net assets resulting from capital transactions............      62,675,840        84,703,981
                                                                                       --------------    --------------
Total increase (decrease) in net assets..............................................     131,401,600        30,138,035
NET ASSETS:
Beginning of period..................................................................     767,660,576       737,522,541
                                                                                       --------------    --------------
End of period........................................................................  $  899,062,176    $  767,660,576
                                                                                       ==============    ==============


                        See Notes to Financial Statements                Page 53

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           FIRST TRUST MULTI INCOME
                                                                                             ALLOCATION PORTFOLIO
                                                                                       --------------------------------
                                                                                         SIX MONTHS
                                                                                           ENDED              YEAR
                                                                                         6/30/2019           ENDED
                                                                                        (UNAUDITED)        12/31/2018
                                                                                       --------------    --------------
OPERATIONS:
Net investment income (loss).........................................................  $      367,096    $      495,965
Net realized gain (loss).............................................................         114,183            36,443
Net change in unrealized appreciation (depreciation).................................       2,274,768        (1,646,906)
                                                                                       --------------    --------------
Net increase (decrease) in net assets resulting from operations......................       2,756,047        (1,114,498)
                                                                                       --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I..............................................................................        (344,509)         (516,531)
Class II.............................................................................          (2,056)           (2,977)
                                                                                       --------------    --------------
Total distributions to shareholders..................................................        (346,565)         (519,508)
                                                                                       --------------    --------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................       2,784,692        10,062,438
Proceeds from shares reinvested......................................................         345,055           516,827
Cost of shares redeemed..............................................................      (1,578,635)       (4,594,392)
                                                                                       --------------    --------------
Net increase (decrease) in net assets resulting from capital transactions............       1,551,112         5,984,873
                                                                                       --------------    --------------
Total increase (decrease) in net assets..............................................       3,960,594         4,350,867
NET ASSETS:
Beginning of period..................................................................      24,593,204        20,242,337
                                                                                       --------------    --------------
End of period........................................................................  $   28,553,798    $   24,593,204
                                                                                       ==============    ==============


Page 54                 See Notes to Financial Statements

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                          FIRST TRUST DORSEY WRIGHT
                                                                                           TACTICAL CORE PORTFOLIO
                                                                                       --------------------------------
                                                                                         SIX MONTHS
                                                                                           ENDED              YEAR
                                                                                         6/30/2019           ENDED
                                                                                        (UNAUDITED)        12/31/2018
                                                                                       --------------    --------------
OPERATIONS:
Net investment income (loss).........................................................  $       59,092    $      149,095
Net realized gain (loss).............................................................          42,512           730,920
Net change in unrealized appreciation (depreciation).................................       6,505,255        (5,148,691)
                                                                                       --------------    --------------
Net increase (decrease) in net assets resulting from operations......................       6,606,859        (4,268,676)
                                                                                       --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I..............................................................................        (821,756)         (155,085)
Class II.............................................................................          (1,830)             (618)
                                                                                       --------------    --------------
Total distributions to shareholders..................................................        (823,586)         (155,703)
                                                                                       --------------    --------------

CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................       8,812,686        24,115,334
Proceeds from shares reinvested......................................................         823,586           155,703
Cost of shares redeemed..............................................................      (3,504,990)       (4,021,112)
                                                                                       --------------    --------------
Net increase (decrease) in net assets resulting from capital transactions............       6,131,282        20,249,925
                                                                                       --------------    --------------
Total increase (decrease) in net assets..............................................      11,914,555        15,825,546

NET ASSETS:
Beginning of period..................................................................      38,361,487        22,535,941
                                                                                       --------------    --------------
End of period........................................................................  $   50,276,042    $   38,361,487
                                                                                       ==============    ==============


                        See Notes to Financial Statements                Page 55

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

CLASS I SHARES
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED DECEMBER 31,
                                           6/30/2019     -------------------------------------------------------------------
                                          (UNAUDITED)       2018          2017          2016          2015          2014
                                          -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period.....  $   12.82      $   13.73     $   12.85     $   11.94     $   12.41     $   11.37
                                           ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.12           0.21          0.18          0.14          0.16          0.15
Net realized and unrealized gain (loss)..       1.68          (0.88)         1.54          1.25 (a)     (0.15)         0.99
                                           ---------      ---------     ---------     ---------     ---------     ---------
Total from investment operations.........       1.80          (0.67)         1.72          1.39          0.01          1.14
                                           ---------      ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.11)         (0.21)        (0.18)        (0.13)        (0.27)        (0.10)
Net realized gain........................      (0.54)         (0.03)        (0.66)        (0.35)        (0.21)           --
                                           ---------      ---------     ---------     ---------     ---------     ---------
Total distributions......................      (0.65)         (0.24)        (0.84)        (0.48)        (0.48)        (0.10)
                                           ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period...........  $   13.97      $   12.82     $   13.73     $   12.85     $   11.94     $   12.41
                                           =========      =========     =========     =========     =========     =========
TOTAL RETURN (b) (c).....................      14.08%         (4.92)%       13.47%        11.74% (a)     0.09%        10.04%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $ 898,839      $ 767,616     $ 737,320     $ 543,951     $ 243,244     $ 195,128
Ratio of total expenses to average net
   assets................................       1.21% (d)      1.22%         1.23%         1.29%         1.34%         1.43%
Ratio of net expenses to average net
   assets................................       1.20% (d)      1.20%         1.20%         1.20%         1.20%         1.20%
Ratio of net investment income (loss) to
   average net assets....................       1.84% (d)      1.56%         1.35%         1.29%         1.35%         1.40%
Portfolio turnover rate..................         42%            76%           71%           96%           81%           65%


CLASS II SHARES
                                          SIX MONTHS
                                             ENDED                     YEAR ENDED DECEMBER 31,                      PERIOD
                                           6/30/2019     -----------------------------------------------------      ENDED
                                          (UNAUDITED)       2018          2017          2016          2015      12/31/2014 (e)
                                          -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period.....  $   12.85      $   13.75     $   12.87     $   11.95     $   12.43     $   11.63
                                           ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.15 (f)       0.25 (f)      0.14          0.19          0.17          0.14
Net realized and unrealized gain (loss)..       1.67          (0.88)         1.61          1.24 (a)     (0.14)         0.77
                                           ---------      ---------     ---------     ---------     ---------     ---------
Total from investment operations.........       1.82          (0.63)         1.75          1.43          0.03          0.91
                                           ---------      ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.13)         (0.24)        (0.21)        (0.16)        (0.30)        (0.11)
Net realized gain........................      (0.54)         (0.03)        (0.66)        (0.35)        (0.21)           --
                                           ---------      ---------     ---------     ---------     ---------     ---------
Total distributions......................      (0.67)         (0.27)        (0.87)        (0.51)        (0.51)        (0.11)
                                           ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period...........  $   14.00      $   12.85     $   13.75     $   12.87     $   11.95     $   12.43
                                           =========      =========     =========     =========     =========     =========
TOTAL RETURN (b) (c).....................      14.18%         (4.60)%       13.75%        12.07% (a)     0.25%         7.82%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $     223      $      44     $     202     $      17     $      16     $      11
Ratio of total expenses to average net
   assets................................       0.97% (d)      0.97%         1.00%         1.04%         1.09%         1.21% (d)
Ratio of net expenses to average net
   assets................................       0.95% (d)      0.95%         0.95%         0.95%         0.95%         0.95% (d)
Ratio of net investment income (loss) to
   average net assets....................       2.20% (d)      1.79%         1.88%         1.53%         1.64%         1.69% (d)
Portfolio turnover rate..................         42%            76%           71%           96%           81%           65%

-----------------------------

(a) First Trust/Dow Jones Dividend & Income Allocation Portfolio received a reimbursement from the Advisor in the amount of $1,000 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(b) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c) Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) The Fund's Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.

(f)   Based on average shares outstanding.


Page 56                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

CLASS I SHARES
                                          SIX MONTHS
                                             ENDED                      YEAR ENDED DECEMBER 31,                     PERIOD
                                           6/30/2019     -----------------------------------------------------      ENDED
                                          (UNAUDITED)       2018          2017          2016          2015      12/31/2014 (a)
                                          -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period.....  $   10.17      $   10.89     $   10.54     $    9.86     $   10.39     $   10.00
                                           ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.14           0.23          0.24          0.20          0.19          0.07
Net realized and unrealized gain (loss)..       0.99          (0.71)         0.39          0.71         (0.53) (b)     0.39
                                           ---------      ---------     ---------     ---------     ---------     ---------
Total from investment operations.........       1.13          (0.48)         0.63          0.91         (0.34)         0.46
                                           ---------      ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.13)         (0.24)        (0.25)        (0.23)        (0.19)        (0.07)
Net realized gain........................      (0.01)            --         (0.03)           --            --            --
                                           ---------      ---------     ---------     ---------     ---------     ---------
Total from distributions.................      (0.14)         (0.24)        (0.28)        (0.23)        (0.19)        (0.07)
                                           ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period...........  $   11.16      $   10.17     $   10.89     $   10.54     $    9.86     $   10.39
                                           =========      =========     =========     =========     =========     =========
TOTAL RETURN (c) (d).....................      11.08%         (4.44)%        6.04%         9.27%        (3.24)% (b)    4.57%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $  28,401      $  24,451     $  20,083     $  17,965     $  12,257     $   6,894
Ratio of total expenses to average net
   assets (e)............................       1.83% (f)      2.09%         2.17%         2.22%         2.60%         6.00% (f)
Ratio of net expenses to average net
   assets (e)............................       0.83% (f)      0.83%         0.83%         0.83%         0.90%         1.20% (f)
Ratio of net investment income (loss) to
   average net assets....................       2.74% (f)      2.29%         2.24%         2.10%         2.17%         2.35% (f)
Portfolio turnover rate..................         18%            40%           46%           46%           93%           15%


CLASS II SHARES
                                          SIX MONTHS
                                             ENDED                      YEAR ENDED DECEMBER 31,                     PERIOD
                                           6/30/2019     -----------------------------------------------------      ENDED
                                          (UNAUDITED)      2018          2017          2016           2015      12/31/2014 (a)
                                          -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period.....  $   10.17      $   10.88     $   10.54     $    9.86     $   10.39     $   10.00
                                           ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.16           0.26          0.27          0.20          0.24          0.04
Net realized and unrealized gain (loss)..       0.98          (0.70)         0.38          0.74         (0.55) (b)     0.43
                                           ---------      ---------     ---------     ---------     ---------     ---------
Total from investment operations.........       1.14          (0.44)         0.65          0.94         (0.31)         0.47
                                           ---------      ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.14)         (0.27)        (0.28)        (0.26)        (0.22)        (0.08)
Net realized gain........................      (0.01)            --         (0.03)           --            --            --
                                           ---------      ---------     ---------     ---------     ---------     ---------
Total from distributions.................      (0.15)         (0.27)        (0.31)        (0.26)        (0.22)        (0.08)
                                           ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period...........  $   11.16      $   10.17     $   10.88     $   10.54     $    9.86     $   10.39
                                           =========      =========     =========     =========     =========     =========
TOTAL RETURN (c) (d).....................      11.20%         (4.11)%        6.22%         9.53%        (3.01)%(b)     4.74%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $     153      $     142     $     159     $     156     $     100     $     105
Ratio of total expenses to average net
  assets (e).............................       1.58% (f)      1.83%         1.92%         1.99%         2.31%        14.44% (f)
Ratio of net expenses to average net
  assets (e).............................       0.58% (f)      0.58%         0.58%         0.58%         0.67%         0.95% (f)
Ratio of net investment income (loss)
  to average net assets..................       2.98% (f)      2.49%         2.49%         2.34%         2.32%         0.54% (f)
Portfolio turnover rate..................         18%            40%           46%           46%           93%           15%

-----------------------------

(a) The Fund's Class I and Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.

(b) First Trust Multi Income Allocation Portfolio received a reimbursement from the Advisor in the amount of $5,471 in connection with a trade error, which represents less than $0.01 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d) Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(f)   Annualized.


                        See Notes to Financial Statements                Page 57

FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

CLASS I SHARES
                                          SIX MONTHS
                                             ENDED               YEAR ENDED DECEMBER 31,              PERIOD
                                           6/30/2019     ---------------------------------------      ENDED
                                          (UNAUDITED)       2018          2017          2016      12/31/2015 (a)
                                          -----------    -----------   -----------   -----------   -----------
Net asset value, beginning of period.....  $   10.45      $   11.41     $    9.85     $    9.94     $   10.00
                                           ---------      ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.01           0.04          0.06          0.09          0.01
Net realized and unrealized gain (loss)..       1.71          (0.95)         1.66          0.01         (0.07)
                                           ---------      ---------     ---------     ---------     ---------
Total from investment operations.........       1.72          (0.91)         1.72          0.10         (0.06)
                                           ---------      ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.02)         (0.03)        (0.06)        (0.09)           --
Net realized gain........................      (0.18)         (0.02)        (0.10)        (0.10)           --
                                           ---------      ---------     ---------     ---------     ---------
Total from distributions.................      (0.20)         (0.05)        (0.16)        (0.19)           --
                                           ---------      ---------     ---------     ---------     ---------
Net asset value, end of period...........  $   11.97      $   10.45     $   11.41     $    9.85     $    9.94
                                           =========      =========     =========     =========     =========
TOTAL RETURN (b) (c).....................      16.55%         (8.00)%       17.50%         0.95%        (0.60)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $  50,171      $  38,277     $  22,477     $  10,360     $   5,440
Ratio of total expenses to average net
   assets (d)............................       1.25% (e)      1.40%         1.85%         2.13%        11.71% (e)
Ratio of net expenses to average net
   assets (d)............................       0.76% (e)      0.74%         0.75%         0.83%         0.79% (e)
Ratio of net investment income (loss)
   to average net assets.................       0.25% (e)      0.48%         0.76%         0.98%         1.54% (e)
Portfolio turnover rate..................         16%            70%           31%          265%           --%


CLASS II SHARES
                                          SIX MONTHS
                                             ENDED               YEAR ENDED DECEMBER 31,              PERIOD
                                           6/30/2019     ---------------------------------------      ENDED
                                          (UNAUDITED)       2018          2017          2016      12/31/2015 (a)
                                          -----------    -----------   -----------   -----------   -----------
Net asset value, beginning of period.....  $   10.44      $   11.40     $    9.83     $    9.95     $   10.00
                                           ---------      ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............       0.03           0.07          0.10          0.11          0.01
Net realized and unrealized gain (loss)..       1.71          (0.95)         1.66         (0.02)        (0.06)
                                           ---------      ---------     ---------     ---------     ---------
Total from investment operations.........       1.74          (0.88)         1.76          0.09         (0.05)
                                           ---------      ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................      (0.03)         (0.06)        (0.09)        (0.11)           --
Net realized gain........................      (0.18)         (0.02)        (0.10)        (0.10)           --
                                           ---------      ---------     ---------     ---------     ---------
Total distributions......................      (0.21)         (0.08)        (0.19)        (0.21)           --
                                           ---------      ---------     ---------     ---------     ---------
Net asset value, end of period...........  $   11.97      $   10.44     $   11.40     $    9.83     $    9.95
                                           =========      =========     =========     =========     =========
TOTAL RETURN (b) (c).....................      16.68%         (7.77)%       17.94%         0.88%        (0.50)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $     105      $      84     $      59     $      50     $      50
Ratio of total expenses to average net
   assets (d)............................      26.94% (e)     32.62%        46.41%        57.64%        37.40% (e)
Ratio of net expenses to average net
   assets (d)............................       0.51% (e)      0.49%         0.50%         0.57%         0.51% (e)
Ratio of net investment income (loss)
   to average net assets.................       0.50% (e)      0.73%         0.93%         1.13%         0.86% (e)
Portfolio turnover rate..................         16%            70%           31%          265%           --%

-----------------------------

(a) The Fund's Class I and Class II shares were seeded on October 29, 2015, and commenced operations on October 30, 2015.

(b) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c) Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.


Page 58                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of three series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014, and First Trust Dorsey Wright Tactical Core Portfolio ("First Trust Dorsey Wright"), which commenced investment operations on October 30, 2015. Each Fund's shares are sold only to variable insurance accounts (each an "Account") to fund the benefits of the variable annuity and variable life insurance contracts (each a "Contract" and collectively, the "Contracts") issued by life insurance companies writing variable annuity contracts and variable life insurance contracts with which the Trust has a contract (each a "Participating Insurance Company").

First Trust Dow Jones' investment objective is to seek to provide total return by allocating among dividend-paying stocks and investment-grade bonds. First Trust Dow Jones seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed-income securities at the time of purchase. Under normal market conditions, at the time of purchase at least 80% of the Fund's net assets (including investment borrowings) will be invested in securities of issuers included in a Dow Jones index. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend-paying stocks included in the Dow Jones U.S. Total Stock Market Index(SM_. First Trust Advisors L.P. ("First Trust" or the "Advisor") reserves the right to over-weight, under-weight or exclude certain securities from the portfolio that would otherwise be selected pursuant to the quantitative process in certain instances.

First Trust Dow Jones' fixed-income component seeks to provide income and preserve capital through investing in a diversified investment-grade debt portfolio. Investment-grade debt securities are those long-term debt securities rated "BBB-" or higher by Standard & Poor's Financial Services LLC or Fitch, Inc. or "Baa3" or higher by Moody's Investors Service, Inc., and those short-term debt securities rated "A-3" or higher by Standard & Poor's Financial Services LLC, "F3" or higher by Fitch, Inc. or "Prime 3" or higher by Moody's Investor Service, Inc., at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate debt will be invested in investment-grade debt securities included in the Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) (the "Bond Index") and other investment-grade debt securities of issuers whose securities are included in the Bond Index; and investment-grade debt securities of issuers included in the Dow Jones Composite Average. The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds ("ETFs") that invest in investment-grade corporate debt securities and U.S. government bonds in lieu of investing directly in such securities.

First Trust Multi Income's primary investment objective is to maximize current income, with a secondary objective of capital appreciation. First Trust Multi Income seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend-paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), high yield or "junk" bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities ("TIPS"). The Fund is actively managed by First Trust and implementing the strategy involves multiple portfolio managers.

The Advisor tactically adjusts allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, is 20%. The minimum weight of any asset class, at the time of adjustment, is 5%.

First Trust Multi Income may, at certain times, invest in ETFs that generally provide exposure to the nine asset classes in lieu of investing directly in such asset classes. Certain of the ETFs may be advised by First Trust. As a result, First Trust will also earn advisory fees on the underlying ETFs.

In general, the U.S. dollar-denominated fixed-income securities in which First Trust Multi Income invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment-grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as "junk" bonds. The Fund also invests in the equity securities of domestic and foreign issuers listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") (collectively, "Depository Receipts"). The Fund may invest in equity securities issued by small, mid or large capitalization companies.

First Trust Dorsey Wright's investment objective is to seek to provide total return. First Trust Dorsey Wright seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in ETFs and cash and cash equivalents that comprise the Dorsey Wright Tactical Tilt Moderate Core Index. It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

Each Fund offers two classes of shares: Class I and Class II. Each class represents an interest in the same portfolio of investments but with a different combination of service (12b-1) fees, eligibility requirements and other features.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee, in accordance with valuation procedures adopted by the Trust's Board of Trustees (the "Board"), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, MLPs, ETFs, REITs and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

      Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of the security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     12)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3) closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains, and investment income. The actual character of the amounts received during the year are not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. CASH AND CASH EQUIVALENTS

Normally, the Funds invest substantially all of their assets to meet their investment objectives. The Funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents, or they may hold cash. The investment in such instruments is not a principal investment strategy of First Trust Dow Jones or First Trust Multi Income. The percentage of each Fund's net assets invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or they may hold cash.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. FUTURES CONTRACTS

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures" on the Statements of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Statements of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" payable or receivable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income of each Fund, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by each Fund will be reinvested in the Fund.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended December 31, 2018, was as follows:

                                                        Distributions paid   Distributions paid   Distributions paid
                                                          from Ordinary         from Capital         from Return
                                                              Income               Gains              of Capital
                                                        ------------------   ------------------   ------------------
First Trust Dow Jones                                    $     12,292,691     $      1,197,495     $             --
First Trust Multi Income                                          519,508                   --                   --
First Trust Dorsey Wright                                         120,457               35,246                   --

As of December 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                          Undistributed      Accumulated Capital    Net Unrealized
                                                             Ordinary            and Other           Appreciation
                                                              Income            Gain (Loss)         (Depreciation)
                                                        ------------------   ------------------   ------------------
First Trust Dow Jones                                    $      9,665,609     $     23,223,342     $    (12,393,866)
First Trust Multi Income                                           22,357              (21,051)            (804,583)
First Trust Dorsey Wright                                          15,619              737,450           (2,761,887)


I. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2015, 2016, 2017 and 2018 remain open to federal and state audit for First Trust Dow Jones, First Trust Multi Income and First Trust Dorsey Wright. As of June 30, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

During the taxable year ended December 31, 2018, the Funds had capital loss carryforwards in the following amounts:

                                                         Capital Loss
                                                           Available
                                                        ---------------
First Trust Dow Jones                                    $           --
First Trust Multi Income                                         21,051
First Trust Dorsey Wright                                            --


J. EXPENSES

Each Fund will pay all expenses directly related to its operations.

Each Participating Insurance Company performs certain administrative services for the Funds, their Accounts and the Contracts. Each Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by Participating Insurance Companies in connection with these services.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Trust, on behalf of First Trust Dow Jones and First Trust Dorsey Wright, is a sub-licensee to these license agreements and is required to pay licensing fees, which are shown on the Statements of Operations.

K. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08 "Premium Amortization on Purchased Callable Debt Securities," which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security's maturity date. ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Earlier adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC
820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the Funds. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for both First Trust Dow Jones and First Trust Multi Income, and 0.35% of the average daily net assets for First Trust Dorsey Wright. First Trust also provides fund reporting services to First Trust Dow Jones and First Trust Dorsey Wright for a flat annual fee in the amount of $9,250 per Fund.

In addition First Trust Multi Income and First Trust Dorsey Wright incur their respective pro rata share of fees and expenses attributable to each Fund's investments in other investment companies ("acquired fund fees and expenses"). The total of net expenses and acquired fund fees and expenses represents each Fund's total net annual operating expenses.

First Trust Multi Income and First Trust have retained Energy Income Partners, LLC ("EIP") and Stonebridge Advisors LLC ("Stonebridge") (collectively, the "Sub-Advisors"), affiliates of First Trust, to serve as investment sub-advisors. In this capacity, the Sub-Advisors provide recommendations to the Advisor regarding the selection and ongoing monitoring of certain securities in First Trust Multi Income's investment portfolio. EIP acts as sub-advisor for, and manages on a discretionary basis the investment and reinvestment of, only the assets of First Trust Multi Income allocated to EIP by the Advisor and furnishes an investment program in respect of and makes investment decisions only with respect to the portion of First Trust Multi Income's investment portfolio allocated to it by the Advisor. EIP, an affiliate of the Advisor, has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the MLP, MLP affiliate and energy infrastructure securities in First Trust Multi Income's investment portfolio and to exercise discretion only with respect to assets of First Trust Multi Income allocated to EIP. Stonebridge serves as a nondiscretionary sub-advisor. Stonebridge has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in First Trust Multi Income's investment portfolio.

For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay EIP a sub-advisory fee equal to 40% monthly in arrears of any remaining monthly investment management fee paid to the Advisor for the average daily net assets allocated to EIP after First Trust's waiver of any of its investment management fee to comply with the

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

then-current expense cap, as defined below. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay Stonebridge a portfolio management fee equal to an annual rate of 0.20% of the Fund's average daily net assets allocated to Stonebridge.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. FTCP also owns, through a wholly-owned subsidiary, a 51% ownership interest in Stonebridge.

First Trust has agreed to waive fees and/or pay First Trust Dow Jones' and First Trust Multi Income's expenses to the extent necessary to prevent the annual operating expenses of Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.20% and 0.95% (each an "Expense Cap"), respectively, of each Fund's average daily net assets per year at least until May 1, 2020. First Trust has agreed to waive fees and/or pay First Trust Dorsey Wright's expenses to the extent necessary to prevent the operating expenses of Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% and 1.05% (each an "Expense Cap"), respectively, of the Fund's average daily net assets per year at least until May 1, 2020. For First Trust Dorsey Wright, because acquired fund fees and expenses are estimated, First Trust will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Caps. However, total net annual fund expenses may be higher or lower than the Expense Caps.

Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place,
(ii) the Expense Cap in place at the time the fees were waived, or (iii) the current Expense Cap. These amounts, if any, are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended June 30, 2019, and the expenses borne and fees waived by First Trust subject to recovery from the applicable Fund at June 30, 2019, are included in the table below.

                                                            FEES WAIVED OR EXPENSES BORNE BY FIRST TRUST SUBJECT TO RECOVERY
                                                         ----------------------------------------------------------------------
                                                          SIX MONTHS        YEAR           YEAR        SIX MONTHS
                                                            ENDED          ENDED          ENDED          ENDED
                               FEES         EXPENSES     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     JUNE 30,
                              WAIVED       REIMBURSED        2016           2017           2018           2019         TOTAL
                           ------------   ------------   ------------   ------------   ------------   ------------   ----------
First Trust Dow Jones      $     48,382   $         --   $    200,535   $    203,355   $    186,633   $     48,382   $  638,905
First Trust Multi Income         80,234          3,356         71,236        189,257        192,140         83,590      536,223
First Trust Dorsey Wright        82,014         45,604         83,566        199,184        230,266        127,618      640,634

During the six months ended June 30, 2019, First Trust did not recover any fees that were previously waived or reimbursed.

First Trust agreed to waive and/or reimburse the acquired fund fees and expenses of the shares of investment companies held by First Trust Multi Income up to 0.37% of the Fund's average daily net assets through May 1, 2020. During the six months ended June 30, 2019, First Trust reimbursed First Trust Multi Income $49,478 of fees that are not subject to recovery.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as First Trust Dow Jones', First Trust Multi Income's and First Trust Dorsey Wright's transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Funds. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

The Bank of New York Mellon ("BNYM") serves as First Trust Dow Jones' and First Trust Multi Income's administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Funds, including maintaining the Funds' books of account, records of the Funds' securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of each Fund's assets. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Brown Brothers Harriman & Co. ("BBH") serves as First Trust Dorsey Wright's administrator, fund accountant and custodian. As custodian, BBH is responsible for custody of the Fund's assets. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions for First Trust Dow Jones were as follows:

                                   SIX MONTHS ENDED                   YEAR ENDED
                                    JUNE 30, 2019                 DECEMBER 31, 2018

                                SHARES          VALUE           SHARES          VALUE
                             ------------    ------------    ------------    ------------
Sales:
   Class I                      3,612,830    $ 50,095,643      10,329,682    $142,354,467
   Class II                        12,981         184,765           2,415          33,034
                             ------------    ------------    ------------    ------------
Total Sales                     3,625,811    $ 50,280,408      10,332,097    $142,387,501
                             ============    ============    ============    ============
Dividend Reinvestment:
   Class I                      2,885,108    $ 40,016,445       1,031,910    $ 13,489,067
   Class II                           690           9,594              68             882
                             ------------    ------------    ------------    ------------
Total Dividend Reinvestment     2,885,798    $ 40,026,039       1,031,978    $ 13,489,949
                             ============    ============    ============    ============
Redemptions:
   Class I                     (1,994,005)   $(27,613,910)     (5,216,581)   $(70,989,205)
   Class II                        (1,163)        (16,697)        (13,771)       (184,264)
                             ------------    ------------    ------------    ------------
Total Redemptions              (1,995,168)   $(27,630,607)     (5,230,352)   $(71,173,469)
                             ============    ============    ============    ============

Capital transactions for First Trust Multi Income were as follows:

                                   SIX MONTHS ENDED                   YEAR ENDED
                                    JUNE 30, 2019                 DECEMBER 31, 2018

                                SHARES          VALUE           SHARES          VALUE
                             ------------    ------------    ------------    ------------
Sales:
   Class I                        253,912    $  2,784,278         935,128    $ 10,021,784
   Class II                            41             414           3,916          40,654
                             ------------    ------------    ------------    ------------
Total Sales                       253,953    $  2,784,692         939,044    $ 10,062,438
                             ============    ============    ============    ============
Dividend Reinvestment:
   Class I                         30,760    $    344,509          50,041    $    516,531
   Class II                            49             546              30             296
                             ------------    ------------    ------------    ------------
Total Dividend Reinvestment        30,809    $    345,055          50,071    $    516,827
                             ============    ============    ============    ============
Redemptions:
   Class I                       (144,120)   $ (1,574,220)       (425,750)   $ (4,546,268)
   Class II                          (402)         (4,415)         (4,510)        (48,124)
                             ------------    ------------    ------------    ------------
Total Redemptions                (144,522)   $ (1,578,635)       (430,260)   $ (4,594,392)
                             ============    ============    ============    ============

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

Capital transactions for First Trust Dorsey Wright were as follows:

                                   SIX MONTHS ENDED                   YEAR ENDED
                                    JUNE 30, 2019                 DECEMBER 31, 2018

                                SHARES          VALUE           SHARES          VALUE
                             ------------    ------------    ------------    ------------
Sales:
   Class I                        757,309    $  8,805,961       2,028,796    $ 24,081,320
   Class II                           608           6,725           2,825          34,014
                             ------------    ------------    ------------    ------------
Total Sales                       757,917    $  8,812,686       2,031,621    $ 24,115,334
                             ============    ============    ============    ============
Dividend Reinvestment:
   Class I                         68,594    $    821,756          14,641    $    155,085
   Class II                           153           1,830              57             618
                             ------------    ------------    ------------    ------------
Total Dividend Reinvestment        68,747    $    823,586          14,698    $    155,703
                             ============    ============    ============    ============
Redemptions:
   Class I                       (297,736)   $ (3,504,764)       (348,389)   $ (4,020,869)
   Class II                           (20)           (226)            (20)           (243)
                             ------------    ------------    ------------    ------------
Total Redemptions                (297,756)   $ (3,504,990)       (348,409)   $ (4,021,112)
                             ============    ============    ============    ============


                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. Government securities and short-term investments, for the six months ended June 30, 2019, were as follows:

                                     Purchases              Sales
                                  ---------------      ---------------
First Trust Dow Jones             $   329,826,848      $   306,698,750
First Trust Multi Income                5,236,153            4,226,798
First Trust Dorsey Wright              12,196,228            7,425,579

Cost of purchases and proceeds from sales of U.S. Government investment securities, excluding short-term investments, for the six months ended June 30, 2019, were as follows:

                                     Purchases              Sales
                                  ---------------      ---------------
First Trust Dow Jones             $    52,597,544      $    44,750,399
First Trust Multi Income                1,092,672              405,956
First Trust Dorsey Wright                      --                   --


                           6. DERIVATIVE TRANSACTIONS

The following table presents the type of derivatives held by First Trust Dow Jones at June 30, 2019, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities. First Trust Multi Income and First Trust Dorsey Wright did not hold any derivative instruments as of June 30, 2019.

                                             ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                  ----------------------------------------   ----------------------------------------
DERIVATIVE                           STATEMENTS OF ASSETS                       STATEMENTS OF ASSETS
INSTRUMENT     RISK EXPOSURE       AND LIABILITIES LOCATION       VALUE       AND LIABILITIES LOCATION       VALUE
----------   ------------------   ---------------------------   ----------   ---------------------------   ----------
Futures      Interest rate risk   Unrealized appreciation                    Unrealized depreciation
                                  on futures contracts*         $       --   on futures contracts*         $  126,406

* Includes cumulative appreciation (depreciation) on futures contracts as reported in the Portfolio of Investments. The current day's variation margin is reported within the Statements of Assets and Liabilities.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2019, on derivative instruments held by First Trust Dow Jones, as well as the primary underlying risk exposure associated with each instrument.

STATEMENTS OF OPERATIONS LOCATION
----------------------------------------------------------------------------
INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures                              $(1,404,549)
Net change in unrealized appreciation (depreciation) on futures      290,149

During the six months ended June 30, 2019, the notional value of futures contracts opened and closed were $42,896,399 and $36,943,813, respectively.

First Trust Dow Jones does not have the right to offset financial assets and liabilities related to futures contracts on the Statements of Assets and Liabilities.

                           7. AFFILIATED TRANSACTIONS

First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Dividend income and realized gains and losses from affiliated funds are presented on the Statements of Operations. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at June 30, 2019, and for the six month period then ended are:

                                                                                CHANGE IN
                                                                               UNREALIZED      REALIZED
                         SHARES AT    VALUE AT                                APPRECIATION       GAIN        VALUE AT     DIVIDEND
SECURITY NAME            6/30/2019    12/31/2018   PURCHASES      SALES      (DEPRECIATION)     (LOSS)      6/30/2019      INCOME
----------------------  -----------  -----------  -----------  ------------  ---------------  -----------  -----------  ------------
First Trust
   Institutional
   Preferred
   Securities and
   Income ETF                32,480  $   430,829  $   163,058  $         --  $        36,875  $        --  $   630,762  $     15,823
First Trust Low
   Duration
   Opportunities ETF          1,000      102,100       10,252       (61,577)             469          436       51,680         1,081
First Trust Preferred
   Securities
   and Income Fund           98,090    1,279,835      490,001           (15)         132,144           --    1,901,965        51,543
First Trust Senior
   Loan Fund                 82,000    3,620,661      343,156      (218,803)         136,770      (17,944)   3,863,840        85,492
First Trust Tactical
   High Yield ETF            52,050    1,456,279      889,222            --          158,624           --    2,504,125        65,842
                                     -----------  -----------  ------------  ---------------  -----------  -----------  ------------
                                     $ 6,889,704  $ 1,895,689  $   (280,395) $       464,882  $   (17,508) $ 8,952,372  $    219,781
                                     ===========  ===========  ============  ===============  ===========  ===========  ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

Amounts relating to these investments in First Trust Dorsey Wright at June 30, 2019, and for the six month period then ended are:

                                                                                CHANGE IN
                                                                               UNREALIZED      REALIZED
                         SHARES AT    VALUE AT                                APPRECIATION       GAIN       VALUE AT      DIVIDEND
SECURITY NAME            6/30/2019   12/31/2018    PURCHASES      SALES      (DEPRECIATION)     (LOSS)      6/30/2019      INCOME
----------------------  -----------  -----------  -----------  ------------  ---------------  -----------  -----------  ------------
First Trust BICK Index
   Fund                       8,613  $   211,855  $    29,222  $    (27,156) $        17,432  $      (266) $   231,087  $        991
First Trust Brazil
   AlphaDEX(R) Fund          15,795      188,392       30,675        (5,534)          36,020            8      249,561         3,311
First Trust Developed
   Markets ex-US
   AlphaDEX(R) Fund          15,387      662,064      115,487       (14,118)          65,169        2,142      830,744         9,617
First Trust Dow Jones
   Internet Index Fund       31,303    3,274,413      657,765      (237,416)         706,193      101,042    4,501,997            --
First Trust Emerging
   Markets AlphaDEX(R)
   Fund                      23,472      521,391       79,990       (59,081)          37,352       11,842      591,494         8,107
First Trust Germany
   AlphaDEX(R) Fund           5,696      178,425       43,210        (3,872)          19,786          601      238,150         4,557
First Trust Health
   Care AlphaDEX(R)
   Fund                          --    3,280,760      721,616    (4,242,754)         463,689     (223,311)          --            --
First Trust Large Cap
   Growth AlphaDEX(R)
   Fund                      72,764    3,686,880      656,793      (133,083)         874,359       33,998    5,118,947        15,007
First Trust Mid Cap
   Growth AlphaDEX(R)
   Fund                     110,982    3,490,476      874,140      (303,788)         969,731      (10,843)   5,019,716            --
First Trust NASDAQ-100-
   Technology Sector
   Index Fund                53,486    3,430,728      521,968      (282,799)         800,422      102,199    4,572,518        13,954
First Trust NYSE Arca
   Biotechnology Index
   Fund                      28,885    3,104,379      837,889      (308,109)         464,610      (30,606)   4,068,163            --
First Trust Small Cap
   Growth AlphaDEX(R)
   Fund                     103,297    3,417,640      931,691      (157,944)         577,068       34,856    4,803,311            --
First Trust Switzerland
   AlphaDEX(R) Fund           5,003      191,844       36,479        (6,867)          34,005        1,043      256,504         4,973
First Trust Technology
   AlphaDEX(R) Fund          68,626    3,351,271      576,244      (294,554)         883,216       50,197    4,566,374        10,660
First Trust Utilities
   AlphaDEX(R) Fund         145,929           --    4,110,820            --           78,802           --    4,189,622        11,674
                                     -----------  -----------  ------------  ---------------  -----------  -----------  ------------
                                     $28,990,518  $10,223,989  $ (6,077,075) $     6,027,854  $    72,902  $39,238,188  $     82,851
                                     ===========  ===========  ============  ===============  ===========  ===========  ============


                             8. 12B-1 SERVICE PLAN

The Trust has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of each of the Funds will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, serves as the selling agent and distributor of shares of the Funds. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to Contract owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of a Fund's Class I shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Contract owners used in connection with the sale of a Fund's Class I Shares, certain other expenses associated with the servicing of Class I shares of a Fund, and any service-related expenses that may be authorized from time to time by the Board.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

During the six months ended June 30, 2019, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust's Board and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                                 9. BORROWINGS

The Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, has a $200 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust will allocate amongst the funds that have access to the BNYM Line of Credit. These fees are reflected in the Statements of Operations in the "Commitment fees" line item. To the extent that either fund accesses the BNYM Line of Credit, there would also be an interest fee charged. Neither First Trust Dow Jones or First Trust Multi Income drew on the BNYM Line of Credit during the six months ended June 30, 2019.

                              10. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                             LICENSING INFORMATION

The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), the DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) and the DOW JONES COMPOSITE AVERAGE are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and have been licensed for use by First Trust Advisors L.P. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), the DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) or the DOW JONES COMPOSITE AVERAGE.

The First Trust Dorsey Wright Tactical Core Portfolio (the "Portfolio") is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC ("Licensor"). Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio. Licensor's only relationship to First Trust Advisors L.P. ("First Trust") is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core Index which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate Core Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Funds. For additional information about the risks associated with investing in the Funds, please see the Funds' prospectuses and statements of additional information, as well as other regulatory filings.

BANK LOAN RISKS. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

market or economic conditions. If the Fund holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. As such, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days) which may cause the Fund to be unable to realize the full value of its investment. In addition, bank loans are generally not registered with the Securities Exchange Commission under the Securities Act of 1933, as amended, and may not be considered "securities," and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.

CALL RISK. Some debt securities may be redeemed, or "called," at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund's income.

CONCENTRATION RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified. A concentration makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not so concentrated.

CONVERTIBLE SECURITIES RISK. The Fund may invest in ETFs that hold convertible securities. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

COVENANT-LITE LOAN RISK. Covenant-lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund's ability to reprice credit risk associated with the borrower and reduce the Fund's ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund's exposure to losses on such investments is increased, especially during a downturn in the credit cycle.

CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer's ability or unwillingness to make such payments.

CURRENCY RISK. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund's portfolio. The Fund's net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DIVIDENDS RISK. The Fund's investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of an issuer's track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

EMERGING MARKETS RISK. Investments in securities issued by companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. Investments in emerging markets securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues. Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities. Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

ENERGY INFRASTRUCTURE COMPANIES RISK. Energy infrastructure companies are subject to risks specific to the energy and energy-related industries. This includes but is not limited to: fluctuations in commodity prices impacting the volume of energy commodities transported, processed, stored or distributed; reductions in volumes of natural gas or other energy commodities being available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions limiting growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time; depletion of natural gas reserves or other commodities; rising interest rates resulting in higher costs of capital, increased operating costs; counterparties to contracts defaulting or going bankrupt; and an inability to execute acquisitions or expansion projects in a cost-effect manner; extreme weather events and environmental hazards; and threats of attack by terrorists on energy assets. Energy infrastructure companies may also face counterparty risk, such that long-term contracts may be declared void if the counterparty to those contracts enters bankruptcy proceedings. In addition, energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact the energy infrastructure companies.

Certain energy infrastructure companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems in varying degrees.

EQUITY SECURITIES RISK. The value of the Fund's shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

ETF RISK. Under certain market conditions, the Fund may invest in ETFs. The Fund's investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF's expenses, subjecting Fund shareholders to duplicative expenses.

EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FINANCIAL COMPANIES RISK. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), competition from new entrants and blurred distinctions in their fields of business.

FLOATING RATE DEBT INSTRUMENTS RISK. Investments in floating rate debt instruments are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. Floating rate debt instruments include debt securities issued by corporate and governmental entities, as well bank loans, mortgage-backed securities and asset-backed securities. Floating rate debt instruments are structured so that the security's coupon rate fluctuates based upon the level of a reference rate. Most commonly, the coupon rate of a floating rate debt instrument is set at the level of a widely followed interest rate, plus a fixed spread. As a result, the coupon on floating rate debt instrument will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the instrument. A floating rate debt instrument's coupon rate resets periodically according to its terms. Consequently, in a rising interest rate environment, floating rate debt instruments with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate debt instruments may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate. To the extent the Fund invests in floating rate loans, such instruments may be subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such securities. It is possible that the collateral securing a floating rate loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, floating rate loans may not be considered "securities" under federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.

INCOME RISK. The Fund's income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

INDEX PROVIDER RISK. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the Fund and its shareholders.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund's assets and distributions may decline.


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

INFLATION-INDEXED SECURITIES RISK. Inflation-indexed debt securities, such as TIPS, are subject to the same risks as other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. Although the holders of TIPS receive no less than the par value of the security at maturity, if the Fund purchases TIPS in the secondary market whose principal values have previously been adjusted upward and there is a period of subsequent declining inflation rates, the Fund may receive at maturity less than it invested and incur a loss.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security's price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security's expected life on a present value basis, taking into account the debt security's yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIBOR RISK. In 2012, regulators in the United States and the United Kingdom alleged that certain banks, including some banks serving on the panel for U.S. dollar LIBOR, engaged in manipulative acts in connection with their submissions to the British Bankers Association. Manipulation of the LIBOR rate-setting process would raise the risk to the Fund of being adversely impacted if the Fund received a payment based upon LIBOR and such manipulation of LIBOR resulted in lower resets than would have occurred had there been no manipulation. In 2017, the head of the United Kingdom's Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MLP RISK. Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP's general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. On March 15, 2018, the Federal Energy Regulatory Commission ("FERC") changed its long-standing tax allowance policy which no longer permits MLPs to include in their cost of service an income tax allowance. This has had a negative impact on the performance of some MLPs affected by this decision. This policy change and any similar policy changes in the future could adversely impact an MLP's business, financial condition, results of operations and cash flows and ability to pay cash distributions or dividends.

MLP TAX RISK. The Fund's ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit the Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay


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                           JUNE 30, 2019 (UNAUDITED)

U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of the Fund's investment. The classification of an MLP as a corporation for U. S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP's current or accumulated earnings and profits. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund's adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.

MORTGAGE-RELATED SECURITIES RISK. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying


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                           JUNE 30, 2019 (UNAUDITED)

portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund's fixed costs would be allocated over a smaller number of shareholders.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TBA TRANSACTIONS RISK. The Fund may purchase securities in TBA Transactions. In such a transaction, the purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchasing securities in a TBA Transaction may give rise to investment leverage and may increase the Fund's volatility. Default by, or bankruptcy of, a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

VALUATION RISK. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an "over-the-counter" market. Due to the lack of centralized information and trading, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
                     AND INVESTMENT SUB-ADVISORY AGREEMENTS

The Board of Trustees (the "Board") of First Trust Variable Insurance Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of each of First Trust/Dow Jones Dividend & Income Allocation Portfolio, First Trust Multi Income Allocation Portfolio and First Trust Dorsey Wright Tactical Core Portfolio (each a "Fund" and together the "Funds"); the Investment Sub-Advisory Agreement (the "Stonebridge Sub-Advisory Agreement") among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Stonebridge Advisors LLC ("Stonebridge"); and the Investment Sub-Advisory Agreement (the "Energy Income Partners Sub-Advisory Agreement") among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Energy Income Partners, LLC ("Energy Income Partners"). The Stonebridge Sub-Advisory Agreement and the Energy Income Partners Sub-Advisory Agreement are collectively referred to as the "Sub-Advisory Agreements." Stonebridge and Energy Income Partners are individually referred to as a "Sub-Advisor" and are collectively referred to as the "Sub-Advisors." The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the "Agreements." The Board approved the continuation of the Agreements for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined that the continuation of the Advisory Agreement is in the best interests of each Fund and the continuation of the Sub-Advisory Agreements is in the best interests of First Trust Multi Income Allocation Portfolio in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the


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                           JUNE 30, 2019 (UNAUDITED)

standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and each of the Sub-Advisors responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Funds and by the Sub-Advisors to First Trust Multi Income Allocation Portfolio (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund and the sub-advisory fee rates for First Trust Multi Income Allocation Portfolio as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in each Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Advisor and each Sub-Advisor; any fall out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisors; and information on the Advisor's and each Sub-Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and each of the Sub-Advisors. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor continue to be reasonable business arrangements from the Funds' perspective. Similarly, the Board applied its business judgment to determine whether the arrangements among the Trust, the Advisor and each of the Sub-Advisors continue to be reasonable business arrangements from the perspective of First Trust Multi Income Allocation Portfolio. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Funds knowing that the Advisor manages the Funds and knowing that the Sub-Advisors serve as such for First Trust Multi Income Allocation Portfolio and knowing the advisory fee.

In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Funds and reviewed all of the services provided by the Advisor to the Funds, including oversight of the Sub-Advisors for First Trust Multi Income Allocation Portfolio, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisors' management of First Trust Multi Income Allocation Portfolio's investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisors' and the Funds' compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreements for First Trust Multi Income Allocation Portfolio, the Board reviewed the materials provided by the Sub-Advisors and considered the services that each Sub-Advisor provides to the Fund, noting that Energy Income Partners is responsible for the day-to-day management of a portion of the Fund's investments and that Stonebridge serves in a non-discretionary capacity for a portion of the Fund's investments. In addition to the written materials provided by the Sub-Advisors, at the June 2, 2019 meeting, the Board also received a presentation from representatives of each Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund. In considering each Sub-Advisor's management of the First Trust Multi Income Allocation Portfolio, the Board noted the background and experience of each Sub-Advisor's portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Advisor and to First Trust Multi Income Allocation Portfolio by the Sub-Advisors under the Agreements have been and are expected to remain satisfactory and that the Advisor and, for First Trust Multi Income Allocation Portfolio, the Sub-Advisors, have managed the Funds consistent with each Fund's respective investment objectives, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the Advisory Agreement and, for First Trust Multi Income Allocation Portfolio, considered the sub-advisory fee rates payable under the Sub-Advisory Agreements for the services provided, noting that the sub-advisory fees are paid by the Advisor from its advisory fee. The Board considered that the Advisor agreed to extend the current expense caps for Class I and Class II shares of each Fund at least until May 1, 2021. The Board noted that expenses borne or advisory fees waived by the Advisor are subject to reimbursement by the applicable Fund for up to three years from the date the expense was incurred or advisory fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap. The Board also noted that the Advisor had extended through May 1, 2020 its agreement to reduce the advisory fee payable by First Trust Multi Income Allocation Portfolio in the amount of 0.37% of the Fund's average daily net assets. The


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

Board received and reviewed information for each Fund showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisors to other fund and non-fund clients, as applicable. With respect to each Fund's Expense Group, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups. Based on the information provided, the Board noted that the advisory fee payable by First Trust/Dow Jones Dividend & Income Allocation Portfolio was above the median advisory fee of the peer funds in the Fund's Expense Group, that the advisory fee payable by First Trust Multi Income Allocation Portfolio was above the median advisory fee of the peer funds in the Fund's Expense Group and that the advisory fee payable by First Trust Dorsey Wright Tactical Core Portfolio was below the median advisory fee of the peer funds in the Fund's Expense Group. The Board also noted that with respect to the total (net) expense ratio of each Fund's Class I shares, the net expense ratio of First Trust/Dow Jones Dividend & Income Allocation Portfolio was above the median net expense ratio of the peer funds in the Fund's Expense Group, the net expense ratio of First Trust Multi Income Allocation Portfolio was below the median net expense ratio of the peer funds in the Fund's Expense Group and the net expense ratio of First Trust Dorsey Wright Tactical Core Portfolio was equal to the median net expense ratio of the peer funds in the Fund's Expense Group. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for the Funds. The Board noted the process it has established for monitoring the Funds' performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds and the Sub-Advisors for First Trust Multi Income Allocation Portfolio. The Board determined that this process continues to be effective for reviewing the Funds' performance. The Board received and reviewed information comparing each Fund's performance for periods ended December 31, 2018 to the performance of the funds in the Fund's Performance Universe and to that of a blended benchmark index. Based on the information provided, the Board noted that First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I shares) outperformed the Performance Universe median for the one-, three- and five-year periods ended December 31, 2018. The Board also noted that First Trust/Dow Jones Dividend & Income Allocation Portfolio outperformed the blended benchmark index for the three- and five-year periods ended December 31, 2018 but underperformed the blended benchmark index for the one-year period ended December 31, 2018. The Board noted that First Trust Multi Income Allocation Portfolio (Class I shares) outperformed the Performance Universe median for the one-year period ended December 31, 2018 but underperformed the Performance Universe median for the three-year period ended December 31, 2018. The Board also noted that First Trust Multi Income Allocation Portfolio underperformed the blended benchmark index for the one- and three-year periods ended December 31, 2018. The Board noted that First Trust Dorsey Wright Tactical Core Portfolio (Class I shares) underperformed the Performance Universe median for the one- and three-year periods ended December 31, 2018. The Board also noted that First Trust Dorsey Wright Tactical Core Portfolio underperformed the blended benchmark index for the one- and three-year periods ended December 31, 2018.

On the basis of all the information provided on the fees, expenses and performance of the Funds and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund and the sub-advisory fees for First Trust Multi Income Allocation Portfolio continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Advisory Agreement and provided to First Trust Multi Income Allocation Portfolio by the Sub-Advisors under the Sub-Advisory Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to each Fund and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the majority ownership interest of an affiliate of the Advisor in Stonebridge and the investment by an affiliate of the Advisor in Energy Income Partners and potential fall-out benefits to the Advisor from such interests. The Board noted that FTP is compensated for services provided to the Funds through Rule 12b 1 distribution and service fees payable by Class I shares, and that the Advisor receives compensation from the Funds for providing fund reporting services pursuant to a separate Fund Reporting Services Agreement. The Board also noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

With respect to the Stonebridge Sub-Advisory Agreement, the Board considered Stonebridge's expenses in providing sub-advisory services to the Fund and noted Stonebridge's hiring of additional personnel in the past year and commitment to add additional resources if assets increase. The Board did not review the profitability of Stonebridge with respect to the Fund. The Board noted that the Advisor pays Stonebridge from its advisory fee and its understanding that the First Trust Multi Income Allocation Portfolio's sub-advisory fee rate was


Page 80


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2019 (UNAUDITED)

the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered fall-out benefits that may be realized by Stonebridge from its relationship with First Trust Multi Income Allocation Portfolio, including potential fall-out benefits to Stonebridge from the ownership interest of an affiliate of the Advisor in Stonebridge. The Board noted that Stonebridge does not provide trade execution services on behalf of First Trust Multi Income Allocation Portfolio. The Board concluded that the character and amount of potential fall-out benefits to Stonebridge were not unreasonable.

With respect to the Energy Income Partners Sub-Advisory Agreement, the Board considered that Energy Income Partners' investment services expenses are primarily fixed in nature, and that Energy Income Partners has made recent investments in personnel and infrastructure and anticipates that its expenses will continue to rise due to additions to personnel and system upgrades. The Board did not review the profitability of Energy Income Partners with respect to the Fund. The Board noted that the Advisor pays Energy Income Partners from its advisory fee and its understanding that the First Trust Multi Income Allocation Portfolio's sub-advisory fee rate was the product of an arm's length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered fall-out benefits that may be realized by Energy Income Partners from its relationship with First Trust Multi Income Allocation Portfolio, including the potential fall-out benefits to Energy Income Partners from the ownership interest of an affiliate of the Advisor in Energy Income Partners. The Board noted that Energy Income Partners does not provide trade execution services on behalf of First Trust Multi Income Allocation Portfolio. The Board concluded that the character and amount of potential fall-out benefits to Energy Income Partners were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the applicable Funds. No single factor was determinative in the Board's analysis.


                                                                         Page 81


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


FIRST TRUST

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


INVESTMENT SUB-ADVISORS

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Energy Income Partners, LLC                        Stonebridge Advisors, LLC
10 Wright Street                                   10 Westport Road, Suite C101
Westport, CT 06880                                 Wilton, CT 06897


ADMINISTRATOR, FUND
ACCOUNTANT, & CUSTODIAN

FIRST TRUST/DOW JONES DIVIDEND & INCOME            FIRST TRUST DORSEY WRIGHT
   ALLOCATION PORTFOLIO                               TACTICAL CORE PORTFOLIO
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO      Brown Brothers Harriman & Co.
The Bank of New York Mellon                        50 Post Office Square
240 Greenwich Street                               Boston, MA 02110
New York, NY 10286


TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Variable Insurance Trust
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 26, 2019
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 26, 2019
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 26, 2019
     -----------------

* Print the name and title of each signing officer under his or her signature.